UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 44.0%
Federal Farm Credit Bank
$91,385,000	0.173	%(a)	12/14/11	$91,383,188
10,000,000	0.010		12/16/11	9,999,958
50,000,000	0.020		12/30/11	49,999,194
30,000,000	0.010		01/03/12	29,999,725
79,000,000	0.203	(a)	01/13/12	78,997,412
200,000,000	0.235	(a)	02/03/12	200,000,000
50,000,000	0.101	(a)	02/07/12	49,997,274
288,720,000	0.147	(a)	02/22/12	288,774,917
50,000,000	0.235	(a)	03/21/12	49,998,460
300,000,000	0.220	(a)	04/04/12	299,973,955
35,000,000	0.158	(a)	04/13/12	34,996,758
125,000,000	0.247	(a)	05/22/12	124,993,981
40,000,000	3.875		06/04/12	40,752,171
17,975,000	0.200		07/19/12	17,974,716
50,000,000	0.215	(a)	07/20/12	50,006,608
183,000,000	0.200		09/04/12	182,967,224
24,000,000	0.500	(a)	11/01/12	24,000,000
137,755,000	0.257	(a)	11/27/12	137,769,132
38,200,000	0.272	(a)	12/14/12	38,200,000
100,000,000	0.273	(a)	01/03/13	100,000,000
66,630,000	0.237	(a)	01/24/13	66,629,507
96,230,000	0.363	(a)	01/25/13	96,239,601
50,000,000	0.207	(a)	01/28/13	49,988,616
71,150,000	0.175	(a)	02/04/13	71,099,538
222,000,000	0.385	(a)	02/07/13	221,977,938
61,520,000	0.247	(a)	02/22/13	61,512,736
10,000,000	0.222	(a)	03/18/13	9,998,772
100,000,000	0.198	(a)	04/09/13	99,973,166
79,500,000	0.222	(a)	04/17/13	79,485,659
19,480,000	0.307	(a)	04/26/13	19,496,654
100,000,000	0.227	(a)	07/08/13	99,983,706
Federal Home Loan Bank
65,000,000	0.001		12/01/11	65,000,000
97,000,000	0.320		12/06/11	96,999,542
13,000,000	0.010		12/09/11	12,999,971
194,000,000	0.320		12/09/11	193,998,535
97,000,000	0.350		12/13/11	96,998,890
48,200,000	0.350		12/19/11	48,198,694
250,125,000	0.750		12/21/11	250,222,294
41,000,000	0.350		12/23/11	40,998,766
236,000,000	0.030		01/04/12	235,993,313
200,000,000	0.140		01/10/12	200,019,200
6,300,000	0.180	(a)	01/13/12	6,300,224
24,670,000	0.200	(a)	01/24/12	24,671,840
85,000,000	0.035		01/27/12	84,995,290
86,000,000	0.180		02/08/12	85,999,356
32,500,000	0.120		02/24/12	32,495,221
225,000,000	0.120		02/27/12	224,954,526
97,000,000	0.110		03/15/12	96,979,774
103,000,000	0.110		03/22/12	102,977,091
253,000,000	0.150		03/23/12	252,974,525
157,000,000	0.400		08/16/12	157,000,000
118,000,000	0.400		08/17/12	118,000,000
46,000,000	0.200		09/06/12	45,988,137
39,000,000	0.240		09/28/12	38,998,760
56,050,000	0.220		10/24/12	56,032,951
9,700,000	0.200	(b)	12/06/12	9,694,771
9,700,000	0.300	(b)	12/06/12	9,700,000
24,000,000	0.300	(b)	12/07/12	24,000,000
9,700,000	0.320	(b)	12/07/12	9,700,000
38,700,000	0.210	(b)	12/10/12	38,682,960

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Bank — (continued)
$17,900,000	0.320	%(b)	12/11/12	$17,900,000
78,400,000	0.210	(b)	12/13/12	78,365,565
4,800,000	0.300		12/14/12	4,800,000
33,600,000	0.300	(b)	12/14/12	33,600,000
9,600,000	0.300	(b)	12/17/12	9,600,000
7,200,000	0.310	(b)	12/17/12	7,200,000
69,400,000	0.210	(b)	12/19/12	69,367,761
69,400,000	0.210	(b)	12/21/12	69,369,518
6,900,000	0.320	(b)	12/21/12	6,900,000
12,700,000	0.200	(b)	12/28/12	12,693,154
37,100,000	0.210	(b)	12/28/12	37,083,705
100,000,000	0.188	(a)	07/08/13	99,918,821

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$5,885,543,721

U.S. Treasury Obligations — 63.2%
United States Treasury Bills
$75,000,000	0.002%		12/01/11	$75,000,000
375,000,000	0.005		12/01/11	375,000,000
128,000,000	0.010		12/01/11	128,000,000
600,000,000	0.015		12/01/11	600,000,000
90,000,000	0.005		12/08/11	89,999,913
500,000,000	0.010		12/08/11	499,999,028
1,683,000,000	0.005		12/15/11	1,682,996,728
180,000,000	0.010		12/15/11	179,999,300
2,205,600,000	0.020		12/22/11	2,205,574,268
145,000,000	0.017		12/29/11	144,998,026
1,093,000,000	0.020		12/29/11	1,092,982,997
485,000,000	0.025		12/29/11	484,990,569
United States Treasury Notes
180,000,000	1.125		01/15/12	180,245,282
250,000,000	4.750		01/31/12	251,963,129
250,000,000	4.750		05/31/12	255,774,492
14,000,000	0.625		06/30/12	14,039,514
149,000,000	4.875		06/30/12	153,097,513
12,000,000	0.625		07/31/12	12,039,699
26,000,000	4.250		09/30/12	26,883,791

TOTAL U.S. TREASURY OBLIGATIONS				$8,453,584,249

TOTAL INVESTMENTS — 107.2%				$14,339,127,970

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%				(957,704,096)

NET ASSETS — 100.0%				$13,381,423,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2011.

(b) All or a portion represents a forward commitment.

FINANCIAL SQUARE FEDERAL FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — 34.9%
Federal Farm Credit Bank
$141,000,000	0.197	%(a)	12/08/11	$140,999,594
150,000,000	0.198	(a)	12/09/11	149,999,507
247,000,000	0.173	(a)	12/14/11	246,996,946
247,000,000	0.198	(a)	01/12/12	246,994,316
166,100,000	0.203	(a)	01/13/12	166,094,559
40,000,000	0.158	(a)	04/13/12	39,996,295
27,700,000	0.215	(a)	07/20/12	27,703,661
49,800,000	0.500	(a)	11/01/12	49,800,000
97,500,000	0.272	(a)	12/14/12	97,500,000
30,000,000	0.207	(a)	01/28/13	29,993,170
175,000,000	0.385	(a)	02/07/13	174,895,488
35,000,000	0.222	(a)	03/18/13	34,995,703
100,000,000	0.198	(a)	04/09/13	99,973,165
35,000,000	0.222	(a)	04/17/13	34,998,817
Federal Home Loan Bank
162,500,000	0.320		12/06/11	162,499,233
325,500,000	0.320		12/09/11	325,497,542
163,000,000	0.350		12/13/11	162,998,135
80,500,000	0.350		12/19/11	80,497,818
207,000,000	0.350		12/23/11	206,993,770
11,800,000	0.180	(a)	01/13/12	11,800,420
45,800,000	0.200	(a)	01/24/12	45,803,417
159,000,000	0.180		02/08/12	158,998,809
144,000,000	0.343	(a)	02/13/12	143,993,865
60,300,000	0.120		02/24/12	60,291,133
150,000,000	0.120		02/27/12	149,969,684
103,000,000	0.110		03/15/12	102,978,522
250,000,000	0.110		03/19/12	249,945,884
147,000,000	0.110		03/22/12	146,967,304
490,000,000	0.150		03/23/12	489,950,661
200,000,000	0.140		03/26/12	199,972,988
318,000,000	0.400		08/16/12	318,000,000
238,000,000	0.400		08/17/12	238,000,000
50,000,000	0.200		09/06/12	49,987,105
79,000,000	0.240		09/28/12	78,997,487
123,000,000	0.220		10/24/12	122,962,587
298,000,000	0.230		10/26/12	297,935,622
100,000,000	0.230		10/30/12	99,978,156
56,300,000	0.230		11/07/12	56,287,396
34,700,000	0.200	(b)	12/06/12	34,681,296
34,700,000	0.300	(b)	12/06/12	34,700,000
122,700,000	0.300	(b)	12/07/12	122,700,000
34,700,000	0.320	(b)	12/07/12	34,700,000
138,900,000	0.210	(b)	12/10/12	138,838,840
65,350,000	0.320	(b)	12/10/12	65,350,000
65,000,000	0.320	(b)	12/11/12	65,000,000
264,400,000	0.210	(b)	12/13/12	264,283,870
122,500,000	0.300	(b)	12/14/12	122,500,000
17,500,000	0.300		12/14/12	17,500,000
35,000,000	0.300	(b)	12/17/12	35,000,000
26,300,000	0.310	(b)	12/17/12	26,300,000
161,800,000	0.210	(b)	12/19/12	161,724,837
161,900,000	0.210	(b)	12/21/12	161,828,891
16,200,000	0.320	(b)	12/21/12	16,200,000
76,500,000	0.200	(b)	12/28/12	76,458,765
137,100,000	0.210	(b)	12/28/12	137,039,783
19,000,000	0.188	(a)	07/08/13	18,984,576
40,000,000	0.189	(a)	07/15/13	39,967,140

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Mortgage Corp.
$700,000,000	0.168	%(a)	01/11/12	$699,960,763
490,000,000	0.175	(a)	01/20/12	489,972,864
398,000,000	0.080	(a)	01/25/12	397,975,782
6,900,000	4.750		03/05/12	6,981,867
100,294,000	2.125		03/23/12	100,896,684
60,000,000	5.500		08/20/12	62,273,105
288,000,000	0.350	(b)	12/14/12	288,000,000
29,913,000	0.195	(a)	02/04/13	29,898,900
240,000,000	0.215	(a)	03/21/13	239,905,579
39,050,000	0.202	(a)	06/17/13	39,030,349
300,000,000	0.215	(a)	11/04/13	299,824,684
Federal National Mortgage Association
51,846,000	6.125		03/15/12	52,731,177
43,765,000	0.282	(a)	10/18/12	43,782,573
692,000,000	0.311	(a)	12/20/12	691,885,957
330,000,000	0.287	(a)	12/28/12	329,928,076
350,000,000	0.376	(a)	05/17/13	349,842,352
150,000,000	0.205	(a)	10/03/13	149,888,044
300,000,000	0.218	(a)	11/14/13	299,823,042

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$11,648,608,555

U.S. Government Guarantee Notes* — 1.0%
Bank of America Corp.
$25,251,000	2.100%		04/30/12	$25,448,478
Citigroup Funding, Inc.
32,305,000	2.000		03/30/12	32,497,925
Citigroup, Inc.
141,713,000	2.125		04/30/12	142,835,884
General Electric Capital Corp.
16,900,000	2.250		03/12/12	16,996,974
JPMorgan Chase & Co.
59,540,000	3.125		12/01/11	59,540,000
Morgan Stanley
6,310,000	2.250		03/13/12	6,346,752
U.S. Bancorp
12,481,000	2.250		03/13/12	12,553,694
Wells Fargo & Co.
19,335,000	3.000		12/09/11	19,346,779

TOTAL U.S. GOVERNMENT GUARANTEE NOTES				$315,566,486

U.S. Government Guarantee Variable Rate Obligations*(a) — 3.6%
Bank of America Corp.
$5,000,000	1.147%		12/02/11	$5,000,121
541,250,000	0.728		04/30/12	542,041,479
26,700,000	0.555		06/22/12	26,737,993
51,500,000	0.735		06/22/12	51,625,558
General Electric Capital Corp.
104,250,000	1.267		12/09/11	104,272,663
JPMorgan Chase & Co.
74,000,000	0.577		06/15/12	74,113,550
100,000,000	0.735		06/22/12	100,243,801
Morgan Stanley & Co.
4,900,000	1.176		12/01/11	4,900,000

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Government Guarantee Variable Rate Obligations*(a) — (continued)
Wells Fargo & Co.
$282,480,000	1.187%	12/09/11	$282,536,772
6,000,000	0.567	06/15/12	6,008,881

TOTAL U.S. GOVERNMENT GUARANTEE VARIABLE RATE OBLIGATIONS			$1,197,480,818

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$13,161,655,859

Repurchase Agreements-Unaffiliated Issuers(c) — 67.3%
Bank of Nova Scotia
$500,000,000	0.190%	02/21/12	$500,000,000
Maturity Value: $500,240,139
Settlement Date: 11/22/11
Collateralized by Federal Home Loan Bank, 3.200%, due 06/08/18, Federal National Mortgage Association, 2.375%, due 07/27/16, U.S Treasury Bill, 0.000%, due 10/18/12, U.S. Treasury Bonds, 3.500% to 6.250%, due 08/15/23 to 02/15/40, U.S. Treasury Notes, 0.250% to 4.500%, due 03/31/12 to 05/15/21 and U.S. Treasury Inflation Indexed Bond, 2.375%, due 01/15/27. The aggregate market value of the collateral, including accrued interest, was $510,024,286.

Barclays Capital, Inc.
1,357,800,000	0.100	12/01/11	1,357,800,000
Maturity Value: $1,357,803,772
Collateralized by U.S. Treasury Bond, 4.500%, due 08/15/39, U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/26 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/22 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $1,384,956,069.

246,700,000	0.120	12/01/11	246,700,000
Maturity Value: $246,700,822
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 5.000%, due 02/01/41 to 09/01/41 and Federal National Mortgage Association, 3.500% to 4.000%, due 11/01/26 to 04/01/39. The aggregate market value of the collateral, including accrued interest, was $251,634,001.

177,900,000	0.140	12/01/11	177,900,000
Maturity Value: $177,900,692
Collateralized by Federal National Mortgage Association, 3.000%, due 12/01/26. The market value of the collateral, including accrued interest, was $181,458,000.
1,000,000,000	0.230	01/13/12	1,000,000,000
Maturity Value: $1,000,281,111
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 07/01/23 to 05/01/41 and Federal National Mortgage Association, 3.000% to 5.000%, due 10/01/19 to 11/01/41. The aggregate market value of the collateral, including accrued interest, was $1,020,000,000.

BNP Paribas Securities Corp.
300,000,000	0.070	12/01/11	300,000,000
Maturity Value: $300,000,583
Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 07/01/25 to 01/01/41, Federal National Mortgage Association, 4.000% to 5.500%, due 07/01/20 to 06/01/36 and Government National Mortgage Association, 6.000%, due 01/15/40. The aggregate market value of the collateral, including accrued interest, was $306,000,000.

1,000,000,000	0.230	01/09/12	1,000,000,000
Maturity Value: $1,000,255,556
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 09/01/15 to 08/01/41, Federal National Mortgage Association, 3.000% to 7.000%, due 10/01/18 to 08/01/47 and Government National Mortgage Association, 3.500% to 6.500%, due 08/15/18 to 08/15/41. The aggregate market value of the collateral, including accrued interest, was $1,020,000,001.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(c) — (continued)
BNYMellon Investments
$600,000,000	0.130%	12/01/11	$600,000,000
Maturity Value: $600,002,167
Collateralized by U.S. Treasury Note, 1.250%, due 10/31/15. The market value of the collateral, including accrued interest, was $613,094,602.
Citibank, N.A.
1,500,000,000	0.140	12/07/11	1,500,000,000
Maturity Value: $1,500,040,833
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.000%, due 02/01/18 to 11/01/41 and Federal National Mortgage Association, 3.000% to 6.500%, due 04/01/18 to 11/01/47. The aggregate market value of the collateral, including accrued interest, was $1,530,000,001.

Credit Suisse Securities LLC
350,000,000	0.080	12/01/11	350,000,000
Maturity Value: $350,000,778
Collateralized by U.S. Treasury Notes, 0.375% to 4.750%, due 12/15/11 to 02/15/19. The aggregate market value of the collateral, including accrued interest, was $357,000,227.
1,000,000,000	0.200	01/05/12	1,000,000,000
Maturity Value: $1,000,344,444
Settlement Date: 11/04/11
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 04/01/16 to 08/01/48. The aggregate market value of the collateral, including accrued interest, was $1,030,003,413.
600,000,000	0.230	01/17/12	600,000,000
Maturity Value: $600,237,667
Settlement Date: 11/16/11
Collateralized by Federal National Mortgage Association, 2.500% to 6.500%, due 07/01/14 to 12/01/41. The aggregate market value of the collateral, including accrued interest, was $618,001,253.
Deutsche Bank Securities, Inc.
52,000,000	0.090	12/01/11	52,000,000
Maturity Value: $52,000,130
Collateralized by Federal Home Loan Bank, 0.350%, due 05/30/13. The market value of the collateral, including accrued interest, was $53,042,043.
994,000,000	0.150	12/01/11	994,000,000
Maturity Value: $994,376,892
Settlement Date: 09/01/11
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 9.500%, due 12/01/11 to 10/01/47, Federal National Mortgage Association, 3.500% to 7.000%, due 01/01/14 to 01/01/48 and Government National Mortgage Association, 3.000% to 7.000%, due 09/15/18 to 10/15/41. The aggregate market value of the collateral, including accrued interest, was $1,023,820,000.

1,000,000,000	0.200	02/01/12	1,000,000,000
Maturity Value: $1,000,494,444
Settlement Date: 11/04/11
Collateralized by Federal National Mortgage Association, 4.500% to 5.500%, due 02/01/38 to 09/01/41 and Government National Mortgage Association, 4.000% to 7.000%, due 10/15/38 to 09/20/41. The aggregate market value of the collateral, including accrued interest, was $1,034,671,749.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(c) — (continued)
HSBC Securities (USA), Inc.
$500,000,000	0.080%	12/01/11	$500,000,000
Maturity Value: $500,001,111
Collateralized by U.S. Treasury Bond, 3.875%, due 08/15/40 and U.S. Treasury Note, 1.750%, due 10/31/18. The aggregate market value of the collateral, including accrued interest, was $510,002,960.
Joint Repurchase Agreement Account III
4,189,500,000	0.142	12/01/11	4,189,500,000
Maturity Value: $4,189,516,509
Merrill Lynch Government Securities, Inc.
775,900,000	0.090	12/01/11	775,900,000
Maturity Value: $775,901,940
Collateralized by U.S. Treasury Notes, 0.250% to 4.250%, due 08/15/14 to 02/15/21. The aggregate market value of the collateral, including accrued interest, was $791,418,018.
585,000,000	0.130	12/01/11	585,000,000
Maturity Value: $585,002,113
Collateralized by Government National Mortgage Association, 4.500%, due 08/20/41. The market value of the collateral, including accrued interest, was $602,550,001.
RBC Capital Markets LLC
850,000,000	0.130	12/01/11	850,000,000
Maturity Value: $850,003,069
Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 5.000%, due 03/01/23 to 08/01/41 and Federal National Mortgage Association, 2.760% to 5.000%, due 01/01/16 to 11/01/41. The aggregate market value of the collateral, including accrued interest, was $866,999,998.

RBS Securities, Inc.
500,000,000	0.140	12/01/11	500,000,000
Maturity Value: $500,001,944
Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 8.000%, due 01/15/13 to 12/01/41 and Federal National Mortgage Association, 0.000% to 4.750%, due 12/01/11 to 11/19/12. The aggregate market value of the collateral, including accrued interest, was $510,000,866.

Societe Generale
250,000,000	0.090	12/01/11	250,000,000
Maturity Value: $250,000,625
Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 11/01/26 and Federal National Mortgage Association, 4.750%, due 11/19/12. The aggregate market value of the collateral, including accrued interest, was $255,011,007.

250,000,000	0.090	12/01/11	250,000,000
Maturity Value: $250,000,625
Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 08/01/41 and Federal National Mortgage Association, 4.000% to 4.500%, due 11/01/40 to 08/01/41. The aggregate market value of the collateral, including accrued interest, was $257,500,000.

900,000,000	0.100	12/01/11	900,000,000
Maturity Value: $900,002,500
Collateralized by U.S. Treasury Notes, 0.250% to 0.875%, due 09/15/14 to 11/30/16 and U.S. Treasury Inflation Indexed Note, 0.625%, due 07/15/21. The aggregate market value of the collateral, including accrued interest, was $918,000,074.

1,000,000,000	0.150	12/01/11	1,000,000,000
Maturity Value: $1,000,004,167
Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 08/01/41, Federal National Mortgage Association, 3.500% to 5.500%, due 03/01/26 to 09/01/39 and U.S. Treasury Note, 0.250%, due 09/15/14. The aggregate market value of the collateral, including accrued interest, was $1,029,846,178.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Repurchase Agreements-Unaffiliated Issuers(c) — (continued)
UBS Securities LLC
$235,100,000	0.070%		12/01/11	$235,100,000
Maturity Value: $235,100,457
Collateralized by U.S. Treasury Notes, 0.500% to 3.125%, due 04/30/13 to 08/31/17. The aggregate market value of the collateral, including accrued interest, was $239,802,053.
750,000,000	0.190	(b)	01/12/12	750,000,000
Maturity Value: $750,122,708
1,000,000,000	0.190	(b)	01/12/12	1,000,000,000
Maturity Value: $1,000,163,611

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS				$22,463,900,000

Repurchase Agreements-Affiliated Issuers(c) — 3.7%
Goldman, Sachs & Co.
$125,000,000	0.130%		12/01/11	$125,000,000
Maturity Value: $125,000,451
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 05/01/40 to 01/01/41 and Federal National Mortgage Association, 5.500%, due 04/01/34. The aggregate market value of the collateral, including accrued interest, was $127,500,000.

1,100,000,000	0.220		01/13/12	1,100,000,000
Maturity Value:$1,100,309,222
Settlement Date: 11/28/11
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.000%, due 02/01/25 to 11/01/41 and Federal National Mortgage Association, 3.500% to 7.000%, due 09/01/19 to 12/01/41. The aggregate market value of the collateral, including accrued interest, was $1,122,000,003.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS				$1,225,000,000

TOTAL INVESTMENTS — 110.5%				$36,850,555,859

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.5)%				(3,494,256,582)

NET ASSETS — 100.0%				$33,356,299,277

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2011.

(b) All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(c) Unless noted, all repurchase agreements were entered into on November 30, 2011. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

FINANCIAL SQUARE GOVERNMENT FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 12.4%
ABN Amro Funding USA LLC
$100,000,000	0.430%	12/29/11	$99,966,556
Argento Variable Funding Co. LLC
73,000,000	0.290	12/12/11	72,993,531
Aspen Funding Corp.
65,000,000	0.330	12/01/11	65,000,000
50,000,000	0.320	12/08/11	49,996,889
Atlantic Asset Securitization LLC
250,000,000	0.800	12/05/11	249,977,778
Atlantis One Funding Corp.
206,000,000	0.516	03/13/12	205,696,464
207,000,000	0.521	03/16/12	206,683,060
Barton Capital LLC
138,995,000	0.750	12/01/11	138,995,000
Hannover Funding Co., LLC
90,000,000	0.550	12/20/11	89,973,875
50,000,000	0.530	12/22/11	49,984,542
Kells Funding LLC
150,000,000	0.320	12/15/11	149,981,333
49,000,000	0.300	12/21/11	48,991,834
LMA Americas LLC
198,000,000	0.850	12/07/11	197,971,950
Matchpoint Master Trust
150,000,000	0.800	12/05/11	149,986,667
Nordea North America, Inc.
40,000,000	0.511	03/15/12	39,940,500
NRW.BANK
250,000,000	0.355	12/06/11	249,987,847
Royal Park Investments Funding Corp.
48,000,000	0.800	12/02/11	47,998,933
120,000,000	0.850	12/20/11	119,946,167
Tasman Funding, Inc.
80,000,000	0.310	12/02/11	79,999,311
Versailles Commercial Paper LLC
200,000,000	0.800	12/07/11	199,973,333
Windmill Funding Corp.
50,750,000	0.320	12/06/11	50,747,744

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$2,564,793,314

Certificates of Deposit-Yankeedollar — 9.5%
DG Bank
$400,000,000	0.370%	01/03/12	$400,001,833
Mizuho Corporate Bank, Ltd.
250,000,000	0.320	12/01/11	250,000,000
250,000,000	0.300	01/17/12	250,000,000
Nordea Bank Finland PLC
170,000,000	0.510	03/19/12	169,997,433
Norinchukin Bank
250,000,000	0.290	12/05/11	250,000,000
Sumitomo Mitsui Banking Corp.
250,000,000	0.200	12/02/11	250,000,000
Sumitomo Trust & Banking Co. Ltd.
398,000,000	0.220	12/12/11	398,000,608

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$1,967,999,874

Municipal Debt Obligations — 1.6%
State of Texas TRANS Series 2011 A
$300,000,000	2.500%	08/30/12	$305,030,799

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Municipal Debt Obligations — (continued)
University of California Taxable RN Series 2011 AA-1
$31,200,000	0.480%		07/01/12	$31,200,000

TOTAL MUNICIPAL DEBT OBLIGATIONS				$336,230,799

Time Deposits — 13.1%
Credit Industriel et Commercial
$700,000,000	0.230%		12/01/11	$700,000,000
HSBC Securities (USA), Inc.
400,000,000	0.170		12/01/11	400,000,000
KBC Bank
700,000,000	0.250		12/01/11	700,000,000
Natixis
500,000,000	0.200		12/01/11	500,000,000
Societe Generale
404,700,000	0.150		12/01/11	404,700,000

TOTAL TIME DEPOSITS				$2,704,700,000

U.S. Government Agency Obligations — 17.4%
Federal Farm Credit Bank
$33,000,000	0.220	%(a)	01/27/12	$32,998,040
29,500,000	0.500	(a)	11/01/12	29,500,000
56,000,000	0.272	(a)	12/14/12	56,000,000
Federal Home Loan Bank
54,000,000	0.222	(a)	01/26/12	53,997,476
109,000,000	0.298	(a)	01/30/12	108,993,530
150,000,000	0.302	(a)	02/03/12	149,991,782
159,000,000	0.343	(a)	02/13/12	158,993,226
257,000,000	0.400		08/16/12	257,000,000
193,000,000	0.400		08/17/12	193,000,000
114,000,000	0.200		09/06/12	113,970,600
109,000,000	0.240		09/28/12	108,996,533
100,000,000	0.230		10/24/12	99,960,371
64,000,000	0.230		10/30/12	63,986,020
43,400,000	0.230		11/07/12	43,390,284
16,500,000	0.200	(b)	12/06/12	16,491,106
16,500,000	0.300	(b)	12/06/12	16,500,000
41,000,000	0.300	(b)	12/07/12	41,000,000
16,500,000	0.320	(b)	12/07/12	16,500,000
65,900,000	0.210	(b)	12/10/12	65,870,983
32,500,000	0.320	(b)	12/10/12	32,500,000
30,300,000	0.320	(b)	12/11/12	30,300,000
122,400,000	0.210	(b)	12/13/12	122,346,239
57,400,000	0.300	(b)	12/14/12	57,400,000
8,200,000	0.300		12/14/12	8,200,000
16,400,000	0.300	(b)	12/17/12	16,400,000
12,100,000	0.310	(b)	12/17/12	12,100,000
89,400,000	0.210	(b)	12/19/12	89,358,470
89,400,000	0.210	(b)	12/21/12	89,360,734
8,900,000	0.320	(b)	12/21/12	8,900,000
43,300,000	0.200	(b)	12/28/12	43,276,660
78,800,000	0.210	(b)	12/28/12	78,765,389
15,000,000	0.188	(a)	07/08/13	14,987,823
30,000,000	0.189	(a)	07/15/13	29,975,355
Federal Home Loan Mortgage Corp.
200,000,000	0.168	(a)	01/11/12	199,988,790
50,000,000	5.500		08/20/12	51,894,254
468,000,000	0.195	(a)	05/03/13	467,730,558
196,750,000	0.198	(a)	05/06/13	196,636,702

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Mortgage Corp. — (continued)
$211,000,000	0.195	%(a)	06/03/13	$210,871,474
200,000,000	0.202	(a)	06/17/13	199,828,238

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$3,587,960,637

Variable Rate Municipal Debt Obligations(a) — 18.1%
ABAG Finance Authority VRDN RB for Nonprofit Corps. Lakeside Village Apartments Series 2011 A (FHLMC)
$20,000,000	0.110%		10/01/46	$20,000,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2002 A (GO of Corp.) (JPMorgan Chase Bank SPA)
20,800,000	0.110		06/01/32	20,800,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
47,865,000	0.100		12/01/40	47,865,000
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 D (GO of Corp.) (Bank of America N.A. SPA)
55,000,000	0.130		12/01/40	55,000,000
Alaska Housing Finance Corp. VRDN RB for Home Mortgage Series 2002 A RMKT (JPMorgan Chase Bank SPA)
25,000,000	0.110		12/01/36	25,000,000
Allegheny County Industrial Development Authority Pennsylvania VDRN RB Children’s Hospital Project Series 2004 A (Bank of America N.A. LOC)
48,500,000	0.110		10/01/32	48,500,000
BlackRock Municipal Income Investment Trust VRDN Tax-Exempt Preferred Series 2011 W-7-342 (Morgan Stanley Bank)(c)
5,100,000	0.280		10/01/41	5,100,000
Buncombe County North Carolina Metropolitan District Sewerage System VRDN RB Orlando Refunding Series 2008 A (Bank of America N.A. SPA)
25,000,000	0.110		07/01/31	25,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-3067X (Morgan Stanley Bank)(c)
20,410,000	0.170		10/01/39	20,410,000
California Housing Finance Agency VRDN RB Multifamily Housing Series 2000 A (FHLMC LOC) (FNMA LOC)
30,125,000	0.140		02/01/26	30,125,000
California Housing Finance Agency VRDN RB Multifamily Housing Series 2000 C (FHLMC LOC) (FNMA LOC)
13,295,000	0.140		02/01/33	13,295,000
California Housing Finance Agency VRDN RB Multifamily Housing Series 2002 C (FHLMC LOC) (FNMA LOC)
15,300,000	0.140		08/01/37	15,300,000
California Housing Finance Agency VRDN RB Multifamily Housing Series 2005 D (FHLMC LOC) (FNMA LOC)
16,800,000	0.140		02/01/38	16,800,000
California Housing Finance Agency VRDN RB Multifamily Housing Series 2006 A (FHLMC LOC) (FNMA LOC)
19,000,000	0.140		02/01/41	19,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (GTY AGMT-Kaiser)
10,000,000	0.090		11/01/30	10,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser)
23,800,000	0.090		08/15/25	23,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT-Kaiser)
23,300,000	0.090		04/01/36	23,300,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
17,500,000	0.100		04/01/46	17,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
California Statewide Communities Development Authority VRDN RB Series 2004 L
$27,000,000	0.090%	04/01/38	$27,000,000
Charleston Waterworks & Sewer VRDN RB for Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA)
34,050,000	0.100	01/01/33	34,050,000
Charleston Waterworks & Sewer VRDN RB for Refunding System Series 2007 (Bank of America N.A. SPA)
25,690,000	0.100	01/01/28	25,690,000
Charlotte-Mecklenburg, North Carolina Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2007 C RMKT (JPMorgan Chase & Co. SPA)
20,000,000	0.120	01/15/37	20,000,000
City of Jacksonville Florida Transportation VRDN RB Series 2008 A (JP Morgan Chase Bank SPA)
75,135,000	0.150	10/01/32	75,135,000
City of Los Angeles VRDN RB Wastewater System Subseries 2008 D (JPMorgan Chase Bank LOC)
19,900,000	0.120	06/01/28	19,900,000
City of Riverside Electric VRDN RB Refunding Series 2008 A (Bank of America N.A. LOC)
52,715,000	0.080	10/01/29	52,715,000
City of Riverside Electric VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC)
27,135,000	0.080	10/01/35	27,135,000
City of San Jose VRDN RB Multifamily Housing Kimberly Woods Apartments Series 1999 A (FHLMC)
16,050,000	0.120	12/01/29	16,050,000
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of America N.A. LOC)
24,860,000	0.110	07/01/27	24,860,000
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA)
23,450,000	0.150	07/01/33	23,450,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable for Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
1,910,000	0.330	07/01/33	1,910,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2004 B-6 (Landesbank Hessen-Thueringen SPA)
20,100,000	0.110	03/01/44	20,100,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T2 (Credit Local de France, Toronto Dominion Bank, and Landesbank Hessen-Thueringen Girozentrale)
43,500,000	0.100	07/01/29	43,500,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
24,205,000	0.200	11/15/39	24,205,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program 1989 Series D RMKT (GO of Authority) (FHLB SPA)
18,833,000	0.150	11/15/24	18,833,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program 2011 Series D (GO of Authority) (Barclays Bank PLC SPA)
49,350,000	0.170	05/15/33	49,350,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A. SPA)
36,500,000	0.130	05/15/39	36,500,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen SPA)
58,600,000	0.430	11/01/31	58,600,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Delaware State Health & Educational Facilities Authority VRDN RB for Nemours Foundation Project Series 2005 (Bank of America N.A.)
$33,195,000	0.130%	01/01/35	$33,195,000
East Bay Municipal Utility District VRDN RB Wastewater System Series 2008 A RMKT (Bank of America N.A. SPA)
59,680,000	0.060	06/01/38	59,680,000
East Bay Municipal Utility District VRDN RB Wastewater System Series 2008 C RMKT (Bank of America N.A. SPA)
46,840,000	0.060	06/01/27	46,840,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A. SPA)
22,400,000	0.110	11/01/33	22,400,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC SPA)
10,000,000	0.110	11/15/41	10,000,000
Guilford County North Carolina GO VRDN Series 2004 C (Municipal Government Guaranteed) (Bank of America N.A. SPA)
29,650,000	0.090	10/01/20	29,650,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Luke’s Episcopal Hospital Series 2008 B (Bank of America N.A. and Wells FargoBank N.A. SPA)
40,000,000	0.170	02/15/47	40,000,000
Illinois Finance Authority VRDN RB for Advocate Health Care Series 2008 Subseries C3A (Bank of America N.A. SPA)
23,625,000	0.130	11/01/38	23,625,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
29,210,000	0.110	07/01/39	29,210,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-1 (UBS AG SPA)
52,900,000	0.110	08/15/42	52,900,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-3 (UBS AG SPA)
23,300,000	0.110	08/15/42	23,300,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-4 (JPMorgan Chase Bank LOC)
10,000,000	0.120	08/15/42	10,000,000
Indiana Finance Authority VRDN RB for Indiana University Health Obligated Group Series 2011 B (Bank of America N.A. LOC)
47,135,000	0.110	03/01/33	47,135,000
Indiana State Finance Authority Health System VRDN RB for Sisters of St. Francis Series 2008 D (Bank of America N.A. LOC)
10,000,000	0.110	09/01/48	10,000,000
Indiana State Finance Authority Lease Appropriation GO VRDN Series 2011-3977 (JPMorgan Chase & Co.)(c)
61,000,000	0.110	04/03/13	61,000,000
Indiana State Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
31,900,000	0.100	02/01/39	31,900,000
Kansas State Department of Transportation VRDN RB Highway Series 2004 C-1 (JP Morgan Chase Bank SPA)
23,710,000	0.100	09/01/21	23,710,000
King County Washington GO VRDN Series 2009 A (Bank of America N.A. SPA)
46,100,000	0.130	06/01/29	46,100,000
Knox County Tennessee Health Educational & Housing Facility Board VRDN RB for Covenant Health Series 2011 B (Bank of America N.A. LOC)
34,400,000	0.130	01/01/33	34,400,000
Los Angeles California Department of Water & Power VRDN RB Power System Series 2002 Subseries A-5 (Barclays Bank PLC SPA)
19,900,000	0.090	07/01/35	19,900,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Los Angeles Department of Water & Power VRDN RB for Power System Series 2001 Subseries B-5 (Bank of America N.A. SPA)
$18,100,000	0.150%	07/01/34	$18,100,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-1 (JPMorgan Chase Bank SPA)
20,000,000	0.090	07/01/35	20,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A. SPA)
24,300,000	0.090	07/01/35	24,300,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Series 2008 A-2 (JPMorgan Chase Bank SPA)
17,000,000	0.100	07/01/26	17,000,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 (GO of Authority) (Bank of America N.A. SPA)
40,000,000	0.130	03/01/30	40,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (GO of Institution) (JPMorgan Chase Bank SPA)
11,215,000	0.120	07/01/38	11,215,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 C-1 RMKT (Go of Authority) (Bank of America N.A. SPA)
30,585,000	0.130	11/01/26	30,585,000
Metropolitan Government Nashville & Davidson County Tennessee Health & Educational Facilities Board VRDN RB for Vanderbilt University Series 2005 A-2
38,400,000	0.070	10/01/44	38,400,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 A-1 RMKT (Morgan Stanley Bank LOC)
34,400,000	0.110	11/01/31	34,400,000
Metropolitan Washington D.C. Airport Authority VRDN RB Refunding Series 2010 Subseries C-2 (Barclays Bank PLC LOC)
10,775,000	0.130	10/01/39	10,775,000
Michigan State University VRDN RB Board of Trustees of Michigan Series 2003 A (Landesbank Hessen-Thurigen SPA)
43,185,000	0.200	02/15/33	43,185,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA)
25,000,000	0.200	02/15/34	25,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase Bank SPA)
50,300,000	0.110	06/01/33	50,300,000
Montana Facility Finance Authority VRDN RB for Sisters Charity Health System Series 2003 (JPMorgan Chase Bank SPA)
15,000,000	0.130	12/01/35	15,000,000
Montgomery County, Virginia Industrial Development Authority VRDN RB for Virginia Tech Foundation Series 2009 B (Bank of America N.A. SPA) (Bank of New York Mellon SPA) (PNC Bank N.A. SPA)
305,000	0.270	02/01/39	305,000
Nevada Housing Division VRDN RB Southwest Village Apartments Series 2005 (FNMA)
17,000,000	0.150	10/15/38	17,000,000
New York City GO VRDN Series 2004 Subseries H-8 (Bank of America N.A. LOC)
47,730,000	0.100	03/01/34	47,730,000
New York City GO VRDN Series 2005 Subseries E-2 (Bank of America N.A. LOC)
46,800,000	0.130	08/01/34	46,800,000
New York City Municipal Finance Authority Water & Sewer System VRDN RB Series 2007 BB-2 (Bank of America N.A. SPA)
40,000,000	0.120	06/15/35	40,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2006 CC-1 (The Bank of Nova Scotia SPA)
$44,385,000	0.080%	06/15/38	$44,385,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2003 F Subseries F-2 (Bayerische Landesbank SPA)
75,215,000	0.150	06/15/35	75,215,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for General Resolution Series 2011 Subseries FF-1 (Bank of America N.A. SPA)
30,000,000	0.130	06/15/44	30,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
72,200,000	0.200	11/15/28	72,200,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
21,000,000	0.100	02/01/35	21,000,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA)
28,000,000	0.170	11/01/22	28,000,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-1 Subseries 1-A (Landesbank Hessen-Thurigen)
37,440,000	0.200	11/01/22	37,440,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3-G (Bank of New York Mellon SPA)
9,500,000	0.050	11/01/22	9,500,000
New York Local Government Assistance Corporation VRDN RB Series 2008 B-3V (GO of Corp.) (JPMorgans 2008 Chase Bank SPA)
37,500,000	0.100	04/01/24	37,500,000
New York State Housing Finance Agency Services Contract VRDN RB Refunding Series 2003 M-1 RMKT (Bank of America N.A. LOC)
20,000,000	0.120	09/15/21	20,000,000
New York State Housing Finance Agency VRDN RB The Victory Housing Series 2002 A (FHLMC)
19,000,000	0.120	11/01/33	19,000,000
North Carolina State GO VRDN Public for Improvement Series 2002 D (GO of Corp.) (Landesbank Hessen-Thueringen SPA)
34,645,000	0.110	05/01/21	34,645,000
North Carolina State University Raleigh VRDN RB General Series 2008A (Bank of America N.A. SPA)
20,000,000	0.130	10/01/28	20,000,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferreds Series 2010 1 (Deutsche Bank A.G.)(b)(c)
25,000,000	0.320	03/01/40	25,000,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
22,800,000	0.070	08/01/17	22,800,000
Oklahoma State Turnpike Authority VRDN RB Refunding Second Senior Series 2006 E-Convertible (JPMorgan Chase & Co. SPA)
26,100,000	0.090	01/01/28	26,100,000
Oklahoma State Turnpike Authority VRDN RB Refunding Second Senior Series 2006 F-Convertible (JP Morgan Chase Bank SPA)
38,975,000	0.090	01/01/28	38,975,000
Oklahoma Student Loan Authority VRDN RB P-Floats-TNP-1002 Series 2011 (Bank of America N.A.)(b)(c)
30,415,000	1.950	03/15/12	30,415,000
Pennsylvania Higher Education Assistance Agency VRDN RB P-Floats-TNP-1003 Series 2011 (GTS STD LNS) (Bank of America N.A.)(c)
77,390,000	1.100	06/01/47	77,390,000
Pennsylvania State Turnpike Commission VRDN RB for Multi Modal Series 2008 C (Barclays Bank PLC LOC)
20,000,000	0.100	06/01/38	20,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Pennsylvania State University VRDN RB Series 2002 A (GO of University) (JPMorgan Chase & Co. SPA)
$59,600,000	0.120%	03/01/32	$59,600,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
30,100,000	0.120	11/01/40	30,100,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
55,650,000	0.110	04/01/40	55,650,000
Port Authority of New York & New Jersey VRDN RB Putters/Drivers Trust Series 2011-3992 (GO of Authority) (JP Morgan Chase Bank)(c)
18,220,000	0.120	04/15/13	18,220,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
15,000,000	0.100	09/01/35	15,000,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wells Fargo Bank N.A.SPA)
47,000,000	0.090	02/01/34	47,000,000
Rochester Health Care Facilities VRDN RB for Mayo Foundation Series 2002 B RMKT (Bank of America N.A. SPA)
30,000,000	0.060	08/15/32	30,000,000
Sacramento Transportation Authority VRDN RB Measure A Sales Tax Series 2009 C (Bank of America N.A. SPA)
33,200,000	0.070	10/01/38	33,200,000
San Antonio Texas Electric & Gas VRDN RB Junior Lien Series 2003 (Bank of America N.A. SPA)
38,325,000	0.190	02/01/33	38,325,000
Santa Clara County Financing Authority VRDN RB Multiple Facilities Projects Series 2008 M (Bank of America N.A. LOC)
18,390,000	0.110	05/15/35	18,390,000
Sarasota County Florida Public Hospital District VRDN RB for Sarasota Memorial Hospital Project Series 2009 B (JP Morgan Chase Bank LOC)
15,265,000	0.090	07/01/37	15,265,000
Sonoma County GO VRDN Series 2011-4000 (JPMorgan Chase & Co.)(c)
38,995,000	0.110	10/25/12	38,995,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA)
190,700,000	2.000	08/01/27	190,700,000
Southern California Public Power Authority VRDN RB Series 2009 (Bank of America N.A. LOC)
20,000,000	0.110	07/01/36	20,000,000
St Mary Hospital Authority VRDN RB for Catholic Health Series 2004 C
20,000,000	0.100	05/01/44	20,000,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1 (Nucor Corp.)
22,000,000	0.130	11/01/40	22,000,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (Nucor Corp.)
21,000,000	0.130	11/01/40	21,000,000
State of Mississippi GO VRDN RB for Nissan North America, Inc. Project Series 2003 A (Bank of America N.A. SPA)
25,000,000	0.200	11/01/28	25,000,000
State of Texas GO VRDN College Student Loan Series 2003 RKMT (Landesbank Hessen-Thueringen SPA)
23,000,000	0.210	02/01/38	23,000,000
Texas State GO VRDN for Veterans Housing Assistance Series 2007 II-B RMKT (JPMorgan Chase Bank SPA)
20,000,000	0.120	06/01/38	20,000,000
Tompkins County New York IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA)
20,000,000	0.120	07/01/30	20,000,000

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
University of Illinois VRDN COPS for Utility Infrastructure Series 2004 (Bank of America N.A. SPA)
$24,783,000	0.170%		08/15/21	$24,783,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase Bank SPA)
10,000,000	0.120		06/01/26	10,000,000
Virginia College Building Authority VRDN RB University of Richmond Project Series 2004 (Bank of America N.A. SPA)
30,000,000	0.120		08/01/34	30,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$3,736,611,000

Variable Rate Obligations(a) — 9.2%
Bank of Nova Scotia (The)
$200,000,000	0.493%		12/11/12	$200,000,000
BNP Paribas Securities Corp.
100,000,000	0.715		02/06/12	100,000,000
Commonwealth Bank of Australia
75,000,000	0.499	(c)	05/21/12	74,997,769
29,800,000	0.351	(c)	05/25/12	29,798,506
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
98,000,000	0.601	(c)	09/14/12	98,000,000
JPMorgan Chase Bank NA
195,000,000	0.435		12/18/12	195,000,000
280,000,000	0.295		12/21/12	280,000,000
Royal Bank of Canada
587,000,000	0.380		09/20/12	587,000,000
University of California VRDN RB Taxable Series 2011 Y-2
15,600,000	0.326		07/01/12	15,600,000
Westpac Banking Corp.
154,688,000	0.340		06/15/12	154,594,975
174,000,000	0.424	(c)	11/06/12	174,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$1,908,991,250

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$16,807,286,874

Repurchase Agreements-Unaffiliated Issuers(d) — 24.2%
Barclays Capital, Inc.
$150,000,000	0.280%		12/01/11	$150,000,000
Maturity Value: $150,001,167
Collateralized by various corporate security issuers, 0.000%, due 12/06/11 to 01/04/12. The aggregate market value of the collateral, including accrued interest, was $157,500,001.
200,000,000	0.430		12/01/11	200,000,000
Maturity Value: $200,002,389
Collateralized by various corporate security issuers, 0.250% to 10.000%, due 02/15/12 to 12/15/41. The aggregate market value of the collateral, including accrued interest, was $220,000,144.
200,000,000	1.050		04/24/12	200,000,000
Maturity Value: $202,117,502
Settlement Date: 04/27/11
Collateralized by various corporate security issuers, 0.000% to 8.000%, due 06/15/12 to 05/15/38. The aggregate market value of the collateral, including accrued interest, was $219,948,719.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
BNP Paribas Securities Corp.
$200,000,000	0.480%	12/01/11	$200,000,000
Maturity Value: $200,002,667
Collateralized by asset-backed security obligation, 5.997%, due 01/25/35 and various corporate security issuers, 4.125% to 11.875%, due 08/15/12 to 03/15/32. The aggregate market value of the collateral, including accrued interest, was $220,000,001.

400,000,000	0.230	01/09/12	400,000,000
Maturity Value: $400,102,222
Collateralized by Federal Home Loan Mortgage Corp., 1.592% to 7.590%, due 05/01/15 to 12/01/40, Federal National Mortgage Association, 0.950% to 9.200%, due 08/01/14 to 03/01/47 and Government National Mortgage Association, 1.625% to 6.000%, due 03/20/19 to 07/20/41. The aggregate market value of the collateral, including accrued interest, was $407,697,564.

199,000,000	0.849	03/16/12	199,000,000
Maturity Value: $200,286,072
Settlement Date: 06/16/11
Collateralized by asset-backed security obligation, 5.997%, due 01/25/35 and various corporate security issuers, 2.727% to 11.875%, due 05/01/12 to 06/15/33. The aggregate market value of the collateral, including accrued interest, was $218,899,999.

BNYMellon Investments
200,000,000	0.130	12/01/11	200,000,000
Maturity Value: $200,000,722
Collateralized by U.S. Treasury Note, 1.250%, due 10/31/15. The market value of the collateral, including accrued interest, was $204,706,044.
Credit Suisse Securities (USA) LLC
100,000,000	0.230	01/17/12	100,000,000
Maturity Value: $100,039,611
Settlement Date: 11/16/11
Collateralized by Federal National Mortgage Association, 4.000% to 5.000%, due 09/01/25 to 12/01/41. The aggregate market value the collateral, including accrued interest, was $102,001,198.
Deutsche Bank Securities, Inc.
97,000,000	0.430	12/01/11	97,000,000
Maturity Value: $97,001,159
Collateralized by various corporate security issuers, 0.250% to 4.250%, due 02/15/12 to 05/15/41. The aggregate market value of the collateral, including accrued interest, was $106,701,420.
200,000,000	0.200	01/13/12	200,000,000
Maturity Value: $200,066,667
Settlement Date: 11/14/11
Collateralized by Federal National Mortgage Association, 4.500% to 7.000%, due 02/01/38 to 09/01/41. The aggregate market value of the collateral, including accrued interest, was $206,384,214.
250,000,000	0.220 (b)	01/13/12	250,000,000
Maturity Value: $250,065,694
JP Morgan Securities LLC
150,000,000	0.430	12/01/11	150,000,000
Maturity Value: $150,001,792
Collateralized by various asset-backed obligations, 0.307% to 8.850%, due 08/25/30 to 05/25/47. The aggregate market value of the collateral, including accrued interest, was $165,001,053.
Merrill Lynch Government Securities, Inc.
130,000,000	0.090	12/01/11	130,000,000
Maturity Value: $130,000,325
Collateralized by U.S. Treasury Note, 1.500%, due 07/31/16. The market value of the collateral, including accrued interest, was $132,600,097.
585,000,000	0.130	12/01/11	585,000,000
Maturity Value: $585,002,113
Collateralized by Government National Mortgage Association, 4.500%, due 07/20/41 to 08/20/41. The aggregate market value of the collateral, including accrued interest, was $602,550,000.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
Morgan Stanley & Co.
$125,000,000	1.293%	02/13/12	$125,000,000
Maturity Value: $126,095,365
Settlement Date: 06/14/11
75,000,000	1.293	02/21/12	75,000,000
Maturity Value: $75,678,767
Settlement Date: 06/14/11
Shared collateral consisting of various asset-backed obligations, 0.417% to 6.500%, due 03/20/13 to 03/25/38, various corporate security issuers, 0.000% to 12.500%, due 12/20/13 to 10/28/52 and various mortgage-backed obligations, 0.000% to 6.850%, due 07/25/21 to 04/15/49. The aggregate market value of the collateral, including accrued interest, was $242,557,070.

200,000,000	1.382	02/21/12	200,000,000
Maturity Value: $202,241,374
Settlement Date: 05/05/11
Collateralized by various asset-backed obligations, 0.457% to 8.847%, due 12/15/15 to 06/25/47, various corporate security issuers, 0.000% to 13.500%, due 02/08/12 to 05/15/58 and various mortgage-backed obligations, 0.000% to 7.750%, due 12/15/20 to 03/12/51. The aggregate market value of the collateral, including accrued interest, was $242,157,371.

RBS Securities, Inc.
497,000,000	0.480	12/01/11	497,000,000
Maturity Value: $497,006,626
Collateralized by various asset-backed obligations, 0.000% to 7.590%, due 07/25/13 to 01/27/46, various corporate security issuers, 0.6575 to 8.280%, due 12/21/12 to 11/25/49, Federal Home Loan Mortgage Corp., 5.000% to 8.000%, due 02/01/23 to 06/15/41, Federal National Mortgage Association, 0.000% to 8.250%, due 02/01/17 to 11/25/49, Government National Mortgage Association, 5.000%, due 09/20/39 and various mortgage-backed securities, 0.000% to 6.394%, due 11/15/32 to 02/12/51. The aggregate market value of the collateral, including accrued interest, was $573,951,846.

100,000,000	0.370	12/02/11	100,000,000
Maturity Value: $100,007,194
Settlement Date: 11/25/11
Collateralized by various corporate security issuers, 2.000% to 14.000%, due 02/15/13 to 01/15/67. The aggregate market value of the collateral, including accrued interest, was $110,003,304.
200,000,000	0.805	12/20/11	200,000,000
Maturity Value: $200,943,381
Settlement Date: 05/23/11
Collateralized by Federal National Mortgage Association, 2.438% to 5.788%, due 07/01/33 to 06/01/40. The aggregate market value of the collateral, including accrued interest, was $204,000,211.
Societe Generale
100,000,000	0.480	12/01/11	100,000,000
Maturity Value: $100,001,333
Collateralized by various corporate security issuers, 0.000%, due 11/30/11. The aggregate market value of the collateral, including accrued interest, was $108,000,049.
UBS Securities LLC
249,000,000	0.590	01/05/12	249,000,000
Maturity Value: $249,367,275
Settlement Date: 10/07/11
Collateralized by various corporate security issuers, 0.000% to 9.000%, due 04/15/12 to 04/01/63. The aggregate market value of the collateral, including accrued interest, was $273,901,280.
250,000,000	0.190 (b)	01/12/12	250,000,000
Maturity Value: $250,040,903

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
Wells Fargo Securities LLC
$150,000,000	0.180%	12/01/11	$150,000,000
Maturity Value: $150,000,750
Collateralized by various asset-backed obligations, 0.447% to 1.555%, due 08/22/16 to 05/25/36, various corporate security issuers, 0.000% to 12.000%, due 01/14/13 to 09/30/66 and various mortgage-backed obligations, 0.707% to 5.897%, due 04/25/21 to 12/25/46. The aggregate market value of the collateral, including accrued interest, was $157,316,782.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS			$5,007,000,000

Repurchase Agreements-Affiliated Issuers(d) — 0.7%
Goldman, Sachs & Co.
$150,000,000	0.220%	01/13/12	$150,000,000
Maturity Value: $150,042,167
Settlement Date: 11/28/11
Collateralized by Government National Mortgage Association, 4.000% to 6.000%, due 12/15/34 to 11/15/41. The aggregate market value of the collateral, including accrued interest, was $153,000,000.

TOTAL INVESTMENTS — 106.2%			$21,964,286,874

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.2)%			(1,290,143,461)

NET ASSETS — 100.0%			$20,674,143,413

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2011.

(b) All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(c) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2011, these securities amounted to $653,326,275 or approximately 3.2% of net assets.

(d) Unless noted, all repurchase agreements were entered into on November 30, 2011.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

FINANCIAL SQUARE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Investment Abbreviations:
COPS	— Certificates of Participation
FHLB	— Insured by Federal Home Loan Bank
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Authority
LOC	— Letter of Credit
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 18.0%
Argento Variable Funding Co. LLC
$85,000,000	0.290%	12/12/11	$84,992,468
Aspen Funding Corp.
70,007,000	0.330	12/01/11	70,007,000
243,000,000	0.330	12/02/11	242,997,772
200,000,000	0.320	12/08/11	199,987,555
Atlantic Asset Securitization LLC
275,000,000	0.800	12/05/11	274,975,555
Atlantis One Funding Corp.
235,000,000	0.516	03/13/12	234,653,734
230,000,000	0.521	03/16/12	229,647,844
Barton Capital LLC
175,000,000	0.750	12/01/11	175,000,000
Gemini Securitization Corp.
335,000,000	0.310	12/02/11	334,997,115
Govco LLC
192,000,000	0.100	12/01/11	192,000,000
Grampian Funding LLC
100,000,000	0.270	12/16/11	99,988,750
Hannover Funding Co., LLC
100,000,000	0.550	12/01/11	100,000,000
100,000,000	0.550	12/16/11	99,977,083
98,000,000	0.550	12/20/11	97,971,553
75,000,000	0.530	12/22/11	74,976,813
Kells Funding LLC
150,000,000	0.320	12/15/11	149,981,333
50,000,000	0.300	12/21/11	49,991,667
LMA Americas LLC
275,000,000	0.850	12/07/11	274,961,042
Matchpoint Master Trust
135,000,000	0.700	12/01/11	135,000,000
174,700,000	0.800	12/05/11	174,684,471
Newport Funding Corp.
100,032,000	0.330	12/01/11	100,032,000
175,000,000	0.330	12/14/11	174,979,146
Royal Park Investments Funding Corp.
240,000,000	0.800	12/02/11	239,994,667
127,000,000	0.850	12/20/11	126,943,026
Salisbury Receivables Co. LLC
95,973,000	0.100	12/01/11	95,973,000
Tasman Funding, Inc.
150,002,000	0.250	12/01/11	150,002,000
60,000,000	0.310	12/12/11	59,994,317
Thames Asset Global Securitization No 1 Inc.
75,057,000	0.220	12/06/11	75,054,707
129,000,000	0.330	12/07/11	128,992,905
124,730,000	0.410	01/06/12	124,678,861
Versailles Commercial Paper LLC
175,000,000	0.800	12/07/11	174,976,667

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$4,748,413,051

Municipal Debt Obligations — 2.6%
JEA Florida Electric Authority CP Series 2011-00B
$42,355,000	0.270%	12/01/11	$42,355,000
Los Angeles Unified School District GO TRANS Series 2011 A
50,000,000	2.000	08/01/12	50,585,600
Maryland Health & Higher Educational Facilities Authority CP Series 2011
21,590,000	0.150	01/03/12	21,590,000
State of Texas TRANS Series 2011 A
342,000,000	2.500	08/30/12	347,735,004

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Municipal Debt Obligations — (continued)
University of California CP Series 2011
$41,000,000	0.110%		12/02/11	$41,000,000
University of California CP Series 2011 B
20,000,000	0.130		01/03/12	19,997,617
University of California Taxable RN Series 2011 AA-1
28,500,000	0.480		07/01/12	28,500,000
University of Michigan CP Series 2011 I
26,400,000	0.140		12/02/11	26,400,000
University of Texas CP Series 2011 B
39,700,000	0.150		12/02/11	39,700,000
23,181,000	0.140		01/06/12	23,181,000
47,108,000	0.140		01/10/12	47,108,000

TOTAL MUNICIPAL DEBT OBLIGATIONS				$688,152,221

U.S. Government Agency Obligations — 22.1%
Federal Farm Credit Bank
$100,000,000	0.198	%(a)	12/08/11	$99,999,712
100,000,000	0.198	(a)	12/09/11	99,999,702
66,000,000	0.220	(a)	01/27/12	65,996,080
43,240,000	0.500	(a)	11/01/12	43,240,000
72,300,000	0.272	(a)	12/14/12	72,300,000
Federal Home Loan Bank
95,000,000	0.222	(a)	01/26/12	94,995,560
190,000,000	0.298	(a)	01/30/12	189,988,722
349,000,000	0.302	(a)	02/03/12	348,980,878
277,000,000	0.343	(a)	02/13/12	276,988,199
243,000,000	0.400		08/16/12	243,000,000
182,000,000	0.400		08/17/12	182,000,000
100,000,000	0.200		09/07/12	99,974,127
162,000,000	0.240		09/28/12	161,994,848
250,000,000	0.230		10/15/12	249,947,815
125,000,000	0.220		10/17/12	124,962,725
175,000,000	0.230		10/24/12	174,930,648
36,000,000	0.230		10/30/12	35,992,136
19,500,000	0.200	(b)	12/06/12	19,489,489
19,500,000	0.300	(b)	12/06/12	19,500,000
78,500,000	0.300	(b)	12/07/12	78,500,000
19,500,000	0.320	(b)	12/07/12	19,500,000
77,600,000	0.210	(b)	12/10/12	77,565,831
38,500,000	0.320	(b)	12/10/12	38,500,000
35,800,000	0.320	(b)	12/11/12	35,800,000
142,000,000	0.210	(b)	12/13/12	141,937,631
67,900,000	0.300	(b)	12/14/12	67,900,000
9,700,000	0.300		12/14/12	9,700,000
19,400,000	0.300	(b)	12/17/12	19,400,000
14,600,000	0.310	(b)	12/17/12	14,600,000
52,600,000	0.210	(b)	12/19/12	52,575,565
52,600,000	0.210	(b)	12/21/12	52,576,897
5,300,000	0.320	(b)	12/21/12	5,300,000
25,500,000	0.200	(b)	12/28/12	25,486,255
92,700,000	0.210	(b)	12/28/12	92,659,284
15,000,000	0.188	(a)	07/08/13	14,987,823
29,000,000	0.189	(a)	07/15/13	28,976,177
Federal Home Loan Mortgage Corp.
400,000,000	0.168	(a)	01/11/12	399,977,579
50,549,000	5.500		08/20/12	52,464,053
252,000,000	0.350	(b)	12/14/12	252,000,000
495,000,000	0.195	(a)	02/04/13	494,702,619
500,000,000	0.195	(a)	05/03/13	499,712,313

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Government Agency Obligations — (continued)
Federal Home Loan Mortgage Corp. — (continued)
$102,000,000	0.195	%(a)	06/03/13	$101,937,869
Federal National Mortgage Association
199,000,000	0.376	(a)	05/17/13	198,910,366
250,000,000	0.205	(a)	10/03/13	249,813,407
200,000,000	0.218	(a)	11/14/13	199,882,028

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$5,829,646,338

Variable Rate Municipal Debt Obligations(a) — 24.8%
Alaska Housing Finance Corp. VRDN RB for Home Mortgage Series 2002 A RMKT (JPMorgan Chase Bank SPA)
$44,000,000	0.110%		12/01/36	$44,000,000
Alaska State Housing Finance Corp. VRDN RB Governmental Purpose Series 2001 A RMKT (GO of Corp.)
49,245,000	0.080		12/01/30	49,245,000
Alaska State Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT (GO of Corp.)
49,795,000	0.080		07/01/22	49,795,000
BlackRock MuniEnhanced Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(c)
14,700,000	0.280		06/01/41	14,700,000
BlackRock MuniHoldings Investment Quality Fund VRDN Tax-Exempt Preferred Series 2011 W-7-2746 (Bank of America N.A.)(c)
42,200,000	0.320		07/01/41	42,200,000
BlackRock MuniYield Fund, Inc. VRDN Tax-Exempt Preferred Series 2011 W-7-2514 (Bank of America N.A.)(c)
37,700,000	0.320		07/01/41	37,700,000
BlackRock MuniYield Investment Fund VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(c)
7,700,000	0.280		06/01/41	7,700,000
BlackRock MuniYield Quality Fund III,Inc. VRDN Tax-Exempt Preferred Series 2011 (Citibank N.A.)(c)
45,900,000	0.280		06/01/41	45,900,000
BlackRock MuniYield Quality Fund, Inc. VRDN Series 2011 W-7-1766 (Morgan Stanley Bank)(c)
26,400,000	0.280		10/01/41	26,400,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
82,815,000	0.090		06/01/41	82,815,000
California Housing Finance Agency VRDN RB for Home Mortgage Series 2006 C (FNMA LOC) (FHLMC LOC)
56,290,000	0.120		08/01/37	56,290,000
California State Department of Water Resources Central Valley Project VRDN RB Series 2008-2705 (Morgan Stanley Bank)
12,605,000	0.170		12/01/25	12,605,000
California Statewide Communities Development Authority MF Hsg. VRDN RB for Hermosa Vista Apartments Series 2003 XX (FNMA)
6,000,000	0.140		05/15/36	6,000,000
California Statewide Communities Development Authority VRDN RB for Harmony Court Apartments Series 2006 E (FNMA)
7,605,000	0.140		01/15/37	7,605,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (GTY AGMT-Kaiser)
78,000,000	0.090		11/01/30	78,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 A
57,200,000	0.090		10/01/13	57,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 B (GTY AGMT-Kaiser)
17,000,000	0.090		08/15/25	17,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
$127,450,000	0.090%	04/01/38	$127,450,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2008 A
108,600,000	0.100	04/01/32	108,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 C-1
10,000,000	0.100	04/01/46	10,000,000
California Statewide Communities Development Authority VRDN RB Series 2004 L
30,780,000	0.090	04/01/38	30,780,000
Charleston Waterworks & Sewer VRDN RB for Refunding & Capital Improvement Series 2003 A (Bank of America N.A. SPA)
21,405,000	0.100	01/01/33	21,405,000
Charlotte Water & Sewer System VRDN RB Series 2006 B (Wells Fargo Bank N.A. SPA)
17,970,000	0.120	07/01/36	17,970,000
Charlotte-Mecklenburg, North Carolina Hospital Authority Health Care Systems VRDN RB Refunding for Carolinas Healthcare Series 2007 C RMKT (JPMorgan Chase & Co. SPA)
20,100,000	0.120	01/15/37	20,100,000
Colorado Educational & Cultural Facilities Authority VRDN RB Nature Conservancy Series 2003 A-TE Convertible (Bank of America N.A. SPA)
55,000,000	0.150	07/01/33	55,000,000
Colorado Educational & Cultural Facilities Authority VRDN RB Taxable for Nature Conservancy Series 2008 A (Bank of America N.A. SPA)
52,078,000	0.330	07/01/33	52,078,000
Colorado Springs Utilities Systems VRDN RB for Subordinated Lien Improvement Series 2005 A (Bank of America N.A. SPA)
96,645,000	0.130	11/01/35	96,645,000
Colorado Springs Utilities VRDN RB Series 2000 A (Bayerische Landesbank) (MBIA)
108,700,000	0.180	11/01/29	108,700,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1997 T2 (Credit Local de France, Toronto Dominion Bank, and Landesbank Hessen-Thueringen GZ)
34,000,000	0.100	07/01/29	34,000,000
Connecticut State Housing Finance Authority Mortgage Finance Program VRDN RB Taxable Series 2010 Subseries A-6 (Bank of America N.A. SPA)
29,810,000	0.200	11/15/39	29,810,000
Connecticut State Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2008 E (GO of Authority) (Bank of America N.A. SPA)
50,000,000	0.130	05/15/39	50,000,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen SPA)
70,000,000	0.430	11/01/31	70,000,000
County of Montgomery VRDN RB for Catholic Health Series 2008 C-2 (U.S. Bank N.A. SPA)
15,000,000	0.120	10/01/41	15,000,000
County of Shelby GO VRDN Series 2006 C (JPMorgan Chase Bank SPA)
21,290,000	0.130	12/01/31	21,290,000
County of Uinta Pollution Control VRDN RB Refunding for Chevron USA,Inc. Series 1993
48,300,000	0.060	08/15/20	48,300,000
Delaware County, Pennsylvania IDA VRDN RB for United Parcel Services Series 1985 (GTY AGMT-United Parcel Services)
26,600,000	0.080	12/01/15	26,600,000
District of Columbia GO VRDN Refunding Series 2008 A RMKT (Bank of America N.A. LOC)
28,460,000	0.120	06/01/34	28,460,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
District of Columbia GO VRDN Refunding Series 2008 D RMKT (Wells Fargo Bank N.A. LOC)
$89,085,000	0.140%	06/01/34	$89,085,000
Eastern Municipal Water & Sewer District VRDN RB Series 2008 C (JPMorgan Chase Bank SPA)
20,300,000	0.090	07/01/20	20,300,000
Fairfax County Economic Development Authority VRDN RB for Smithsonian Institute Series 2003 A (Bank of America N.A. SPA)
17,915,000	0.160	12/01/33	17,915,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A. SPA)
25,460,000	0.110	05/01/31	25,460,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC SPA)
13,000,000	0.110	11/15/41	13,000,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for St. Lukes Episcopal Hospital Series 2005 A RMKT (JPMorgan Chase Bank and Wells Fargo Baden-Wurttenberg SPA)
95,820,000	0.150	02/15/32	95,820,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System Series 2007 A-2
30,000,000	0.110	11/15/37	30,000,000
Houston Airport Services VRDN RB for Subordinated Lien Series 2010 (Barclays Bank PLC LOC)
27,230,000	0.110	07/01/30	27,230,000
Illinois Finance Authority VRDN RB for Southern Healthcare Series 2008 (Bank of Nova Scotia LOC)
25,750,000	0.130	03/01/38	25,750,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C
40,000,000	0.110	07/01/39	40,000,000
Illinois State Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 A-4 (JPMorgan Chase Bank LOC)
16,605,000	0.120	08/15/42	16,605,000
Indiana Finance Authority VRDN RB for Indiana University Health Series 2011 E (Bank of America N.A. LOC)
70,225,000	0.110	03/01/36	70,225,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2007 A-1 (JPMorgan Chase Bank N.A. SPA)
25,475,000	0.090	02/01/37	25,475,000
Indiana Finance Authority VRDN RB for Lease Appropriation Series 2007 A-2 (JPMorgan Chase Bank N.A. SPA)
35,000,000	0.090	02/01/37	35,000,000
Indiana State Finance Authority Health System VRDN RB for Sisters of St. Francis Series 2008 D (Bank of America N.A. LOC)
13,000,000	0.110	09/01/48	13,000,000
Indiana State Finance Authority Health System VRDN RB Refunding for Sisters of St. Francis Series 2008 A (JPMorgan Chase Bank SPA)
29,000,000	0.120	11/01/41	29,000,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Obligation Series 2009 C (PNC BANK N.A. LOC)
53,275,000	0.090	11/01/39	53,275,000
Indiana State Finance Authority Lease Appropriation GO VRDN Series 2011-3977 (JPMorgan Chase & Co.)(c)
61,000,000	0.110	04/03/13	61,000,000
Indiana State Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
33,200,000	0.100	11/01/27	33,200,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 A-2 (Sumitomo Mitsui Banking Corp. LOC)
30,300,000	0.100	10/01/42	30,300,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 B (JPMorgan Chase Bank SPA)
35,090,000	0.120	10/01/41	35,090,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co. SPA)
$26,180,000	0.090%	10/01/36	$26,180,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008-3B-2 (Bank of America N.A. SPA)
56,710,000	0.120	10/01/40	56,710,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 3B RMKT (Westdeutsche Landesbank LOC)
18,400,000	0.200	05/01/33	18,400,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Series 2008 A-1 (Bank of America N.A. SPA)
30,565,000	0.110	07/01/31	30,565,000
Los Angeles County Metropolitan Transportation Authority VRDN RB ROCS RR-II R-12239 Series 2009 (NATL-RE) (Citibank N.A.)(c)
18,540,000	0.100	06/01/13	18,540,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-1 (JPMorgan Chase Bank SPA)
28,500,000	0.090	07/01/35	28,500,000
Los Angeles Department of Water & Power VRDN RB Power System Subseries 2002 A-4 (JP Morgan Chase Bank SPA)
16,500,000	0.110	07/01/35	16,500,000
Los Angeles Department of Water & Power VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A.)(c)
15,000,000	0.110	07/01/15	15,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-7 (Bank of America N.A. SPA)
53,900,000	0.150	07/01/34	53,900,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A. SPA)
14,800,000	0.090	07/01/35	14,800,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E
18,235,000	0.070	02/15/38	18,235,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Center Series 2009 B
20,000,000	0.080	10/01/39	20,000,000
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
53,000,000	0.120	03/01/30	53,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Series 2008 A-2 (JPMorgan Chase Bank SPA)
17,100,000	0.100	07/01/26	17,100,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 (GO of Auth) (Bank of America N.A. SPA)
54,000,000	0.130	03/01/30	54,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum Fine Series 2007 A-2-RMKT (Bank of America N.A. SPA)
30,000,000	0.120	12/01/37	30,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A. SPA)
20,000,000	0.140	12/01/37	20,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare Series 1997 P-1 RMKT (JPMorgan Chase Bank SPA) (GTY AGMT-Brigham and Womens Hospital Inc.)
69,500,000	0.100	07/01/27	69,500,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 2003 D-3 (GO of Institution) (JPMorgan Chase Bank SPA)
20,000,000	0.120	07/01/38	20,000,000
Metropolitan Washington D.C. Airport Authority VRDN RB Refunding Series 2010 Subseries C-2 (Barclays Bank PLC LOC)
68,970,000	0.130	10/01/39	68,970,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC SPA)
$70,680,000	0.110%	07/01/37	$70,680,000
Michigan State University VRDN RB Series 2000 A (JPMorgan Chase Bank SPA)
36,405,000	0.100	08/15/30	36,405,000
Michigan State University VRDN RB Series 2005 (Landesbank Hessen-Thueringen SPA)
23,975,000	0.200	02/15/34	23,975,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA Inc. Series 2010 D (GTY AGMT- Chevron Corp.)
35,000,000	0.080	12/01/30	35,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA Inc. Series 2010 G (GTY AGMT- Chevron Corp.)
32,075,000	0.060	11/01/35	32,075,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT- Chevron Corp.)
38,000,000	0.070	12/01/30	38,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT- Chevron Corp.)
42,000,000	0.080	11/01/35	42,000,000
Mississippi State GO VRDN for Nissan Project Series 2003 C RMKT (Bank of America N.A. SPA)
18,800,000	0.130	11/01/23	18,800,000
Mississippi State GO VRDN Series 2007(Bank of America N.A.)
38,050,000	0.130	09/01/27	38,050,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Kauffman Center Performing Arts Series 2007 A (Bank of America N.A. SPA)
44,160,000	0.190	06/01/37	44,160,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JPMorgan Chase & Co. SPA)
20,960,000	0.090	12/01/33	20,960,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 D-4 RMKT (JPMorgan Chase Bank SPA)
15,825,000	0.110	06/01/33	15,825,000
Montana Facility Finance Authority VRDN RB for Sisters Charity Health System Series 2003 (JPMorgan Chase Bank SPA)
16,110,000	0.130	12/01/35	16,110,000
Montgomery County Housing Opportunites Commission VRDN RB for Oakfield Apartments Series 2005 I (FNMA)
10,050,000	0.110	10/15/39	10,050,000
Nebraska Investment Finance Authority SF Hsg. VRDN RB Series 2010 C (FHLMC) (FNMA) (GNMA) (FHLB SPA)
145,000	0.120	09/01/32	145,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
62,705,000	0.350	08/01/20	62,705,000
New York City GO VRDN Series 2004 Subseries H-7 (KBC Bank N.V. LOC)
18,605,000	0.350	03/01/34	18,605,000
New York City GO VRDN Series 2004 Subseries H-8 (Bank of America N.A. LOC)
29,980,000	0.100	03/01/34	29,980,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
19,200,000	0.120	04/15/36	19,200,000
New York City Housing Development Corp. MF Hsg. VRDN RB for West 61st Street Apartments Series 2007 A (FNMA)
37,500,000	0.120	12/15/37	37,500,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for General Resolution Series 2011 Subseries FF-1 (Bank of America N.A. SPA)
$25,900,000	0.130%	06/15/44	$25,900,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for General Resolution Series 2011 Subseries FF-2 (KBC Bank SPA)
50,000,000	0.250	06/15/44	50,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA)
36,200,000	0.170	02/01/31	36,200,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
90,000,000	0.100	02/01/35	90,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Series 1998 C (Bayerische Landesbank SPA)
25,800,000	0.110	05/01/28	25,800,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3-G (Bank of New York Mellon SPA)
9,600,000	0.050	11/01/22	9,600,000
New York Local Government Assistance Corp. VRDN RB Sub Lien Series 2003-8V RMKT (JPMorgan Chase Bank SPA)
23,635,000	0.100	04/01/19	23,635,000
New York Local Government Assistance Corporation VRDN RB Series 2008 B-3V (GO of Corp.) (JP Morgan Chase Bank SPA)
20,250,000	0.100	04/01/24	20,250,000
New York State Dormitory Authority Mental Health Services Facilities VRDN RB Series 2011 DB-1022X (AGM) (Deutsche Bank A.G.)(c)
7,835,000	0.180	02/15/33	7,835,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2007-0096 Class A (Citibank N.A.)(c)
20,485,000	0.140	03/15/37	20,485,000
New York State Dormitory Authority VRDN RB for University of Rochester Series 2006 A-1 RMKT (Bank of America N.A. LOC)
10,000,000	0.120	07/01/27	10,000,000
New York State Housing Finance Agency Services Contract VRDN RB Refunding Series 2003 M-1 RMKT (Bank of America N.A. LOC)
27,350,000	0.120	09/15/21	27,350,000
New York State Housing Finance Agency VRDN RB 100 Maiden Lane Series 2004 A RMKT (FNMA)
30,890,000	0.110	05/15/37	30,890,000
New York State Housing Finance AgencyVRDN RB for 125 West 31st Housing Series 2005 A (FNMA)
50,000,000	0.120	05/15/38	50,000,000
New York State Housing Finance Agency VRDN RB for Biltmore Tower Housing Series 2003 A (FNMA)
43,300,000	0.120	05/15/34	43,300,000
New York State Housing Finance AgencyVRDN RB for Clinton Green South Series 2005 A RMKT (FHLMC)
40,000,000	0.120	11/01/38	40,000,000
New York State Housing Finance AgencyVRDN RB for Economic Development Series 2005 C (JPMorgan Chase Bank SPA)
38,000,000	0.130	03/15/33	38,000,000
New York State Housing Finance AgencyVRDN RB for Worth Street Series 2001 A RMKT (FNMA)
39,000,000	0.120	05/15/33	39,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding Series 2008 B-7V (GO of Corp.) (JPMorgan Chase Bank SPA)
34,885,000	0.100	04/01/20	34,885,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinated Lien Series 2003 4V RMKT (GO of Corp.) (Bank of America N.A. SPA)
125,055,000	0.120	04/01/22	125,055,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC)
$24,700,000	0.160%	04/01/25	$24,700,000
North Carolina State GO VRDN Public for Improvement Series 2002 G (Landesbank Hessen-Thueringen SPA)
40,655,000	0.100	05/01/21	40,655,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDN Tax-Exempt Preferreds Series 2010 1 (Deutsche Bank A.G.)(b)(c)
27,000,000	0.320	03/01/40	27,000,000
Ohio State GO VRDN Series 2006 C
23,685,000	0.080	06/15/26	23,685,000
Ohio State Higher Educational Facility Commission VRDN RB for Cleveland Health Clinic Floaters Series 2008-59C (Wells Fargo Bank N.A.)(c)
19,800,000	0.160	01/01/33	19,800,000
Ohio State University General Receipts VRDN RB Series 2005 B
19,200,000	0.100	06/01/35	19,200,000
Oklahoma Student Loan Authority VRDN RB P-Floats-TNP-1002 Series 2011 (Bank of America N.A.)(b)(c)
38,500,000	1.950	03/15/12	38,500,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC)
20,000,000	0.110	12/01/29	20,000,000
Orange County Health Facilities Authority VRDN RB for Adventist Health System Series 1995
19,395,000	0.100	11/15/26	19,395,000
Pennsylvania Higher Education Assistance Agency VRDN RB P-Floats-TNP-1003 Series 2011 (GTS Student Loans) (Bank of America N.A.)(c)
93,250,000	1.100	06/01/47	93,250,000
Pennsylvania State Turnpike Commission VRDN RB for Multi Modal Series 2008 C (Barclays Bank PLC LOC)
20,300,000	0.100	06/01/38	20,300,000
Pennsylvania Turnpike Commission VRDN RB ROCS-RR-II R-12259 Series 2009 (BHAC-CR AMBAC) (Citibank N.A. SPA)(c)
28,215,000	0.100	10/01/13	28,215,000
Pleasanton California MF Hsg. VRDN RB Busch Senior Housing Series 2003 A (FNMA)
11,360,000	0.140	06/15/37	11,360,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
58,600,000	0.110	12/01/39	58,600,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries D
33,000,000	0.110	11/01/40	33,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
40,900,000	0.120	11/01/40	40,900,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
56,200,000	0.120	04/01/40	56,200,000
Port Authority of New York & New Jersey VRDN RB Series 2011 DB-1023X (Go of Authority) (Deutsche Bank A.G.)(c)
7,085,000	0.180	10/15/21	7,085,000
Port Authority of New York & New Jersey VRDN RB Series 2011 DB-1024X (Go of Authority) (Deutsche Bank A.G.)(c)
10,660,000	0.180	10/15/25	10,660,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 B-3
15,100,000	0.100	09/01/35	15,100,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-3 RMKT
39,950,000	0.100	09/01/24	39,950,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Raleigh North Carolina Comb Enterprise System VRDN RB Series 2008 B (Wells Fargo Bank N.A. SPA)
$27,505,000	0.090%	03/01/35	$27,505,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2004 A (Wells Fargo Bank N.A. SPA)
20,700,000	0.090	06/01/34	20,700,000
Raleigh VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wells Fargo Bank N.A. SPA)
68,000,000	0.090	02/01/34	68,000,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase Bank SPA)
17,765,000	0.110	06/01/29	17,765,000
Riverton Hospital VRDN RB for IHC Health Services, Inc. Putter Series 2007-1762 (JPMorgan Chase & Co.)
62,315,000	0.110	05/15/12	62,315,000
Rochester Health Care Facilities VRDN RB for Mayo Foundation Series 2002 A RMKT (Bank of America N.A. SPA)
69,500,000	0.080	08/15/32	69,500,000
Rochester Health Care Facilities VRDN RB for Mayo Foundation Series 2002 C-RMKT (Bank of America N.A. SPA)
58,960,000	0.080	08/15/32	58,960,000
San Diego Unified School District GO VRDN Putters Series 2011-3934 (JPMorgan Chase Bank)(c)
62,445,000	0.110	08/07/12	62,445,000
Sonoma County GO VRDN Series 2011-4000 (JPMorgan Chase & Co.)(c)
50,000,000	0.110	10/25/12	50,000,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase Bank)
30,000,000	0.140	08/15/35	30,000,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA)
216,800,000	2.000	08/01/27	216,800,000
Southern California Public Power Authority VRDN RB Series 2009 (Bank of America N.A. LOC)
24,235,000	0.110	07/01/36	24,235,000
St Mary Hospital Authority VRDN RB for Catholic Health Series 2004 C
27,900,000	0.100	05/01/44	27,900,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1 (Nucor Corp.)
35,500,000	0.130	11/01/40	35,500,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (Nucor Corp.)
21,000,000	0.130	11/01/40	21,000,000
State of Florida Board of Education GO VRDN Floaters Series 2008-2929 (AGC-ICC) (Morgan Stanley Bank)
15,135,000	0.170	06/01/38	15,135,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Floaters Series 2008-2834 (Morgan Stanley Bank)
20,000,000	0.170	02/15/36	20,000,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 B
27,000,000	0.120	12/01/39	27,000,000
Tarrant County, Texas Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 B
44,960,000	0.100	11/15/33	44,960,000
Texas State GO VRDN for Veterans Housing Assistance Series 2007 II-B RMKT (JPMorgan Chase Bank SPA)
24,145,000	0.120	06/01/38	24,145,000
Texas State GO VRDN Refunding for Taxable Veterans Housing Series 2004 RMKT (JPMorgan Chase Bank SPA)
6,250,000	0.150	06/01/20	6,250,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Municipal Debt Obligations(a) — (continued)
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2005 RMKT (JPMorgan Chase Bank SPA)
$13,110,000	0.150%	12/01/26	$13,110,000
Texas State GO VRDN Refunding for Taxable Veterans Land Series 2006 C (JPMorgan Chase Bank SPA)
3,725,000	0.150	12/01/27	3,725,000
Texas State GO VRDN Refunding for Taxable Veterans Series 2002 (Landesbank Hassen-Thueringen SPA)
27,085,000	0.230	12/01/21	27,085,000
Texas State GO VRDN Refunding Taxable Series 2010 E (Sumitomo Mitsui Banking Corp. LOC)
24,600,000	0.160	06/01/32	24,600,000
Tompkins County New York IDA VRDN RB for Cornell University Civic Facility Series 2002 A (JPMorgan Chase & Co. SPA)
6,700,000	0.120	07/01/30	6,700,000
Triborough Bridge & Tunnel Authority VRDN RB Series 2001 C RMKT (JPMorgan Chase Bank SPA)
85,840,000	0.110	01/01/32	85,840,000
University of California VRDN RB Taxable Series 2011 Z-1
26,000,000	0.140	07/01/41	26,000,000
University of California VRDN RB Taxable Series 2011 Z-2
10,000,000	0.150	07/01/41	10,000,000
University of Colorado Hospital Authority VRDN RB Series 2004 A RMKT (JPMorgan Chase Bank LOC)
39,300,000	0.120	11/15/33	39,300,000
University of Illinois VRDN COPS for Utility Infrastructure Series 2004 (Bank of America N.A. SPA)
76,425,000	0.170	08/15/21	76,425,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2002 C (JPMorgan Chase Bank SPA)
36,190,000	0.120	06/01/30	36,190,000
University of New Mexico VRDN RB Refunding Subordinated Lien Systems Series 2003 B (JPMorgan Chase Bank SPA)
14,890,000	0.120	06/01/26	14,890,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 A (Landesbank Hessen-Thueringen SPA)
29,890,000	0.140	02/15/31	29,890,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA)
37,400,000	0.140	02/15/31	37,400,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A. SPA)
47,500,000	0.120	05/15/35	47,500,000
Washington State Housing Finance Commission VRDN RB for Vintage at Spokane Senior Living Project Series 2006 A (FNMA)
7,500,000	0.180	08/15/40	7,500,000
Wisconsin Housing & Economic Development Authority Home Ownership VRDN RB Series 2008 A (FNMA LOC) (FHLMC LOC)
84,545,000	0.120	09/01/38	84,545,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS			$6,550,753,000

Variable Rate Obligations(a) — 2.6%
JPMorgan Chase Bank NA
$255,000,000	0.435%	12/18/12	$255,000,000
400,000,000	0.295	12/21/12	400,000,000
University of California VRDN RB Taxable Series 2011 Y-2
14,200,000	0.326	07/01/12	14,200,000

TOTAL VARIABLE RATE OBLIGATIONS			$669,200,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$18,486,164,610

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — 37.3%
Barclays Capital, Inc.
$74,100,000	0.120%	12/01/11	$74,100,000
Maturity Value: $74,100,247
Collateralized by Government National Mortgage Association, 3.500% to 6.000%, due 04/15/40 to 11/20/41. The aggregate market value of the collateral, including accrued interest, was $75,582,001.
BNP Paribas Securities Corp.
600,000,000	0.230	01/09/12	600,000,000
Maturity Value: $600,153,333
Collateralized by Federal Home Loan Mortgage Corporation, 3.500% to 6.500%, due 05/01/17 to 09/01/41, Federal National Mortgage Association, 3.000% to 6.500%, due 04/01/18 to 11/01/41 and Government National Mortgage Association, 3.500% to 6.000%, due 02/15/21 to 11/15/41. The aggregate value of the collateral, including accrued interest, was $612,000,000.

BNYMellon Investment
200,000,000	0.130	12/01/11	200,000,000
Maturity Value: $200,000,722
Collateralized by U.S. Treasury Notes, 1.250% to 1.500%, due 12/31/13 to 10/31/15. The aggregate value of the collateral, including accrued interest was, $205,515,289.
Credit Suisse Securities LLC
150,000,000	0.080	12/01/11	150,000,000
Maturity Value: $150,000,333
Collateralized by U.S. Treasury Notes, 1.000% to 4.000%, due 02/15/13 to 08/15/19. The aggregate value of the collateral, including accrued interest was, $153,005,737.
248,000,000	0.200	01/05/12	248,000,000
Maturity Value: $248,085,422
Settlement Date: 11/04/11
Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 7.500%, due 02/01/13 to 09/01/47 and Federal National Mortgage Association, 5.000%, due 10/01/40. The aggregate value of the collateral, including accrued interest was, $255,442,236.

300,000,000	0.230	01/17/12	300,000,000
Maturity Value: $300,118,833
Settlement Date: 11/16/11
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.000%, due 04/01/12 to 11/01/47 and Federal National Mortgage Association, 4.000% to 6.000%, due 10/01/23 to 02/01/41. The aggregate value of the collateral, including accrued interest, was $309,002,238.

Deutsche Bank Securities, Inc.
250,000,000	0.200	01/13/12	250,000,000
Maturity Value: $250,083,333
Settlement Date: 11/14/11
Collateralized by Federal National Mortgage Association, 5.500% to 6.000%, due 02/01/38 to 10/01/39. The aggregate value of the collateral, including accrued interest was, $258,766,541.
750,000,000	0.220 (b)	01/13/12	750,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
Maturity Value: $750,197,083
Joint Repurchase Agreement Account III
$2,500,000,000	0.142%	12/01/11	$2,500,000,000
Maturity Value: $2,500,009,851
JP Morgan Securities LLC
300,000,000	0.430	12/01/11	300,000,000
Maturity Value: $300,003,583
Collateralized by various asset-backed obligations, 0.327% to 8.738%, due 04/15/22 to 05/25/47 and various corporate security issuers, 0.945% to 9.000%, due 12/15/12 to 03/20/51. The aggregate value of the collateral, including accrued interest, was $330,000,180.

Merrill Lynch Government Securities, Inc.
740,000,000	0.090	12/01/11	740,000,000
Maturity Value: $740,001,850
Collateralized by U.S. Treasury Bill, 0.000%, due 03/08/12, U.S. Treasury Notes, 1.250% to 2.625%, due 10/31/15 to 08/15/20. The aggregate value of the collateral, including accrued interest was, $754,800,045.

585,000,000	0.130	12/01/11	585,000,000
Maturity Value: $585,002,113
Collateralized by Government National Mortgage Association, 4.500%, due 08/20/41. The market value of the collateral, including accrued interest, was $596,700,001.
Morgan Stanley & Co.
200,000,000	1.344	02/13/12	200,000,000
Maturity Value: $201,613,006
Settlement Date: 07/12/11
100,000,000	1.344	02/21/12	100,000,000
Maturity Value: $100,836,373
Settlement Date: 07/12/11
Shared collateral consisting of various asset-backed obligations, 0.000% to 0.851%, due 03/20/13 to 06/01/43, various corporate security issuers, 0.000% to 12.500%, due 02/08/12 to 09/21/45 and various mortgage-backed obligations, 0.000% to 6.785%, due 12/15/20 to 07/17/56. The aggregate value of the collateral, including accrued interest was, $363,803,001.

298,000,000	1.382	02/21/12	298,000,000
Maturity Value: $301,339,648
Settlement Date: 05/05/11
Collateralized by various asset-backed obligations, 0.000% to 8.256%, due 03/20/13 to 06/01/43, various corporate security issuers, 0.000% to 12.500%, due 02/08/12 to 09/21/45 and various mortgage-backed obligations, 0.000% to 7.690%, due 01/02/21 to 07/17/56. The aggregate value of the collateral, including accrued interest was, $361,612,201.

Societe Generale
500,000,000	0.120	12/01/11	500,000,000
Maturity Value: $500,001,667
Collateralized by Government National Mortgage Association, 4.000% to 4.500%, due 10/20/40 to 06/20/41. The aggregate market value of the collateral, including accrued interest, was $515,000,001.
1,100,000,000	0.120	12/01/11	1,100,000,000
Maturity Value: $1,100,003,667
Collateralized by Federal Farm Credit Bank, 0.790%, due 11/07/14, Federal Home Loan Bank, 0.180% to 2.000%, due 11/21/12 to 09/24/25, Federal Home Loan Mortgage Corp., 0.210%, to 6.250%, due 05/01/12 to 07/15/32, Federal National Mortgage Association, 0.500% to 4.750%, due 11/19/12 to 07/28/15. The aggregate market value of the collateral, including accrued interest, was $1,122,000,504.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Repurchase Agreements-Unaffiliated Issuers(d) — (continued)
UBS Securities LLC
$500,000,000	0.190	%(b)	01/12/12	$500,000,000
Maturity Value: $500,081,806
Wells Fargo Securities LLC
200,000,000	0.180		12/01/11	200,000,000
Maturity Value: $200,001,000
Collateralized by various asset-backed obligations, 0.297% to 3.153%, due 01/15/15 to 03/25/37, various corporate security issuers, 0.000% to 10.000%, due 12/09/11 to 05/21/42 and various mortgage-backed obligations, 5.500% to 6.164%, due 01/25/36 to 12/26/50. The aggregate value of the collateral, including accrued interest was, $209,780,513.

250,000,000	0.280		12/01/11	250,000,000
Maturity Value: $250,001,944
Collateralized by various asset-backed obligations, 0.317% to 9.000%, due 02/15/14 to 03/25/37, various corporate security issuers, 0.000% to 11.750%, due 12/01/11 to 05/25/45 and various mortgage-backed obligations, 0.497% to 7.968%, due 09/15/21 to 09/25/51. The aggregate value of the collateral, including accrued interest was, $261,712,728.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS				$9,845,100,000

Repurchase Agreements-Affiliated Issuers(d) — 1.3%
Goldman, Sachs & Co.
$100,000,000	0.130%		12/01/11	$100,000,000
Maturity Value:$100,000,361
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 03/01/40 and Federal National Mortgage Association, 4.500% to 5.000%, due 03/01/31 to 07/01/39. The aggregate value of the collateral, including accrued interest, was $102,000,001.

250,000,000	0.220		01/13/12	250,000,000
Maturity Value:$250,070,278
Settlement Date: 11/28/11
Collateralized by Government National Mortgage Association, 4.500%, due 06/15/39 to 09/20/41. The aggregate value of the collateral, including accrued interest, was $255,000,001.

TOTAL REPURCHASE AGREEMENTS-AFFILIATED ISSUERS				$350,000,000

TOTAL INVESTMENTS — 108.7%				$28,681,264,610

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%				(2,297,227,822)

NET ASSETS — 100.0%				$26,384,036,788

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2011.

(b) All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.

(c) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2011, these securities amounted to $634,415,000 or approximately 2.4% of net assets.

(d) Unless noted, all repurchase agreements were entered into on November 30, 2011. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FHLB	— Insured by Federal Home Loan Bank
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Authority
IHC	— International Health Care
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SF Hsg.	— Single-Family Housing
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.4%
California — 97.6%
Bay Area Toll Authority California Toll Bridge VRDN RB CR-MT-4708 Series 2011 (Bank of America N.A.)(a)
$1,000,000	0.200%	04/01/39	$1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A.)
2,815,000	0.140	04/01/47	2,815,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2978 (Morgan Stanley Bank)(a)
1,000,000	0.170	04/01/47	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley Bank)(a)
3,217,196	0.170	04/01/39	3,217,196
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.)
1,800,000	0.140	04/01/14	1,800,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2006 C4-RMKT (Lloyds TSB Bank PLC LOC)
1,000,000	0.070	04/01/45	1,000,000
Bay Area Toll Authority California Toll Bridge VRDN RB Series 2007-1962 (JP Morgan Chase Bank)
1,400,000	0.140	04/01/14	1,400,000
California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.)
1,000,000	0.140	10/01/37	1,000,000
California Educational Facilities Authority VRDN RB Floaters Certificates Series 2009-42C (GO of Institution) (Wells Fargo Bank N.A. LOC)(a)
1,000,000	0.150	11/01/39	1,000,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank)(a)
2,025,000	0.140	01/01/16	2,025,000
California Educational Facilities Authority VRDN RB for Southern California University Putters Series 2008-2953 (JP Morgan Chase Bank)
2,300,000	0.140	10/01/15	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-11B Reg D (Barclays Bank PLC)(a)
2,300,000	0.110	10/01/38	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-3067X (Morgan Stanley Bank)(a)
1,300,000	0.170	10/01/39	1,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank)(a)
690,000	0.140	10/01/16	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1993 L
800,000	0.040	10/01/14	800,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1997 L-5
565,000	0.040	10/01/17	565,000
California Health Facilities Authority VRDN RB Sutter Health Putters Series 2010-3765 (JPMorgan Chase Bank)(a)
1,500,000	0.140	05/15/39	1,500,000
California Health Facilities Financing Authority VRDN RB Floaters Certificates Series 2011-74C (GTY AGMT-Wells Fargo Bank N.A.)(a)
800,000	0.150	11/15/40	800,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
2,700,000	0.090	06/01/41	2,700,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 B (Wells Fargo Bank N.A. LOC)
1,875,000	0.090	10/01/31	1,875,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 D (Bank of America N.A. LOC)
1,200,000	0.110	10/01/31	1,200,000
California Health Facilities Financing Authority VRDN RB for University of Southern California Floaters Series 2007-1858 (GTY AGMT-Wells Fargo Bank
N.A.)
3,791,000	0.140	11/15/42	3,791,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Health Facilities Financing Authority VRDN RB P-Floats-PT-4699 Series 2011 (NATL-RE) (Bank of America N.A.)(a)
$1,900,000	0.400%	09/01/28	$1,900,000
California Health Facilities Financing Authority VRDN RB Putters Series 2010-3630 (JPMorgan Chase Bank)(a)
3,660,000	0.140	10/01/17	3,660,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley Bank)(a)
1,400,000	0.180	11/15/36	1,400,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3239 (Morgan Stanley Bank)(a)
2,000,000	0.170	11/15/31	2,000,000
California Health Facilities Financing Authority VRDN RB ROCS RR-II R-11952 Series 2011 (Citibank N.A.)(a)
1,500,000	0.140	08/15/18	1,500,000
California Health Facilities Financing Authority VRDN RB Sutter Health Floaters Series 2011-3255 (Morgan Stanley Bank)(a)
750,000	0.180	11/15/42	750,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Series 2003 B RMKT
2,500,000	0.060	04/01/33	2,500,000
California Infrastructure & Economic Development Bank VRDN RB for J Paul Getty Series 2003 D
2,000,000	0.050	04/01/33	2,000,000
California Infrastructure & Economic Development Bank VRDN RB Refunding for J Paul Getty Series 2007 A-2 RMKT
2,200,000	0.060	10/01/47	2,200,000
California Municipal Finance Authority VRDN RB for Chevron USA-Recovery Zone Series 2010-B (GTY AGMT-Chevron Corp.)
2,100,000	0.050	11/01/35	2,100,000
California Municipal Finance Authority VRDN RB for Chevron USA-Recovery Zone Series 2010-C (GTY AGMT-Chevron Corp.)
400,000	0.060	11/01/35	400,000
California State Department of Water Resources Center Valley Project VRDN RB ROCS RR-II R-11970-1 Series 2011 (Citibank N.A.)(a)
1,600,000	0.140	12/01/18	1,600,000
California State Department of Water Resources RB Series 2002 A (AMBAC)
1,385,000	5.500	05/01/12	1,428,630
California State Department of Water Resources RB Series 2002 A (XLCA)
1,000,000	5.375	05/01/17	1,031,324
California State Department of Water Resources VRDN RB ROCS RR-II R-11993 Series 2011 (BHAC-CR)(a)
700,000	0.140	09/13/12	700,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A.)
3,000,000	0.150	05/01/16	3,000,000
California Statewide Communities Development Authority CP Series 2009-D
2,000,000	0.310	05/11/12	2,000,000
California Statewide Communities Development Authority CP Series 2011-9B-1
2,500,000	0.370	03/01/12	2,500,000
California Statewide Communities Development Authority VRDN COPS Series 1999-176 (AGM) (Morgan Stanley Bank)
1,000,000	0.160	08/15/27	1,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 C (GTY AGMT-Kaiser)
1,955,000	3.850	11/01/29	1,989,197
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
2,200,000	0.090	04/01/38	2,200,000
California Statewide Communities Development Authority VRDN RB for Monterey Penninsula Series 2011 B (U.S. Bank N.A. LOC)
7,500,000	0.080	06/01/33	7,500,000
Chino Basin Regional Financing Authority VRDN RB Refunding for Inland Empire Utilities Series 2008 B (Lloyds TSB Bank PLC, LOC)
2,440,000	0.100	06/01/32	2,440,000
City of Newport Beach VRDN RB for Hoag Memorial Hospital Presbyterian Series 2008 F (Bank of America N.A. LOC)
2,870,000	0.110	12/01/40	2,870,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
City of Riverside Electric VRDN RB Refunding Series 2008 C (Bank of America N.A. LOC)
$400,000	0.080%	10/01/35	$400,000
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of America N.A. LOC)
2,500,000	0.110	07/01/27	2,500,000
City of Santa Rosa California Waste Water VRDN RB Refunding Series 2004 A (Landesbank Baden-Wurttemberg LOC)
900,000	0.550	09/01/33	900,000
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Morgan Stanley Bank)(a)
4,035,000	0.180	08/01/32	4,035,000
Glendale VRDN COPS for Police Building Project Series 2000 (Morgan Guaranty Trust SPA)
2,900,000	0.150	06/01/30	2,900,000
Irvine Ranch California Water District GO VRDN for Consolidated Improvement Districts Series 1989 (Bank of America N.A. LOC)
3,700,000	0.140	06/01/15	3,700,000
Irvine Ranch California Water District GO VRDN Series 1995 (Sumitomo Mitsui Banking Corp. LOC)
3,800,000	0.110	01/01/21	3,800,000
Irvine Ranch California Water District VRDN RB Series 2011 A-2 (GO of District)
2,900,000	0.180	10/01/37	2,900,000
Los Angeles California Department of Water & Power VRDN RB Power System Series 2002 Subseries A-5 (Barclays Bank PLC SPA)
700,000	0.090	07/01/35	700,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada)(a)
2,500,000	0.110	08/01/33	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
4,445,000	0.100	12/15/24	4,445,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows II Series 1998 C (FNMA)
5,200,000	0.100	04/15/28	5,200,000
Los Angeles County Housing Authority MF Hsg. VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA)
2,436,000	0.130	04/15/28	2,436,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 A-1 (Bank of Nova Scotia SPA)
9,125,000	0.110	07/01/23	9,125,000
Los Angeles County Metropolitan Transportation Authority Sales Tax VRDN RB Refunding Proposition C-2nd Series 2009 C-3 (Sumitomo Mitsui Banking Corp. LOC)
1,900,000	0.110	07/01/25	1,900,000
Los Angeles County Schools COPS Series 2011 F-1 (GO of Participants)
500,000	2.000	02/01/12	501,039
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-27B (Barclays Bank PLC)(a)
1,600,000	0.120	05/15/40	1,600,000
Los Angeles Department of Airports Municipal Trust Receipts VRDN RB for Los Angeles International Airport Floaters Series 2010-80W (Barclays Bank PLC)(a)
5,245,000	0.120	05/15/31	5,245,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3839 (JPMorgan Chase Bank)(a)
2,000,000	0.140	05/15/33	2,000,000
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
2,500,000	0.140	05/15/18	2,500,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-3 (Scotiabank SPA)
1,000,000	0.080	07/01/35	1,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-7 (U.S. Bank N.A. SPA)
2,800,000	0.080	07/01/35	2,800,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Royal Bank of Canada SPA)
1,450,000	0.100	07/01/34	1,450,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Department of Water & Power VRDN RB Series 2011-753 (Bank of America N.A.)
$950,000	0.200%	07/01/27	$950,000
Los Angeles Department of Water &Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A. SPA)
1,700,000	0.090	07/01/35	1,700,000
Los Angeles Unified School District GO TRANS Series 2011 A
2,950,000	2.000	08/01/12	2,983,708
Metropolitan Water District of Southern California Series 2011-774 (Bank of America N.A.)(a)
1,495,000	0.240	07/01/32	1,495,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC SPA)
4,600,000	0.110	07/01/37	4,600,000
Metropolitan Water District Southern California Municipal Trust Receipts VRDN RB Floaters Series 2009-8B Reg. D (Barclays Bank PLC)(a)
2,800,000	0.120	07/01/35	2,800,000
Newport Beach VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A.)(a)
100,000	0.140	06/01/13	100,000
Orange County Apartment Development VRDN RB Refunding for Larkspur Canyoun Apartments Series 1997 A (FNMA)
200,000	0.090	06/15/37	200,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA)
4,000,000	0.110	11/15/28	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC)
2,600,000	0.110	12/01/29	2,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank)(a)
3,400,000	0.140	08/01/15	3,400,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank)(a)
2,000,000	0.140	02/15/18	2,000,000
Pasadena California Certificates Partner VRDN COPS Series 2008 A (Bank of America N.A. LOC)
2,000,000	0.110	02/01/35	2,000,000
Riverside County Transportation Commission Sales Tax VRDN RB Limited Tax Series 2009 B (JPMorgan Chase Bank SPA)
4,775,000	0.110	06/01/29	4,775,000
Sacramento California Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp. LOC)
4,500,000	0.090	11/01/34	4,500,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 (FNMA)
2,600,000	0.110	07/15/29	2,600,000
San Bernardino County Flood Control District VRDN RB Refunding Series 2008 (Bank of America N.A.)
2,000,000	0.110	08/01/37	2,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank)(a)
570,000	0.140	02/01/17	570,000
San Diego Community College District GO VRDN Putters Series 2010-3676Z (AGM) (JPMorgan Chase Bank)(a)
3,335,000	0.140	11/01/13	3,335,000
San Diego County Water Authority CP Series 1995-1 (Bayerische Landesbank)
1,900,000	0.200	12/02/11	1,900,000
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A.)(a)
1,000,000	0.150	07/01/28	1,000,000
San Francisco Bay Area Rapid Transit District GO VRDN Eagle Series 2007-0100 Class A Series 2007 (Citibank N.A.)
1,000,000	0.130	08/01/35	1,000,000
San Francisco Bay Area Rapid Transit District GO VRDN ROCS RR-II R-12318 Series 2011 (Citibank N.A.)(a)
700,000	0.130	08/01/30	700,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153X (Morgan Stanley Bank)(a)
$250,000	0.180%	11/01/39	$250,000
San Francisco Transportation Authority CP Series 2011 A
2,000,000	0.240	12/01/11	2,000,000
1,500,000	0.300	12/01/11	1,500,000
San Mateo County Community College District GO VRDN Floaters Series 2010-3166X (Morgan Stanley Bank)(a)
431,818	0.170	09/01/38	431,818
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 D RMKT (Sumitomo Mitsui Banking Corp. SPA)
2,500,000	0.080	04/01/36	2,500,000
University of California VRDN RB Floater Certificates Series 2009-7C (Wells Fargo Bank N.A.)(a)
1,600,000	0.150	05/15/39	1,600,000
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank)
3,800,000	0.140	05/15/14	3,800,000
University of California VRDN RB Putters Series 2009-3368 (JPMorgan Chase Bank)(a)
1,500,000	0.140	11/15/16	1,500,000
University of California VRDN RB Putters Series 2011-766 (AGM) (Bank of America N.A.)(a)
1,010,000	0.200	05/15/31	1,010,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)
2,000,000	0.140	05/15/32	2,000,000
Victor Valley Community College GO VRDN Floaters Certificates Series 2009-34C (Wells Fargo Bank N.A.)(a)
4,700,000	0.150	08/01/44	4,700,000
West Basin Municipal Water District VRDN RB Series 2011-1035 (Deutsche Bank A.G.)(a)
3,340,000	0.170	08/01/36	3,340,000

			227,124,912

Puerto Rico — 2.8%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009-10B Reg D (Barclays Bank PLC)(a)
1,550,000	0.240	08/01/57	1,550,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3034 (Morgan Stanley Bank)(a)
500,000	0.190	08/01/57	500,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Bank)
3,121,160	0.190	08/01/57	3,121,160
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A.)(a)
400,000	0.140	02/01/48	400,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Series 2010-65W (Barclays Bank PLC)(a)(b)
1,000,000	0.240	08/01/57	1,000,000

			6,571,160

TOTAL INVESTMENTS — 100.4%			$233,696,072

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%			(931,978)

NET ASSETS — 100.0%			$232,764,094

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2011, these securities amounted to $77,904,014 or approximately 33.5% of net assets.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LOC	— Letter of Credit
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes
XLCA	— XL Capital Assurance Inc.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.0%
New York — 95.8%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank LOC)
$6,100,000	0.100%	07/01/35	$6,100,000
Erie County IDA School Facilities VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A.)
2,200,000	0.340	05/01/28	2,200,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
2,900,000	0.350	05/01/33	2,900,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank LOC)
1,300,000	0.270	05/01/33	1,300,000
Long Island Power Authority Electric System VRDN RB Series 1998-2 Subseries 2B (Bayerische Landesbank LOC)
3,300,000	0.230	05/01/33	3,300,000
Metropolitan Transportation Authority Dedicated Tax Fund VRDN RB Series 2008 Subseries B-3A-RMKT
500,000	0.540	11/01/28	500,461
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC AGM-CR MBIA) (Citibank N.A.)
1,900,000	0.140	11/15/36	1,900,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 A-1 RMKT (Morgan Stanley Bank LOC)
885,000	0.110	11/01/31	885,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 Subseries B-1 (Bank of Nova Scotia LOC)
900,000	0.120	11/01/34	900,000
Monroe County IDA VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A.)(a)
1,000,000	0.160	07/01/41	1,000,000
Nassau County IDA Civic Facility VRDN RB for Cold Spring Harbor Laboratory Series 2008 RMKT (JP Morgan Chase & Co. SPA)
1,750,000	0.090	01/01/42	1,750,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor Laboratory Series 1999 RMKT (TD Bank N.A. SPA)
4,880,000	0.090	01/01/34	4,880,000
Nassau County Interim Finance Authority RB Sales Tax Secured Series 2005 D (NATL-RE)
1,105,000	5.000	11/15/12	1,155,011
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC)
2,100,000	0.170	08/01/22	2,100,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank LOC)
300,000	0.350	02/15/16	300,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank LOC)
300,000	0.350	08/01/20	300,000
New York City GO VRDN Series 2002 Subseries C-3B RMKT (Lloyds TSB Bank PLC)
400,000	0.110	08/01/20	400,000
New York City GO VRDN Series 2003 Subseries A-2 (Bank of America N.A. LOC)
400,000	0.190	08/01/31	400,000
New York City GO VRDN Series 2004 Subseries H-7 (KBC Bank N.V. LOC)
1,500,000	0.350	03/01/34	1,500,000
New York City GO VRDN Series 2005 Subseries E-2 (Bank of America N.A. LOC)
1,430,000	0.130	08/01/34	1,430,000
New York City GO VRDN Series 2006 I Subseries I-4 (Bank of New York Mellon LOC)
200,000	0.110	04/01/36	200,000
New York City GO VRDN Series 2011 O-3 (Royal Bank of Canada)(a)
1,430,000	0.090	10/01/26	1,430,000
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 B (GO of Corp.) (TD Bank N.A. LOC)
2,000,000	0.060	02/15/31	2,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Health & Hospital Corp. VRDN RB Health System Series 2008 C (GO of Corp.) (TD Bank N.A. LOC)
$3,500,000	0.080%	02/15/31	$3,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
2,000,000	0.120	04/15/36	2,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
1,500,000	0.120	10/15/41	1,500,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
2,100,000	0.120	03/15/36	2,100,000
New York City Municipal Water Finance Authority VRDN RB Series 2011-776 (AGM) (Bank of America N.A.)(a)
1,000,000	0.200	06/15/28	1,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for General Resolution Series 2011 Subseries FF-2 (KBC Bank SPA)
1,000,000	0.250	06/15/44	1,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2008 Subseries B-4 (Royal Bank of Canada SPA)
4,150,000	0.080	06/15/23	4,150,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2011 Subseries A-1 (Mizuho Corporate Bank SPA)
1,600,000	0.070	06/15/44	1,600,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Certificates Series 2011-133C (Wells Fargo Bank N.A.)(a)
1,000,000	0.150	11/01/38	1,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA)
3,125,000	0.170	02/01/31	3,125,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2002 (TD Bank N.A. SPA)
2,500,000	0.070	11/01/29	2,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp. LOC)
1,000,000	0.100	02/01/35	1,000,000
New York City Transitional Finance Authority VRDN RB Series 2002 Subseries 2D (Lloyds TSB Bank PLC)
900,000	0.090	11/01/22	900,000
New York City Trust Cultural Resources VRDN RB for Juilliard School Series 2009 B
1,185,000	2.750	01/01/36	1,201,992
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,650,000	0.110	10/01/36	3,650,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
800,000	0.110	10/01/36	800,000
New York City Trust Cultural Resources VRDN RB for Pierpont Morgan Library Series 2004 (JPMorgan Chase Bank LOC)
2,260,000	0.120	02/01/34	2,260,000
New York City Trust Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A.)(a)
2,400,000	0.140	01/01/33	2,400,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank)(a)
500,000	0.150	01/01/37	500,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B2 (Wells Fargo Bank N.A. SPA)
1,500,000	0.100	04/01/44	1,500,000
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 B3 (Wells Fargo Bank N.A. SPA)
1,570,000	0.100	04/01/29	1,570,000
New York City Trust Cultural Resources VRDN RB Refunding for Botanical Garden Series 2009 A (JPMorgan Chase Bank LOC)
3,900,000	0.120	07/01/32	3,900,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB Austin Trust Certificates for New York University Series 2008-1195 (Bank of America N.A.)
$5,300,000	0.200%	07/01/48	$5,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2003 B RMKT
600,000	0.050	07/01/28	600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
2,430,000	0.050	09/01/39	2,430,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floaters Series 2011-3C (Wells Fargo Bank N.A.)(a)
2,600,000	0.160	07/01/40	2,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3209 (JPMorgan Chase Bank)(a)
3,555,000	0.140	01/01/30	3,555,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank)(a)
1,100,000	0.140	07/01/32	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A. SPA)
6,000,000	0.110	07/01/40	6,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006-B1 RMKT (Bank of America N.A. LOC)
1,000,000	0.130	07/01/24	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank)(a)
1,600,000	0.140	07/01/37	1,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Secondary Issues Floaters Series 2007-1861 (Wells Fargo Bank
N.A.)
5,045,000	0.130	07/01/39	5,045,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University ROCS-RR-II R-11722 Series 2009 (GO of
University) (Citibank N.A.)(a)
1,100,000	0.140	07/01/16	1,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University Trust Receipts Series 2006-K1 Reg. D
(Citibank N.A.)
1,600,000	0.140	05/29/14	1,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Rockefeller University ROCS-RR-II R-11944 Series 2011
(Citibank N.A.)(a)
1,000,000	0.140	07/01/34	1,000,000
New York State Dormitory Authority Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.)
1,000,000	0.140	03/15/36	1,000,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A. SPA)
4,590,000	0.110	07/01/33	4,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 A RMKT (TD Bank N.A. LOC)
290,000	0.060	07/01/28	290,000
New York State Dormitory Authority State Supported Debt VRDN RB for New York Public Library Series 1999 B RMKT (TD Bank N.A. LOC)
3,360,000	0.060	07/01/28	3,360,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank)(a)
1,800,000	0.140	01/01/30	1,800,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada LOC)
1,500,000	0.110	02/15/31	1,500,000
New York State Dormitory Authority VRDN RB for Metropolitan Museum of Art Series 1993 A
2,137,000	0.090	07/01/15	2,137,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority VRDN RB for New York University Floaters Certificates Series 2009-91C (Wells Fargo Bank N.A.)(a)
$590,000	0.260%	07/01/39	$590,000
New York State Dormitory Authority VRDN RB for Personal Income Tax Series 2011-770 (Bank of America N.A.)
1,245,000	0.200	12/15/25	1,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank)
1,000,000	0.140	12/15/15	1,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
1,500,000	0.120	05/15/34	1,500,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
3,500,000	0.120	11/15/36	3,500,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA)
2,400,000	0.070	05/15/39	2,400,000
New York State Liberty Development Corp VRDN RB for World Trade Center Project Series 2011-1036X (Deutsche Bank A.G.) (GTY AGMT-Deutsche Bank
A.G.)(a)
3,000,000	0.170	11/15/51	3,000,000
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A.)
200,000	0.240	04/01/16	200,000
New York State Power Authority CP Series 2011
2,500,000	0.130	12/02/11	2,500,000
New York State Power Authority CP Series 2011-1
2,500,000	0.180	12/06/11	2,500,000
1,000,000	0.150	12/09/11	1,000,000
New York State Power Authority RB Series 2002 A
200,000	5.000	11/15/12	208,516
New York State Thruway Authority VRDN RB P-Floats-MT-698 Series 2011 (Bank of America N.A.)(a)
1,200,000	0.200	03/15/26	1,200,000
New York State Thruway Authority VRDN RB Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC)(a)
3,000,000	0.120	04/01/17	3,000,000
Port Authority of New York & New Jersey VRDN RB Floaters Trust Series 2011-17B (GO of Authority) (Barclays Bank PLC SPA)(a)
2,150,000	0.120	01/15/41	2,150,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R 11793 Series 2009 (GO of Authority)(a)
1,600,000	0.140	03/15/27	1,600,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II R-664 Series 2006 (Citibank N.A.)
2,130,000	0.140	10/01/14	2,130,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank)(a)
1,260,000	0.150	06/01/24	1,260,000

			160,577,980

Puerto Rico — 4.2%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009-10B Reg D (Barclays Bank PLC)(a)
1,750,000	0.240	08/01/57	1,750,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Bank)
5,352,298	0.190	08/01/57	5,352,298

			7,102,298

TOTAL INVESTMENTS — 100.0%			$167,680,278

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%			(4,646)

NET ASSETS — 100.0%			$167,675,632

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2011, these securities amounted to $34,635,000 or approximately 20.7% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg.	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — 100.2%
Alabama — 4.6%
Alabama Special Care Facilities Financing Authority VRDN RB Birmingham for Ascension Health Senior Credit Putters Series 2008-2959 (JPMorgan Chase Bank)
$6,370,000	0.140%	11/15/14	$6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB Mobile for Ascension Health Senior Credit Floaters Series 2008-2605 (Morgan Stanley Bank)
27,000,000	0.170	11/15/39	27,000,000
Auburn University VRDN RB Floater Certificates Series 2011-53C (Wells Fargo Bank N.A.)(a)
7,000,000	0.160	06/01/41	7,000,000
Auburn University VRDN RB Putters Series 2009-3516 (AGM) (JPMorgan Chase Bank)(a)
4,845,000	0.160	12/01/29	4,845,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A
25,000,000	0.110	05/01/22	25,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A
21,000,000	0.110	11/01/21	21,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B
25,000,000	0.110	06/01/22	25,000,000
Huntsville Health Care Authority CP Series 2011
20,000,000	0.350	12/01/11	20,000,000
29,000,000	0.270	01/09/12	29,000,000
Mobile City IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
18,200,000	0.110	06/01/15	18,200,000
Parrish IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
28,850,000	0.110	06/01/15	28,850,000
Southeast Alabama Gas District VRDN RB for Supply Project Series 2007 A (Societe Generale SPA)
40,500,000	2.000	08/01/27	40,500,000
West Jefferson IDB Pollution Control VRDN RB Refunding for Alabama Power Co. Series 1998
37,290,000	0.110	06/01/28	37,290,000
Wilsonville IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2005 D
18,250,000	0.110	01/01/24	18,250,000

			308,305,000

Alaska — 0.6%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Series 2009 A
15,965,000	0.100	12/01/40	15,965,000
Alaska Housing Finance Corp. VRDN RB Floaters Series 2009-3001 (Morgan Stanley Bank)(a)
10,365,000	0.170	12/01/41	10,365,000
Alaska Housing Finance Corp. VRDN RB ROCS-RR-II R-197 Series 2002 (Citibank N.A)
6,000,000	0.140	04/01/12	6,000,000
City of Valdez Marine Terminal VRDN RB Floaters Certificates Series 2011-73C (Wells Fargo Bank N.A.)(a)
6,400,000	0.160	01/01/21	6,400,000

			38,730,000

Arizona — 2.3%
Arizona Health Facilities Authority VRDN RB Floaters Series 2011-3256 (Morgan Stanley Bank)(a)
16,995,000	0.220	01/01/32	16,995,000
Arizona Health Facilities Banner Health VRDN RB P-Floats-PT-4695 Series 2011 (Bank of America N.A.)(a)
10,500,000	0.330	01/01/32	10,500,000
Arizona School Facilities Board VRDN RB P-Floats-MT-758 Series 2011 (Bank of America N.A.)(a)
5,290,000	0.200	01/01/20	5,290,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Arizona — (continued)
Arizona State School Facilities Board VRDN RB Series 2011-102W (Barclays Bank PLC)(a)(b)
$5,000,000	0.000%	07/01/17	$5,000,000
Arizona State Transportation Board Excise Tax Revenue Maricopa County Regional Area Road VRDN RB P-Floats-MT-726 Series 2011 (Bank of America N.A.)(a)
8,710,000	0.200	07/01/24	8,710,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank)(a)
6,605,000	0.140	07/01/16	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank)(a)
4,065,000	0.140	07/01/16	4,065,000
Phoenix Civic Improvement Corp. Wastewater System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank)(a)
7,140,000	0.140	01/01/17	7,140,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0014 A (Citibank N.A. SPA)
13,275,000	0.140	01/01/35	13,275,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2006-0141 A (Citibank N.A.)
16,500,000	0.140	01/01/37	16,500,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Eagle Series 2007-0012 A (Citibank N.A.)
15,850,000	0.140	01/01/37	15,850,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-3078 (Morgan Stanley Bank)(a)
6,000,000	0.180	01/01/38	6,000,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Series 2009-40C (Wells Fargo Bank N.A.)(a)
13,100,000	0.160	01/01/39	13,100,000
Salt River Project Agricultural Improvement & Power District Electric Systems VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC)(a)
4,050,000	0.150	01/01/38	4,050,000
Salt River Project Agriculture Improvement & Power District Electric System Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-21W (Barclays Bank PLC SPA)(a)
5,000,000	0.150	01/01/38	5,000,000
Salt River Project VRDN RB Putters Series 2008-3226 (JPMorgan Chase Bank)(a)
9,620,000	0.140	01/01/32	9,620,000
Salt River Project VRDN RB Putters Series 2009-3307 (JPMorgan Chase Bank)(a)
3,395,000	0.140	01/01/33	3,395,000
Tempe Transportation Excise Tax VRDN RB Series 2006 (Royal Bank of Canada SPA)
5,360,000	0.130	07/01/36	5,360,000

			156,455,000

California — 13.4%
Bay Area Toll Authority California Toll Bridge VRDN RB CR-MT-4708 Series 2011 (Bank of America N.A.)(a)
8,870,000	0.200	04/01/39	8,870,000
Bay Area Toll Authority California Toll Bridge VRDN RB Eagle Series 2008-0056 Class A (Citibank N.A.)
6,455,000	0.140	04/01/47	6,455,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2978 (Morgan Stanley Bank)(a)
17,645,000	0.170	04/01/47	17,645,000
Bay Area Toll Authority California Toll Bridge VRDN RB Floaters Series 2009-2985 (Morgan Stanley Bank)(a)
20,281,221	0.170	04/01/39	20,281,221
Bay Area Toll Authority California Toll Bridge VRDN RB Putters Series 2008-3130 (JPMorgan Chase Bank)(a)
6,145,000	0.140	10/01/13	6,145,000
Bay Area Toll Authority California Toll Bridge VRDN RB ROCS RR-II R-11453 Series 2008 (Citibank N.A.)
3,200,000	0.140	04/01/14	3,200,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Educational Facilities Authority VRDN RB Austin Trust Certificates for Claremont McKenna College Series 2009-1208 (Bank of America N.A.)(a)
$10,000,000	0.200%	01/01/39	$10,000,000
California Educational Facilities Authority VRDN RB Austin Trust Certificates for Southern California University Series 2009-1207 (Bank of America N.A.)(a)
4,440,000	0.200	10/01/39	4,440,000
California Educational Facilities Authority VRDN RB Eagle Series 2007-0064 Class A (Citibank N.A.)
12,700,000	0.140	10/01/37	12,700,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank)(a)
4,355,000	0.140	01/01/16	4,355,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Certificates Series 2001-487 (Morgan Stanley Bank)
9,000,000	0.170	12/01/32	9,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-11B Reg D (Barclays Bank PLC)(a)
2,940,000	0.110	10/01/38	2,940,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2009-3067X (Morgan Stanley Bank)(a)
10,790,000	0.170	10/01/39	10,790,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank)(a)
7,305,000	0.140	10/01/16	7,305,000
California Health Facilities Financing Authority CP Series 2011 E
24,000,000	0.350	03/12/12	24,000,000
California Health Facilities Financing Authority VRDN RB Floaters Certificates Series 2011-74C (GTY AGMT-Wells Fargo Bank N.A.)(a)
5,000,000	0.150	11/15/40	5,000,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Series 2006 C
4,400,000	0.090	06/01/41	4,400,000
California Health Facilities Financing Authority VRDN RB for University of Southern California Floaters Series 2007-1858 (GTY AGMT-Wells Fargo Bank N.A.)
9,394,000	0.140	11/15/42	9,394,000
California Health Facilities Financing Authority VRDN RB P-Floats-PT-4699 Series 2011 (NATL-RE) (Bank of America N.A.)(a)
20,460,000	0.400	09/01/28	20,460,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Morgan Stanley Bank)(a)
4,600,000	0.180	11/15/36	4,600,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3239 (Morgan Stanley Bank)(a)
23,000,000	0.170	11/15/31	23,000,000
California Health Facilities Financing Authority VRDN RB Sutter Health Floaters Series 2011-3255 (Morgan Stanley Bank)(a)
3,750,000	0.180	11/15/42	3,750,000
California Health Facilities Financing Authority VRDN RB Sutter Health Putters Series 2008-3175 (JPMorgan Chase Bank)(a)
24,170,000	0.140	05/15/14	24,170,000
California State Department of Water Resources RB Series 2002 A
3,500,000	5.125	05/01/12	3,605,676
California State Department of Water Resources RB Series 2002 A (AMBAC)
11,000,000	5.500	05/01/12	11,349,757
California State Department of Water Resources RB Series 2002 A (XLCA)
7,000,000	5.375	05/01/17	7,219,268
California State Department of Water Resources VRDN RB ROCS RR-II R-11993 Series 2011 (BHAC-CR)(a)
5,680,000	0.140	09/13/12	5,680,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR AGM) (Citibank N.A.)
6,225,000	0.150	05/01/16	6,225,000
California Statewide Communities Development Authority CP Series 2009-D
28,000,000	0.310	05/11/12	28,000,000
California Statewide Communities Development Authority CP Series 2011-04E
5,000,000	0.380	02/09/12	5,000,000
15,000,000	0.300	04/02/12	15,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
California Statewide Communities Development Authority CP Series 2011-9B-1
$20,000,000	0.370%	03/01/12	$20,000,000
California Statewide Communities Development Authority VRDN COPS Series 1999-176 (AGM) (Morgan Stanley Bank)
9,600,000	0.160	08/15/27	9,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 B (BHAC-CR) (Citibank N.A.)(a)
10,035,000	0.150	09/01/34	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A.)
9,800,000	0.150	04/01/26	9,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2002 B (GTY AGMT-Kaiser)
11,800,000	0.090	11/01/30	11,800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 M
6,500,000	0.090	04/01/38	6,500,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E
12,250,000	0.480	04/01/44	12,250,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2009 E2
10,500,000	0.480	04/01/44	10,500,000
California Statewide Communities Development Authority VRDN RB for Sutter Health Floaters Series 2009-3102 (Morgan Stanley Bank)(a)
1,558,332	0.170	11/15/48	1,558,332
City of Oakland TRANS Series 2011
5,000,000	2.000	03/30/12	5,027,677
7,000,000	2.000	06/29/12	7,065,079
County of Los Angeles, California TRANS Series 2011 B
27,500,000	2.500	03/30/12	27,694,495
Desert Community College District GO VRDN Floaters Series 2009-3016 (AGM) (Morgan Stanley Bank)(a)
2,000,000	0.180	08/01/32	2,000,000
Eastern Municipal Water & Sewer District VRDN COPS Series 2008 D (U.S. Bank N.A. SPA)
13,000,000	0.090	07/01/23	13,000,000
Irvine Ranch California Water District GO VRDN Series 1995 (Sumitomo Mitsui Banking Corp. LOC)
3,400,000	0.110	01/01/21	3,400,000
Los Angeles Community College District GO VRDN Series 2011-O-4 (Royal Bank of Canada)(a)
2,500,000	0.110	08/01/33	2,500,000
Los Angeles Community Redevelopment Agency MF Hsg. VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)
12,255,000	0.100	12/15/24	12,255,000
Los Angeles County Schools COPS Series 2011 F-1 (GO of Participants)
10,000,000	2.000	02/01/12	10,019,266
Los Angeles County Schools COPS Series 2011 F-3 (GO of Participants)
25,000,000	2.000	02/01/12	25,041,855
Los Angeles Department of Airports VRDN RB ROCS RR-II R-11881 Series 2010 (Citibank N.A.)(a)
5,000,000	0.140	05/15/18	5,000,000
Los Angeles Department of Water & Power VRDN RB P-Floats-MT-782 Series 2011 (AGM) (Bank of America N.A.)(a)
11,455,000	0.200	07/01/30	11,455,000
Los Angeles Department of Water & Power VRDN RB Putters Series 2009-3422 (JPMorgan Chase Bank)(a)
5,995,000	0.140	07/01/16	5,995,000
Los Angeles Department of Water & Power VRDN RB ROCS RR-II R-11555 Series 2008 (BHAC-CR AMBAC) (Citibank N.A.)
8,085,000	0.140	07/01/15	8,085,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-1 (Royal Bank of Canada SPA)
4,000,000	0.100	07/01/34	4,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
Los Angeles Department of Water & Power VRDN RB Series 2002 Subseries A-8 (JPMorgan Chase Bank SPA)
$12,170,000	0.100%	07/01/35	$12,170,000
Los Angeles Department of Water & Power VRDN RB Series 2011-753 (Bank of America N.A.)
3,400,000	0.200	07/01/27	3,400,000
Los Angeles Unified School District GO TRANS Series 2011 A
88,275,000	2.000	08/01/12	89,308,837
Los Angeles Unified School District GO VRDN Putters Series 2009-3494Z (JPMorgan Chase Bank)(a)
3,420,000	0.140	01/01/29	3,420,000
Metropolitan Water District of Southern California Series 2011-774 (Bank of America N.A.)(a)
1,000,000	0.240	07/01/32	1,000,000
Newport Beach VRDN RB for Hoag Memorial Hospital ROCS RR-II R-11753 Series 2009 (Citibank N.A.)(a)
8,550,000	0.140	06/01/13	8,550,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank)(a)
3,950,000	0.140	08/01/15	3,950,000
Orange County Water District VRDN COPS Floaters Series 2010-3192X (Morgan Stanley Bank)(a)
5,240,000	0.180	08/15/39	5,240,000
Orange County Water District VRDN COPS ROCS RR-II R-11782-1 Series 2009 (Citibank N.A.)(a)
9,000,000	0.140	02/15/35	9,000,000
San Bernardino County Flood Control District VRDN RB Refunding Series 2008 (Bank of America N.A.)
3,500,000	0.110	08/01/37	3,500,000
San Diego Community College District GO VRDN Austin Trust Certificates Series 2008-3020X (AGM) (Bank of America N.A.)
6,000,000	0.240	08/01/32	6,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank)(a)
5,470,000	0.140	02/01/17	5,470,000
San Diego County Regional Transportation Commission VRDN RB Series 2008 C (Mizuho Corp. Bank)
18,600,000	0.120	04/01/38	18,600,000
San Diego County Water Authority CP Series 1995-1 (Bayerische Landesbank)
30,000,000	0.200	12/02/11	30,000,000
San Diego County Water Authority CP Series 2011-95-1
8,600,000	0.270	12/06/11	8,600,000
San Diego County Water Authority VRDN COPS Putters Series 2008-2873 (AGM) (JPMorgan Chase Bank)
4,465,000	0.140	05/01/13	4,465,000
San Diego Unified School District GO VRDN Floater Series 2011-97C (AGM) (Wells Fargo Bank N.A.)(a)
8,800,000	0.150	07/01/28	8,800,000
San Francisco City & County GO VRDN for Earthquake Safety Floaters Series 2011-48C (Wells Fargo Bank N.A.)(a)
10,115,000	0.150	06/15/35	10,115,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2007-2190 (AGM) (Wells Fargo Bank N.A.)
5,000,000	0.160	11/01/31	5,000,000
San Francisco City & County Public Utilities Commission Water VRDN RB Floaters Series 2010-3153X (Morgan Stanley Bank)(a)
6,250,000	0.180	11/01/39	6,250,000
San Francisco Transportation Authority CP Series 2011 A
7,040,000	0.240	12/01/11	7,040,000
13,500,000	0.300	12/01/11	13,500,000
San Francisco Transportation Authority CP Series 2011 B
4,500,000	0.240	12/01/11	4,500,000
San Mateo County Community College District GO VRDN Floaters Series 2010-3166X (Morgan Stanley Bank)(a)
9,068,182	0.170	09/01/38	9,068,182
University of California VRDN RB Floaters Series 2009-3066X (Morgan Stanley Bank)(a)
19,659,725	0.170	05/15/34	19,659,725

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
California — (continued)
University of California VRDN RB Putters Series 2008-2649Z (JPMorgan Chase Bank)
$3,800,000	0.140%	05/15/14	$3,800,000
University of California VRDN RB Putters Series 2011-766 (AGM) (Bank of America N.A.)(a)
11,000,000	0.200	05/15/31	11,000,000
University of California VRDN RB ROCS RR-II R-11661 Series 2008 (AGM) (Citibank N.A.)
13,900,000	0.140	05/15/32	13,900,000
Victor Valley Community College GO VRDN Floaters Certificates Series 2009-34C (Wells Fargo Bank N.A.)(a)
11,185,000	0.150	08/01/44	11,185,000
West Basin Municipal Water District VRDN RB Series 2011-1035 (Deutsche Bank A.G.)(a)
5,000,000	0.170	08/01/36	5,000,000

			901,053,370

Colorado — 0.7%
Colorado Health Facilities Authority VRDN RB for Adventist Health System-Sunbelt, Inc. Series 2004 B (Royal Bank of Canada LOC)
12,245,000	0.100	11/15/34	12,245,000
Colorado Health Facilities Authority VRDN RB for Catholic Health ROCS RR-II R-11622 Series 2008 (AGM) (Citibank N.A.)(a)
9,300,000	0.140	10/01/34	9,300,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Series 2009-3127X (Morgan Stanley Bank)(a)(b)
9,415,000	0.180	07/01/34	9,415,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity of Leavenworth Health System Putters Series 2010-3702 (JPMorgan Chase Bank)(a)
8,695,000	0.140	01/01/18	8,695,000
Denver City & County GO VRDN Austin Trust Certificates for Justice System Series 2008-1050 (Bank of America N.A.)
7,500,000	0.240	08/01/25	7,500,000

			47,155,000

Connecticut — 2.0%
Connecticut State GO Series 2011 D
27,500,000	1.500	11/01/12	27,820,899
Connecticut State GO Series 2011 E
35,545,000	1.500	11/01/12	35,959,777
Connecticut State GO VRDN Floaters Certificates Series 2011-89C (Wells Fargo Bank N.A.)(a)
20,000,000	0.150	03/01/23	20,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates for Yale University Series 2008-1086 (Bank of America N.A.)
2,000,000	0.240	07/01/37	2,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A.)
15,000,000	0.140	07/01/35	15,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank)
5,980,000	0.110	07/01/15	5,980,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank)(a)
11,995,000	0.140	07/01/15	11,995,000
Connecticut State Lehman Municipal Trust Receipts VRDN RB for Yale University Floaters Series 2008 K34W-Reg D (Citibank N.A.)
10,335,000	0.140	08/21/35	10,335,000
University of Connecticut VRDN RB ROCS RR-II R-11921 Series 2011 (GO of University) (Citibank N.A.)(a)
3,495,000	0.140	02/15/18	3,495,000

			132,585,676

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Delaware — 0.2%
Delaware State Health Facilities Authority VRDN RB for Christina Care Health Services, Inc. Series 2008 B
$16,475,000	0.100%	10/01/38	$16,475,000

District of Columbia — 0.9%
District of Columbia GO VRDN Refunding Series 2008 C1 RMKT (TD Bank N.A. LOC)
10,100,000	0.130	06/01/27	10,100,000
District of Columbia Income Tax Secured VRDN RB Floaters Series 2009-3057X (Morgan Stanley Bank)(a)
7,990,000	0.180	12/01/30	7,990,000
District of Columbia Income Tax VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank)(a)
4,500,000	0.140	06/01/17	4,500,000
District of Columbia VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank)(a)
7,080,000	0.140	06/01/17	7,080,000
District of Columbia Water & Sewer Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank)(a)
8,330,000	0.140	04/01/33	8,330,000
Metropolitan Airports Authority CP Series 2011-2A-1
10,500,000	0.550	01/17/12	10,500,000
Metropolitan Airports Authority CP Series 2011-2A-1 (Landesbank Baden-Wurttemberg)
10,500,000	0.500	12/12/11	10,500,000

			59,000,000

Florida — 7.4%
City of Jacksonville CP Series 2004 A ( Landesbank Baden-Wuerttemberg)
23,000,000	0.280	12/01/11	23,000,000
City of Lakeland Energy System VRDN RB Series 2009
1,500,000	0.890	10/01/12	1,504,085
Collier County Health Facilities Authority CP Series 2011-03C1
41,905,000	0.290	04/05/12	41,905,000
Florida State Board of Education GO Series 2002 C
2,205,000	5.250	06/01/18	2,276,849
Florida State Board of Education GO VRDN Floaters Series 2011-8C (Wells Fargo Bank N.A.)(a)
8,800,000	0.160	06/01/40	8,800,000
Florida State Board of Education GO VRDN Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank)
7,425,000	0.140	12/01/13	7,425,000
Florida State Board of Education GO VRDN Putters Series 2010-3834Z (JPMorgan Chase Bank)(a)
9,000,000	0.140	12/01/15	9,000,000
Florida State Board of Education GO VRDN ROCS RR-II R-11884X Series 2010 (Citibank N.A.)(a)
4,800,000	0.140	06/01/18	4,800,000
Florida State Board of Public Education Capital Outlay GO VRDN P-Floats-MT-728 Series 2011 (Bank of America N.A.)(a)
5,000,000	0.200	06/01/28	5,000,000
Florida State GO for Department of Transportation- Right of Way Series 2002
5,190,000	5.250	07/01/19	5,378,682
Florida State Turnpike Authority VRDN RB Putters Series 2008-2514 (JPMorgan Chase Bank)
18,070,000	0.140	07/01/15	18,070,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2539 (JPMorgan Chase Bank)
21,330,000	0.140	07/01/15	21,330,000
Florida State Turnpike Authority VRDN RB Putters Series 2008-2996 (JPMorgan Chase Bank)
4,100,000	0.140	01/01/13	4,100,000
Highlands County Health Facilities Authority VRDN RB for Adventist Health System ROCS-RR-II R-11830 Series 2010 (Citibank N.A.)(a)
5,875,000	0.160	05/15/31	5,875,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Florida — (continued)
Highlands County Health Facilities Authority VRDN RB for Hospital Adventist Health System Series 2005 I
$17,500,000	0.100%	11/15/27	$17,500,000
Highlands County Health Facilities Authority VRDN RB P-Floats-PT-4703 Series 2011 (Bank of America N.A.)(a)
2,150,000	0.240	11/15/36	2,150,000
Jacksonville Electric Authority CP Series 2000-B
26,900,000	0.250	12/01/11	26,900,000
Jacksonville Electric Authority CP Series 2001-F
112,000,000	0.250	12/01/11	112,000,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 3-A (Royal Bank of Canada SPA)
11,580,000	0.100	10/01/36	11,580,000
Jacksonville Electric Authority Water & Sewer Systems VRDN RB Series 2008 A-2 (Sumitomo Mitsui Banking Corp. LOC)
18,900,000	0.100	10/01/42	18,900,000
Jacksonville Transportation VRDN RB Series 2008 B (Wells Fargo Bank N.A. LOC)
18,000,000	0.150	10/01/27	18,000,000
Orange County School District VRDN COPS Putters Series 2010-3785Z (NATL-RE) (FGIC) (JPMorgan Chase Bank)(a)
5,000,000	0.160	02/01/15	5,000,000
Palm Beach County Solid Waste Authority VRDN RB Series 2010
75,000,000	1.000	10/01/31	75,049,737
Pinellas County Health Facilities Authority VRDN RB for Health System-Baycare Health Series 2009-A1 (U.S. Bank N.A. LOC)
18,900,000	0.090	11/01/38	18,900,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2007-2318 (JPMorgan Chase Bank)
20,595,000	0.140	08/15/35	20,595,000
South Miami Health Facilities Authority VRDN RB for Baptist Health Putters Series 2008-2473 (JPMorgan Chase Bank)
3,115,000	0.140	08/15/15	3,115,000
Volusia County Health Facilities Authority VRDN RB for Adventist Health System Series 1994 A (TD Bank N.A. LOC)
10,140,000	0.090	11/15/23	10,140,000

			498,294,353

Georgia — 2.1%
Georgia State GO Series 2011 H
7,005,000	0.750	11/01/12	7,038,293
Georgia State GO VRDN Series 2011-103W (Barclays Bank PLC)(a)(b)
9,435,000	0.000	07/01/19	9,435,000
Georgia State GO VRDN Series 2011-134C (Wells Fargo Bank N.A.)(a)
11,570,000	0.160	11/01/31	11,570,000
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A.)
3,375,000	0.240	02/01/36	3,375,000
Gwinnett County School District GO VRDN Putters Series 2008-2868 (JPMorgan Chase Bank)
8,870,000	0.140	02/01/16	8,870,000
Metropolitan Atlanta Rapid Transit Authority VRDN RB Austin Trust Certificates Refunding for Third Indenture Series 2008-3046X (AGM) (Bank of America N.A.)
6,665,000	0.240	07/01/37	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 B RMKT (GO of Participants) (Barclays Bank PLC LOC)
12,000,000	0.130	06/01/20	12,000,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 C RMKT (GO of Participants) (Bayerische Landesbank LOC)
46,550,000	0.350	03/01/20	46,550,000
Private Colleges & Universities Authority VRDN RB for Emory University Floater Certificates Series 2011-32C (Wells Fargo Bank N.A.)(a)
5,800,000	0.160	09/01/39	5,800,000
Private Colleges & Universities Authority VRDN RB for Emory University Floaters Series 2011-95C (Wells Fargo Bank N.A.)(a)
4,865,000	0.160	09/01/41	4,865,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Georgia — (continued)
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank)(a)
$4,795,000	0.140%	03/01/17	$4,795,000
Private Colleges & Universities Authority VRDN RB for Emory University Series 2005 C-4-RMKT
19,100,000	0.100	09/01/36	19,100,000

			140,063,293

Hawaii — 0.2%
Hawaii State GO Series 2009 DV
11,840,000	5.000	11/01/12	12,355,209
Hawaii State GO VRDN ROCS RR-II R-11911 Series 2011 (Citigroup N.A.)(a)
3,890,000	0.140	11/01/16	3,890,000

			16,245,209

Illinois — 2.1%
Chicago Board of Education GO VRDN for Dedicated Revenues Series 2009 A-2 (Northern Trust Co. LOC)
5,900,000	0.120	03/01/26	5,900,000
Chicago Board of Education GO VRDN Putters Series 2008-2997 (AGM) (JPMorgan Chase Bank)
3,115,000	0.160	06/01/16	3,115,000
Chicago Metropolitan Water Reclamation District Greater Chicago GO VRDN P-Floats-MT-709 Series 2011 (Bank of America N.A.)(a)
11,125,000	0.200	12/01/17	11,125,000
Chicago Metropolitan Water Reclamation District Greater Chicago GO VRDN P-Floats-MT-727 Series 2011 (Bank of America N.A.)(a)
15,000,000	0.200	12/01/28	15,000,000
Cook County GO VRDN P-Floats-MT-785 Series 2011 (AMBAC) (Bank of America N.A.)(a)
21,915,000	0.200	11/15/25	21,915,000
Cook County, Illinois GO VRDN Series 2002 B (Landesbank Hessen-Thueringen SPA)
32,200,000	0.430	11/01/31	32,200,000
Illinois Finance Authority VRDN RB Floater Certificates Series 2011-61C (Wells Fargo Bank N.A.)(a)
4,785,000	0.160	08/15/41	4,785,000
Illinois Finance Authority VRDN RB for Methodist Medical Center Series 2011 B (PNC Bank N.A. LOC)
10,220,000	0.130	11/15/41	10,220,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2011-16B (Barclays Bank PLC)(a)
3,950,000	0.150	08/15/39	3,950,000
Illinois State Toll Highway Authority VRDN RB Putters Series 2009-3336 (JPMorgan Chase Bank)(a)
5,330,000	0.140	01/01/16	5,330,000
University of Illinois Auxiliary Facilities VRDN RB P-Floats-MT-767 Series 2011 (NATL-RE) (Bank of America N.A.)(a)
11,265,000	0.200	07/01/29	11,265,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A.)
7,495,000	0.170	10/01/15	7,495,000
University of Illinois VRDN RB for Auxiliary Facilities System Putters Series 2009-3348 (JPMorgan Chase Bank)(a)
8,995,000	0.140	10/01/16	8,995,000

			141,295,000

Indiana — 2.8%
Indiana Finance Authority VRDN RB for Ascension Health Series 2008 E8
24,125,000	0.090	11/15/33	24,125,000
Indiana Health & Educational Facilities Financing Authority VRDN RB for Ascension Health ROCS-RR-II R-11160 Series 2007 (Citibank N.A.)
13,785,000	0.140	11/15/14	13,785,000
Indiana Health Facilities Financing Authority VRDN RB for Ascension Health Services Series 2003 E-6 RMKT
13,000,000	0.100	11/15/39	13,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Indiana — (continued)
Indiana State Finance Authority Health System VRDN RB for Sisters of St. Francis Health Floaters Series 2009-4659 (Bank of America N.A.)(a)
$5,000,000	0.200%	11/01/33	$5,000,000
Indiana State Finance Authority Hospital VRDN RB Floaters Series 2011 E23 (Royal Bank of Canada)(a)
11,000,000	0.140	03/01/36	11,000,000
Indiana State Finance Authority Hospital VRDN RB for Indiana University Health Series 2011 G (Bank of New York Mellon LOC)
10,000,000	0.100	03/01/21	10,000,000
Indiana State Finance Authority Hospital VRDN RB for Parkview Health System Series 2009 55C (Wells Fargo Bank N.A.)(a)
4,855,000	0.160	05/01/31	4,855,000
Indiana State Finance Authority VRDN RB Floaters Series 2007-1885 (Wells Fargo Bank N.A.)
12,980,000	0.160	02/01/27	12,980,000
Indiana State Finance Authority VRDN RB for Lease Appropriation Series 2008 A-2 RMKT
8,100,000	0.100	02/01/39	8,100,000
Indiana State Finance Authority VRDN RB for Trinity Health Putters Series 2009-3611 (JPMorgan Chase Bank)(a)
40,980,000	0.140	12/01/32	40,980,000
Indiana State Health Facility Financing Authority VRDN RB for Ascension Health Series 2005 A-2 RMKT
24,615,000	0.100	11/01/27	24,615,000
University of Indiana VRDN RB Floaters Certificates Series 2009-45C (Wells Fargo Bank N.A.)(a)
22,600,000	0.160	06/01/38	22,600,000

			191,040,000

Kansas — 0.3%
Kansas Development Finance Authority Department Admin-Comprehensive VRDN RB P-Floats-MT-768 Series 2011 (NATL-RE FGIC) (Bank of America N.A.)(a)
15,885,000	0.200	11/01/25	15,885,000
Kansas State DOT Highway VRDN RB Putters Series 2008-2969 (JPMorgan Chase Bank)
3,840,000	0.140	09/01/12	3,840,000

			19,725,000

Louisiana — 2.1%
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 A-1 (Nucor Corp.)
104,000,000	0.130	11/01/40	104,000,000
St. James Parish VRDN RB for Nucor Steel LLC Project Series 2010 B-1 (Nucor Corp.)
38,000,000	0.130	11/01/40	38,000,000

			142,000,000

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank)(a)
6,955,000	0.140	01/01/17	6,955,000

Maryland — 0.4%
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
15,200,000	0.120	03/01/30	15,200,000
Maryland State GO VRDN Austin Trust Certificates for State & Local Facilities Loan Series 2008-1194 (Bank of America N.A.)
5,375,000	0.200	07/15/22	5,375,000
Washington Suburban Sanitation District GO VRDN Floater Certificates Series 2011-129C (Wells Fargo Bank N.A.)(a)
9,155,000	0.150	06/01/31	9,155,000

			29,730,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — 3.7%
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A.)
$5,000,000	0.240%	07/01/28	$5,000,000
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Putters Series 2006-1387 (JPMorgan Chase Bank)
13,315,000	0.140	01/01/27	13,315,000
Massachusetts GO VRDN Series 2010 A
43,585,000	0.380	02/01/12	43,593,827
Massachusetts State Development Finance Agency VRDN RB for Harvard University Floaters Series 2010-4691 (Bank of America N.A.)(a)
6,250,000	0.200	01/17/19	6,250,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Floaters Series 2010-56C (Wells Fargo Bank N.A.)(a)
9,450,000	0.160	10/15/40	9,450,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank LOC)(a)
4,000,000	0.140	02/01/34	4,000,000
Massachusetts State Development Finance Agency VRDN RB for Harvard University Putters Series 2011-3873 (JPMorgan Chase Bank)(a)
3,000,000	0.140	10/15/18	3,000,000
Massachusetts State Development Finance Agency VRDN RB for Holy Cross Floaters Series 2006-1336 (AMBAC) (Morgan Stanley Bank)(a)
5,050,000	0.180	09/01/32	5,050,000
Massachusetts State GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A.)(a)
9,500,000	0.240	08/01/38	9,500,000
Massachusetts State GO VRDN Putters Series 2011-3896 (JPMorgan Chase Bank)(a)
3,745,000	0.140	04/01/19	3,745,000
Massachusetts State GO VRDN Series 2011-101W (AGM)(a)(b)
5,965,000	0.000	03/01/18	5,965,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates for Harvard University 2008-3320 (Bank of America N.A. SPA)
1,000,000	0.200	10/01/38	1,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Austin Trust Certificates for Partners Healthcare System Series 2008-1056 (Bank of America N.A.)
3,310,000	0.240	07/01/32	3,310,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank)
3,040,000	0.140	10/01/15	3,040,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11514 Series 2008 (Citibank N.A.)
5,390,000	0.140	10/01/15	5,390,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Harvard University ROCS-RR-II R-11913 Series 2011 (GO of Institution) (Citibank N.A.)(a)
2,995,000	0.140	12/15/17	2,995,000
Massachusetts State Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology ROCS-RR-II-11824 Series 2010 (GO of University) (Citibank N.A.)(a)
2,665,000	0.140	01/01/16	2,665,000
Massachusetts State Housing Finance Agency VRDN RB Series 2003 F RMKT
1,000,000	0.340	12/01/37	1,000,000
Massachusetts State School Building Authority Dedicated Sales Tax VRDN RB Floaters Series 2009-3091 (AGM-CR AMBAC) (Morgan Stanley Bank)(a)
6,665,000	0.180	08/15/37	6,665,000
Massachusetts State Water Resources Authority VRDN RB Refunding General Series 2008 C-2 RMKT (Go of Authority) (Barclays Bank PLC SPA)
10,500,000	0.110	11/01/26	10,500,000
Massachusetts State Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-2 RMKT (GO of Authority) (TD Bank N.A. SPA)
13,645,000	0.080	08/01/37	13,645,000
Massachusetts Water Resources Authority CP ( Bayerische Landesbank)
87,000,000	0.300	01/12/12	87,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Massachusetts — (continued)
Massachusetts Water Resources Authority VRDN RB P-Floats-MT-762 Series 2011 (NATL-RE GO of Authority) (Bank of America N.A.)(a)
$3,325,000	0.240%	08/01/23	$3,325,000

			249,403,827

Michigan — 0.6%
Michigan State Finance Authority VRDN RB Refunding for Trinity Health Series 2011-111C (Wells Fargo Bank N.A.)(a)
2,445,000	0.150	12/01/39	2,445,000
Michigan State Finance Authority VRDN RB Refunding for Trinity Health Series ROCS RR-II R-11988 Series 2011 (Citibank N.A.)(a)
2,750,000	0.140	12/01/33	2,750,000
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Putters Series 2010-3818 (JPMorgan Chase Bank)(a)
6,660,000	0.220	08/01/30	6,660,000
Michigan State Hospital Finance Authority VRDN RB for Trinity Health Putters Series 2008-2976 (JPMorgan Chase Bank)
4,800,000	0.140	12/01/14	4,800,000
University of Michigan RB Refunding for Hospital Series 2002
4,230,000	5.250	12/01/11	4,230,000
University of Michigan VRDN RB for Hospital Series 2005 B
495,000	0.050	12/01/25	495,000
University of Michigan VRDN RB for Medical Service Plan Series 1995 A
10,000,000	0.070	12/01/27	10,000,000
University of Michigan VRDN RB Refunding for Hospital Series 1998-A2
9,700,000	0.060	12/01/24	9,700,000

			41,080,000

Minnesota — 1.0%
Minneapolis Health Care System VRDN RB for Fairview Health Floaters Series 2010 E-19 (Royal Bank of Canada LOC)(a)(b)
10,000,000	0.210	11/15/47	10,000,000
Minneapolis VRDN RB for Univeristy Gateway Project Series 2009 (Wells Fargo Bank N.A. SPA)
10,500,000	0.120	12/01/40	10,500,000
Minnesota State GO VRDN Putters Series 2010-3844 (JPMorgan Chase Bank)(a)
3,400,000	0.140	08/01/18	3,400,000
Minnesota State GO VRDN Series 2011-110C (Wells Fargo Bank N.A.)(a)
9,415,000	0.150	10/01/30	9,415,000
Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A. SPA)
10,900,000	0.120	12/01/26	10,900,000
St. Cloud Health Care VRDN RB Refunding for Cenracare Health Series 2009 A (U.S. Bank N.A. LOC)
4,800,000	0.120	05/01/42	4,800,000
University of Minnesota CP Series 2007-C
17,500,000	0.150	01/03/12	17,500,000

			66,515,000

Mississippi — 1.9%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Series 1993
15,600,000	0.070	06/01/23	15,600,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B (GTY AGMT-Chevron Corp.)
16,400,000	0.070	12/01/30	16,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 D (GTY AGMT-Chevron Corp.)
6,700,000	0.080	12/01/30	6,700,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 B (GTY AGMT-Chevron Corp.)
21,500,000	0.070	11/01/35	21,500,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 D (GTY AGMT-Chevron Corp.)
21,700,000	0.060	11/01/35	21,700,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Mississippi — (continued)
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT-Chevron Corp.)
$10,000,000	0.080%	11/01/35	$10,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT-Chevron Corp.)
17,165,000	0.070	11/01/35	17,165,000
Mississippi State GO VRDN ROCS RR-II R-11987 Series 2011 (Citibank N.A.)(a)
3,000,000	0.140	10/01/19	3,000,000
Mississippi State GO VRDN Series 2011-117C (Wells Fargo Bank N.A.)(a)
15,470,000	0.150	10/01/36	15,470,000

			127,535,000

Missouri — 1.2%
Curators of The University of Missouri VRDN RB P-Floats-MT-750 Series 2011 (Bank of America N.A.)(a)
7,985,000	0.200	11/01/24	7,985,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2005 B (U.S. Bank N.A. SPA)
7,400,000	0.070	05/15/34	7,400,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-1 RMKT
10,000,000	0.100	11/15/39	10,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2003 C-2 RMKT
5,000,000	0.090	11/15/39	5,000,000
Missouri State Health & Educational Facilities Authority VRDN RB for Ascension Health Series 2008 C-4 RMKT
12,000,000	1.250	11/15/26	12,052,605
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-2 RMKT (Bank of America N.A. LOC)
1,925,000	0.110	06/01/33	1,925,000
Missouri State Health & Educational Facilities Authority VRDN RB for SSM Health Care System Series 2005 C-5 RMKT (U.S. Bank N.A. SPA)
12,550,000	0.090	06/01/33	12,550,000
Missouri State Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank)(a)
11,395,000	0.140	03/15/16	11,395,000
Missouri State Health & Educational Facilities Authority VRDN RB Putters Series 2011-3929 (JPMorgan Chase Bank)(a)
2,785,000	0.140	05/15/19	2,785,000
Missouri State Highways & Transit Commission State Road VRDN RB P-Floats-MT-711 Series 2011 (Bank of America N.A.)(a)
10,000,000	0.200	02/01/18	10,000,000

			81,092,605

Nebraska — 0.2%
Omaha Public Power District VRDN RB Series 2006-1289 (FGIC) (Morgan Stanley Bank)
3,570,000	0.210	02/01/36	3,570,000
Omaha Public Power District VRDN RB Series 2008-2795 (Wells Fargo Bank N.A.)
10,050,000	0.190	02/01/46	10,050,000

			13,620,000

Nevada — 1.0%
City of Las Vegas GO VRDN Series 2011-3265 (Morgan Stanley Bank)(a)
8,330,000	0.180	04/01/39	8,330,000
Clark County GO VRDN Austin Trust Certificates Series 2008-1171 (Bank of America N.A.)
9,770,000	0.200	06/01/38	9,770,000
Clark County GO VRDN Floaters Series 2011-3263 (NATL-RE FGIC) (Morgan Stanley Municipal Funding)(a)
7,615,000	0.180	11/01/35	7,615,000
Clark County GO VRDN ROCS RR-II R-11507 Series 2008 (Citibank N.A.)
6,100,000	0.140	06/01/16	6,100,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Nevada — (continued)
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank)(a)
$6,080,000	0.140%	07/01/16	$6,080,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank)(a)
6,305,000	0.140	01/01/17	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank)(a)
7,000,000	0.140	01/01/17	7,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2010-3725 (JPMorgan Chase Bank)(a)
4,690,000	0.140	02/01/16	4,690,000
Nevada State GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank)(a)
8,450,000	0.140	06/01/16	8,450,000

			64,340,000

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3051 (Morgan Stanley Bank)(a)
8,000,000	0.170	06/01/39	8,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Series 2009-3069X (Morgan Stanley Bank)(a)
7,000,000	0.170	06/01/39	7,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A. SPA)
6,045,000	0.100	06/01/23	6,045,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 A (JPMorgan Chase Bank SPA)
4,550,000	0.130	06/01/31	4,550,000

			25,595,000

New Jersey — 0.0%
New Jersey State Educational Facilities VRDN RB Putters Series 2011-3922 (JPMorgan Chase Bank)(a)
2,165,000	0.140	07/01/19	2,165,000

New York — 15.7%
Erie County IDA School Facility VRDN RB for City School District Buffalo Project Series 2008-3053X (AGM) (Bank of America N.A.)
2,130,000	0.340	05/01/28	2,130,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 1A RMKT (Bayerische Landesbank and Landesbank Baden-Wurttemberg LOC)
45,100,000	0.350	05/01/33	45,100,000
Long Island Power Authority Electric System VRDN RB Series 1998 Subseries 2A (Westdeutsche Landesbank LOC)
48,100,000	0.270	05/01/33	48,100,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Eagle Series 2006-0133 Class A (BHAC AGM-CR MBIA) (Citibank N.A.)
11,100,000	0.140	11/15/36	11,100,000
Monroe County IDA VRDN RB Floater Series 2011-98C (Wells Fargo Bank N.A.)(a)
2,760,000	0.160	07/01/41	2,760,000
New York City GO Prerefunded Series 2001 B
6,500,000	5.500	12/01/11	6,500,000
New York City GO VRDN Floaters Series 2009-3000 (Morgan Stanley Bank)(a)
15,000,000	0.170	03/01/21	15,000,000
New York City GO VRDN Putters Series 2008-2948 (JPMorgan Chase Bank)(a)
12,565,000	0.140	04/15/12	12,565,000
New York City GO VRDN Putters Series 2008-2950 (JPMorgan Chase Bank)(a)
6,115,000	0.140	06/01/14	6,115,000
New York City GO VRDN Putters Series 2008-2951 (JPMorgan Chase Bank)
4,465,000	0.140	10/01/13	4,465,000
New York City GO VRDN Putters Series 2008-3181 (JPMorgan Chase Bank)(a)
6,660,000	0.140	08/15/20	6,660,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City GO VRDN Putters Series 2008-3282 (JPMorgan Chase Bank)(a)
$3,350,000	0.140%	11/15/26	$3,350,000
New York City GO VRDN Putters Series 2009-3457 (JPMorgan Chase Bank)(a)
8,495,000	0.140	05/15/17	8,495,000
New York City GO VRDN ROCS RR-II R-11747 Series 2009 (Citibank N.A.)(a)
23,225,000	0.140	05/15/17	23,225,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank LOC)
26,300,000	0.170	08/01/22	26,300,000
New York City GO VRDN Series 1996 Subseries J-2 RMKT (Westdeutsche Landesbank LOC)
46,400,000	0.350	02/15/16	46,400,000
New York City GO VRDN Series 2003 Subseries G-3 (Westdeutsche Landesbank LOC)
7,865,000	0.220	08/01/14	7,865,000
New York City GO VRDN Series 2004 Subseries H-7 (KBC Bank N.V. LOC)
2,700,000	0.350	03/01/34	2,700,000
New York City GO VRDN Series 2005 Subseries F-4A RMKT (Sumitomo Mitsui Banking Corp. LOC)
8,800,000	0.110	09/01/35	8,800,000
New York City GO VRDN Series 2011 O-3 (Royal Bank of Canada)(a)
3,000,000	0.090	10/01/26	3,000,000
New York City Housing Development Corp. MF Hsg VRDN RB for 90 Washington Street Series 2005 A (FNMA)
30,000,000	0.100	02/15/35	30,000,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 2 Gold Street Series 2006 A (FNMA)
64,200,000	0.120	04/15/36	64,200,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 201 Pearl Street Development Series 2006 A (FNMA)
17,100,000	0.120	10/15/41	17,100,000
New York City Housing Development Corp. MF Hsg. VRDN RB for 90 West Street Series 2006 A (FNMA)
26,400,000	0.120	03/15/36	26,400,000
New York City Municipal Water Finance Authority & Sewer System VRDN RB Series 2011-0-2 (Royal Bank of Canada)(a)
5,000,000	0.090	06/15/31	5,000,000
New York City Municipal Water Finance Authority VRDN RB Putters Series 2009-3384 (JPMorgan Chase Bank)(a)
3,750,000	0.140	12/15/16	3,750,000
New York City Municipal Water Finance Authority VRDN RB Series 2011-776 (AGM) (Bank of America N.A.)(a)
3,895,000	0.200	06/15/28	3,895,000
New York City Municipal Water Finance Authority Water & Sewer Municipal Trust Receipts VRDN RB Floaters Trust Series 2010 29W (Barclays Bank PLC)(a)
10,000,000	0.120	06/15/39	10,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Austin Trust Certificates Series 2008-3306 (Bank of America N.A.)
5,000,000	0.240	06/15/31	5,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Eagle Series 2006-0074 Class A (Citibank N.A.)
7,045,000	0.140	06/15/36	7,045,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3000 (JPMorgan Chase Bank)
5,440,000	0.140	12/15/13	5,440,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Putters Series 2008-3038Z (JPMorgan Chase Bank)
7,845,000	0.140	06/15/16	7,845,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Second General Resolution Floaters Series 2011-13C (Wells Fargo Bank N.A.)(a)
4,845,000	0.160	06/15/43	4,845,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Austin Trust Certificates Series 2007-1038 (Bank of America N.A.)
12,432,000	0.200	06/15/38	12,432,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for General Resolution Series 2011 Subseries FF-2 (KBC Bank SPA)
$26,000,000	0.250%	06/15/44	$26,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Putters Series 2009-3477 (JPMorgan Chase Bank)(a)
3,795,000	0.140	06/15/17	3,795,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR II-11894X Series 2010 (Citibank N.A.)(a)
4,465,000	0.140	06/15/29	4,465,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB ROCS-RR-II R-10381 Series 2009 (Citibank N.A. SPA)(a)
11,000,000	0.100	12/15/12	11,000,000
New York City Municipal Water Finance Authority Water & Sewer VRDN RB Series 2011 Subseries A-1 (Mizuho Corporate Bank SPA)
7,640,000	0.070	06/15/44	7,640,000
New York City Municipal Water Financial Authority Water & Sewer VRDN RB Austin Trust Certificates Series 2008-1192 (Bank of America N.A.)(a)
1,938,000	0.240	06/15/30	1,938,000
New York City Transitional Finance Authority VRDN RB Eagle Series 2007-0019 Class A (Citibank N.A.)
8,865,000	0.140	11/01/30	8,865,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Certificates Series 2011-133C (Wells Fargo Bank N.A.)(a)
8,330,000	0.150	11/01/38	8,330,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Certificates Series 2011-21C (Wells Fargo Bank N.A.)(a)
2,800,000	0.160	02/01/35	2,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (Westdeutsche Landesbank AG SPA)
9,000,000	0.200	11/15/28	9,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA)
2,845,000	0.100	11/15/27	2,845,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 B (Landesbank Baden-Wurttemberg SPA)
27,575,000	0.170	02/01/31	27,575,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2002 (TD Bank N.A. SPA)
16,500,000	0.070	11/01/29	16,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2011-3857 (JP Morgan Chase Bank)(a)
2,500,000	0.140	11/01/18	2,500,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3E (Landesbank Baden-Wurttemberg SPA)
37,700,000	0.170	11/01/22	37,700,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2002-A-3B (Bank of Tokyo Mitsubishi UFJ LOC)
10,000,000	0.110	11/01/29	10,000,000
New York City Transitional Finance Authority VRDN RB Putters Series 2008-3283 (JPMorgan Chase Bank)(a)
3,495,000	0.140	05/01/15	3,495,000
New York City Transitional Finance Authority VRDN RB ROCS-RR-I R-11932 Series 2011 (State Aid Withholding) (Citibank N.A.)(a)
4,000,000	0.140	01/15/29	4,000,000
New York City Transitional Financial Authority VRDN RB Austin Trust Certificates Series 2008-1190 (Bank of America N.A.)
3,170,000	0.240	11/01/27	3,170,000
New York City Trust Cultural Resources VRDN RB Austin Trust Certificates for Museum of Modern Art Series 2008-3316 (Bank of America N.A.)(a)
7,815,000	0.240	04/01/28	7,815,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
3,700,000	0.110	10/01/36	3,700,000
New York City Trust Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
5,940,000	0.110	10/01/36	5,940,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York City Trust Cultural Resources VRDN RB Refunding for American Museum of Natural History Putters Series 2009-3502 (NATL-RE) (JPMorgan Chase Bank)(a)
$3,200,000	0.150%	01/01/37	$3,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Austin Trust Certificates for New York University Series 2008-1195 (Bank of America N.A.)
18,300,000	0.200	07/01/48	18,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Floaters Series 2011-3C (Wells Fargo Bank N.A.)(a)
9,740,000	0.160	07/01/40	9,740,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Putters Series 2009-3383 (GO of University) (JPMorgan Chase Bank)(a)
3,090,000	0.140	01/01/17	3,090,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3209 (JPMorgan Chase Bank)(a)
2,600,000	0.140	01/01/30	2,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank)(a)
7,670,000	0.140	07/01/32	7,670,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Putters Series 2008-3204 (JPMorgan Chase Bank)(a)
4,825,000	0.140	07/01/37	4,825,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Secondary Issues Floaters Series 2007-1861 (Wells Fargo Bank N.A.)
3,815,000	0.130	07/01/39	3,815,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University ROCS-RR-II R-11722 Series 2009 (GO of University) (Citibank N.A.)(a)
4,635,000	0.140	07/01/16	4,635,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Secondary Issues for Columbia University Trust Receipts Series 2006-K1 Reg. D (Citibank N.A.)
6,935,000	0.140	05/29/14	6,935,000
New York State Dormitory Authority Personal Income Tax Secondary Issues VRDN RB Eagle Series 2006-0047 Class A (Citibank N.A.)
23,400,000	0.140	03/15/35	23,400,000
New York State Dormitory Authority Personal Income Tax VRDN RB Eagle Series 2006-0164 Class A (Citibank N.A.)
11,060,000	0.140	03/15/36	11,060,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3160 (JPMorgan Chase Bank)(a)
6,660,000	0.140	03/15/15	6,660,000
New York State Dormitory Authority Personal Income Tax VRDN RB Putters Series 2008-3280 (JPMorgan Chase Bank)(a)
5,000,000	0.140	09/15/16	5,000,000
New York State Dormitory Authority Secondary Issues VRDN RB Eagle Series 2006-0138 (Citibank N.A.)
18,000,000	0.140	12/15/35	18,000,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-11535 Series 2008 (GO of University) (Citibank N.A.)
2,770,000	0.140	07/01/16	2,770,000
New York State Dormitory Authority Secondary Issues VRDN RB ROCS-RR-II R-12121 Series 2007 (Citibank N.A.)
8,920,000	0.140	04/01/15	8,920,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3171 (JPMorgan Chase Bank)(a)
7,110,000	0.140	07/01/16	7,110,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Hospital Putters Series 2008-3201 (JPMorgan Chase Bank)(a)
8,220,000	0.140	01/01/30	8,220,000
New York State Dormitory Authority VRDN RB for Mental Health Services Series 2003 Subseries D-2E (Royal Bank of Canada LOC)
3,355,000	0.110	02/15/31	3,355,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
New York — (continued)
New York State Dormitory Authority VRDN RB for New York University Floaters Certificates Series 2009-91C (Wells Fargo Bank N.A.)(a)
$11,990,000	0.260%	07/01/39	$11,990,000
New York State Dormitory Authority VRDN RB for New York University Putters Series 2009-3607 (JPMorgan Chase Bank)(a)
6,800,000	0.140	07/01/17	6,800,000
New York State Dormitory Authority VRDN RB for Personal Income Tax Series 2011-770 (Bank of America N.A.)
6,000,000	0.200	12/15/25	6,000,000
New York State Dormitory Authority VRDN RB Putters Series 2009-3518 (JPMorgan Chase Bank)(a)
3,840,000	0.140	02/15/33	3,840,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3698Z (JPMorgan Chase Bank)(a)
8,600,000	0.140	03/15/14	8,600,000
New York State Dormitory Authority VRDN RB Putters Series 2010-3792Z (JPMorgan Chase Bank)(a)
6,435,000	0.140	03/15/17	6,435,000
New York State Environmental Facilities Corp. VRDN RB for Clean Water & Drinking Putters Series 2008-2871 (JPMorgan Chase Bank)
3,640,000	0.140	06/15/37	3,640,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Putters Series 2008-2870 (JPMorgan Chase Bank)
6,245,000	0.140	12/15/15	6,245,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA)
34,300,000	0.120	05/15/34	34,300,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA)
28,200,000	0.120	11/15/36	28,200,000
New York State Liberty Development Corp VRDN RB for World Trade Center Project Series 2011-1036X (Deutsche Bank A.G.) (GTY AGMT-Deutsche Bank A.G.)(a)
12,625,000	0.170	11/15/51	12,625,000
New York State Local Government Assistance Corp. VRDN RB Austin Trust Certificates Series 2008-3506 (AGM-CR GO of Corp.) (Bank of America N.A.)
3,510,000	0.240	04/01/16	3,510,000
New York State Local Government Assistance Corp. VRDN RB P-Floats-MT-769 Series 2011 (NATL-RE-IBC GO of Corp.) (Bank of America N.A.)(a)
3,500,000	0.200	04/01/21	3,500,000
New York State Thruway Authority VRDN RB P-Floats-MT-698 Series 2011 (Bank of America N.A.)(a)(b)
8,140,000	0.200	03/15/26	8,140,000
New York State Thruway Authority VRDN RB Series 2011-100W (NATL-RE FGIC) (Barclays Bank PLC)(a)
20,745,000	0.120	04/01/17	20,745,000
New York State Urban Development Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009 6W-Reg D (Barclays Bank PLC)(a)
3,900,000	0.120	03/15/37	3,900,000
Triborough Bridge & Tunnel Authority VRDN RB Austin Trust Certificates Series 2008-1184 (GO of Authority) (Bank of America N.A.)
5,000,000	0.240	11/15/33	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Austin Trust Certificates Series 2008-1188 (GO of Authority) (Bank of America N.A.)
4,900,000	0.240	11/15/33	4,900,000
Triborough Bridge & Tunnel Authority VRDN RB Floaters Series 2009-3083 (GO of Authority) (Morgan Stanley Bank)(a)
6,975,000	0.180	11/15/37	6,975,000
Triborough Bridge & Tunnel Authority VRDN RB Putters Series 2010-3685 (GO of Authority) (JPMorgan Chase Bank)(a)
3,200,000	0.140	11/15/16	3,200,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-4 (GO of Authority) (Landesbank Baden-Wurttemberg SPA)
2,975,000	0.260	01/01/32	2,975,000
Triborough Bridge & Tunnel Authority VRDN RB ROCS RR-II R-11934 Series 2011 (GO of Authority) (Citibank N.A.)(a)
2,600,000	0.140	11/15/32	2,600,000

			1,056,080,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Carolina — 3.4%
Charlotte Water & Sewer System VRDN RB Putters Series 2009-3443 (JPMorgan Chase Bank)(a)
$5,960,000	0.140%	07/01/16	$5,960,000
Durham GO VRDN Public Improvement Series 1993 (Wells Fargo Bank N.A. SPA)
2,570,000	0.160	02/01/12	2,570,000
3,375,000	0.160	02/01/13	3,375,000
East Carolina University VRDN RB Series 2004 (Wells Fargo Bank N.A. SPA)
8,645,000	0.150	05/01/24	8,645,000
Forsyth County GO VRDN Series 2004 A (Wells Fargo Bank N.A. SPA)
9,545,000	0.150	03/01/25	9,545,000
Forsyth County GO VRDN Series 2004 B (Wells Fargo Bank N.A. SPA)
10,050,000	0.150	03/01/25	10,050,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2005-0060 Class A (Citibank N.A.)
15,600,000	0.140	10/01/41	15,600,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2006-0012 A (Citibank N.A SPA)
26,365,000	0.140	10/01/41	26,365,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0015 A (Citibank N.A.)
10,890,000	0.140	07/01/42	10,890,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Eagle Series 2007-0016 Class A (Citibank N.A.)
16,060,000	0.140	10/01/44	16,060,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Putters Series 2009-3333 (JPMorgan Chase Bank)(a)
11,000,000	0.140	10/01/16	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
19,285,000	0.130	01/01/20	19,285,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2009-3070X (Morgan Stanley Bank)(a)
5,000,000	0.180	01/01/38	5,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floaters Series 2010 31W (Barclays Bank PLC)(a)
2,000,000	0.150	06/01/42	2,000,000
North Carolina Medical Care Commission Health Care Facilities VRDN RB for Wakemed, Inc. Refunding Series 2009 C (Wells Fargo Bank N.A. LOC)
14,820,000	0.150	10/01/26	14,820,000
North Carolina Medical Care Commission Hospital VRDN RB for Moses Cone Health Systems Series 2004 A
6,500,000	0.130	10/01/35	6,500,000
Raleigh Comb Enterprise System VRDN RB Eagle Series 2007-0010 Class A (Citibank N.A.)
4,950,000	0.140	03/01/36	4,950,000
Raleigh Comb Enterprise System VRDN RB ROCS-RR-II R-645 Series 2006 (Citibank N.A.)
19,325,000	0.140	03/01/14	19,325,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (U.S. Bank N.A. LOC)
10,600,000	0.140	05/01/36	10,600,000
University of North Carolina Hospital Chapel Hill VRDN RB Refunding Series 2003 B (Wells Fargo Bank N.A. SPA)
4,635,000	0.150	02/01/29	4,635,000
University of North Carolina VRDN RB Eagle Tax-Exempt Trust Series 2005-3014 Class A (Citibank N.A.)
15,345,000	0.140	12/01/34	15,345,000
Wake County VRDN RB for Hammond Road Detention Center Putters Series 2009-3553 (JPMorgan Chase Bank)(a)
3,375,000	0.140	06/01/17	3,375,000

			225,895,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
North Dakota — 1.0%
County of Mercer CP Series 2009-1
$64,925,000	0.250%	12/01/11	$64,925,000

Ohio — 2.2%
Allen County Hospital Facilities VRDN RB for Catholic Healthcare Putters Series 2010-3692Z (JPMorgan Chase Bank)(a)
4,620,000	0.140	12/01/17	4,620,000
Columbus GO for Transnational Projects-Limited Tax Notes Series 2010-1
24,645,000	2.000	12/07/11	24,651,624
Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank)
4,360,000	0.140	09/01/15	4,360,000
Columbus Sewer VRDN RB Putters Series 2008-2456 (JPMorgan Chase Bank)
4,405,000	0.140	12/01/15	4,405,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B
16,100,000	0.120	11/01/40	16,100,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D (PNC Bank N.A. SPA)
18,120,000	0.110	11/01/33	18,120,000
Montgomery County VRDN RB For Catholic Health Series 2004 B-1 (Bank of New York Mellon SPA)
13,500,000	0.100	03/01/27	13,500,000
Ohio State GO Series 2011 B
10,310,000	2.500	09/15/12	10,492,680
Ohio State GO VRDN for Infrastructure Improvement Series 2001 B
5,100,000	0.100	08/01/21	5,100,000
Ohio State GO VRDN Refunding for Infrastructure Improvement Series 2003 B
9,600,000	0.070	08/01/17	9,600,000
Ohio State Higher Educational Facility VRDN RB for Oberlin College Project Series 2008 (U.S. Bank N.A. SPA)
4,800,000	0.100	10/01/48	4,800,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3555Z (JPMorgan Chase Bank)(a)
6,745,000	0.140	01/01/17	6,745,000
Ohio State Hospital Facility Commission VRDN RB for Cleveland Health Clinic Putters Series 2009-3558Z (JPMorgan Chase Bank)(a)
5,000,000	0.140	01/01/17	5,000,000
Ohio State University General Receipts VRDN RB Series 2008 B
15,500,000	0.070	12/01/28	15,500,000
Ohio State Water Development Authority RB Series 2004
7,425,000	5.000	12/01/12	7,778,643

			150,772,947

Oklahoma — 0.2%
Oklahoma State Turnpike Authority VRDN RB Refunding Second Series 2006 B Convertible (Royal Bank of Canada SPA)
10,000,000	0.120	01/01/28	10,000,000

Oregon — 1.3%
Oregon Health Sciences University VRDN RB Series 2009 B-2 (U.S. Bank N.A. LOC)
4,580,000	0.120	07/01/27	4,580,000
Oregon State GO VRDN for Veterans Welfare Series 2004-83-RMKT (The Bank of Tokyo-Mitsubishi UFJ SPA)
5,000,000	0.100	12/01/39	5,000,000
Oregon State GO VRDN for Veterans Welfare Series 2006-86-RMKT (U.S. Bank N.A. SPA)
19,500,000	0.090	06/01/40	19,500,000
Oregon State GO VRDN for Veterans Welfare Series 2008-90B-RMKT (The Bank of Tokyo-Mitsubishi UFJ SPA)
8,300,000	0.100	12/01/45	8,300,000
Oregon State GO VRDN Welfare Series 1985 73-H (Bayerische Landesbank SPA)
41,900,000	0.350	12/01/19	41,900,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Oregon — (continued)
Umatilla County Hospital Facility Authority VRDN RB for Catholic Health Series 1997 B (Bayerische Landesbank N.A. SPA)
$4,800,000	0.350%	12/01/24	$4,800,000

			84,080,000

Pennsylvania — 1.3%
Allegheny County Hospital Development Authority University Pittsburg Medical Center VRDN RB Series 2011 E-29 (Royal Bank of Canada LOC) (Royal Bank of Canada)(a)(b)
7,000,000	0.000	04/25/14	7,000,000
Downingtown Area School District Municipal Products, Inc. Trust GO VRDN Floaters Certificates Series 2010 E-13 (Royal Bank of Canada)(a)
7,255,000	0.140	05/01/30	7,255,000
Lehigh County General Purpose Hospital VRDN RB for Valley Health Network Series 2008 C (Bank of America N.A. LOC)
9,500,000	0.140	07/01/29	9,500,000
Pennsylvania Economic Development Financing Authority VRDN RB for Jefferson Health System Series 2005 A (Bank of America N.A. SPA)
22,580,000	0.200	05/15/38	22,580,000
Pennsylvania State GO VRDN ROCS-RR-II R-11505 Series 2008 (Citibank N.A.)
3,400,000	0.140	08/01/15	3,400,000
Pennsylvania State Turnpike Commission VRDN RB Floaters Series 2011 E-22 (Royal Bank of Canada)(a)
18,500,000	0.140	12/01/38	18,500,000
Pennsylvania State Turnpike Commission VRDN RB Series 2009 C
10,810,000	0.660	12/01/11	10,810,000
Pennsylvania State University VRDN RB ROCS-RR-II R-11917 Series 2011 (Citibank N.A.)(a)
3,835,000	0.140	03/01/18	3,835,000
University of Pittsburgh VRDN RB Floaters Series 2009-38C (Wells Fargo Bank N.A.)(a)
4,000,000	0.160	09/15/35	4,000,000

			86,880,000

Puerto Rico — 1.7%
Puerto Rico Sales Tax Financing Corp. Municipal Trust Receipts VRDN RB Floaters Trust Series 2009-10B Reg D (Barclays Bank PLC)(a)
7,950,000	0.240	08/01/57	7,950,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3036 (Morgan Stanley Bank)
56,149,855	0.190	08/01/57	56,149,855
Puerto Rico Sales Tax Financing Corp. VRDN RB Floaters Series 2009-3101 (Morgan Stanley Bank)(a)
11,250,000	0.190	08/01/57	11,250,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11890 Series 2010 (Citibank N.A.)(a)
4,600,000	0.140	02/01/48	4,600,000
Puerto Rico Sales Tax Financing Corp. VRDN RB ROCS-RR-II R-11892 Series 2010 (Citibank N.A.)(a)
17,735,000	0.140	02/01/48	17,735,000
Puerto Rico Sales Tax Financing Corp. VRDN RB Series 2010-65W (Barclays Bank PLC)(a)(b)
12,755,000	0.240	08/01/57	12,755,000

			110,439,855

Rhode Island — 0.2%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities VRDN RB for Brown University Putters Series 2009-3517 (JPMorgan Chase Bank)(a)
16,505,000	0.140	09/01/15	16,505,000

South Carolina — 0.5%
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-42W (Barclays Bank PLC)(a)
3,000,000	0.150	02/01/40	3,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Columbia Waterworks & Sewer System Municipal Trust Receipts VRDN RB Floaters Trust Series 2010-43W (Barclays Bank PLC)(a)
$3,750,000	0.150%	02/01/40	$3,750,000
Columbia Waterworks & Sewer System VRDN RB Series 2009 (U.S. Bank N.A. LOC)
11,000,000	0.100	02/01/38	11,000,000
South Carolina State Public Service Authority VRDN RB Floaters Series 2009-3065X (Morgan Stanley Bank)(a)
12,800,000	0.170	01/01/38	12,800,000

			30,550,000

Tennessee — 0.3%
Rutherford County Health & Educational Facilities Board Municipal Trust Receipts VRDN RB for Ascension Health Senior Credit Group Floaters Trust Series 2010-25W (Barclays Bank PLC)(a)
2,000,000	0.150	11/15/40	2,000,000
Shelby County Health Educational & Housing Facilities Board VRDN RB for St. Jude Children’s Hospital Putters Series 2008-2915Z (JPMorgan Chase Bank)
3,630,000	0.140	07/01/14	3,630,000
State of Tennessee Series 2004 C
10,570,000	5.000	09/01/12	10,948,591

			16,578,591

Texas — 13.9%
Aledo ISD GO VRDN For School Building Series 2006 (PSF-GTD) (JPMorgan Chase Bank SPA)
7,760,000	0.110	08/01/35	7,760,000
Austin ISD GO VRDN Putters Series 2009-3554 (JPMorgan Chase Bank)(a)
3,520,000	0.140	08/01/17	3,520,000
Birdville Texas ISD GO VRDN P-Floats-MT-720 Series 2011 (PSF-GTD) (Bank of America N.A.)(a)
7,895,000	0.200	02/15/32	7,895,000
City of Austin, Texas Hotel Occupancy Tax Revenue VRDN RB Refunding Series 2008 A RMKT (JPMorgan Chase Bank LOC)
19,200,000	0.130	11/15/29	19,200,000
City of Houston CP Series 2011 H1
18,000,000	0.220	12/01/11	18,000,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2006-1308 (PSF-GTD) (JPMorgan Chase Bank)
6,495,000	0.140	02/15/14	6,495,000
Cypress-Fairbanks ISD GO VRDN Putters Series 2008-3084Z (PSF-GTD) (JPMorgan Chase Bank)
4,995,000	0.140	02/15/15	4,995,000
Dallas Area Rapid Transit Sales Tax VRDN RB ROCS-RR-II R-12317 Series 2010 (AGM-CR AMBAC) (Citibank N.A.)(a)
4,000,000	0.140	06/01/15	4,000,000
Dallas Area Rapid Transit VRDN RB Putters Series 2010-3687Z (AMBAC) (JPMorgan Chase Bank)(a)
5,360,000	0.160	06/01/15	5,360,000
Dallas Waterworks & Sewer System VRDN RB ROCS RR II R-12279 Series 2009 (AGM) (Citibank N.A.)(a)
7,805,000	0.140	06/01/14	7,805,000
Denton ISD GO VRDN Putters Series 2008-2603 (PSF-GTD) (JPMorgan Chase Bank)
3,690,000	0.140	08/15/15	3,690,000
Eagle Mountain and Saginaw ISD GO VRDN Floaters Certificates Series 2008-53C (PSF-GTD) (Wells Fargo Bank N.A.)(a)
26,770,000	0.160	08/15/48	26,770,000
Fort Bend ISD GO VRDN Floaters Series 2008 25C-1 3C7 (PSF-GTD) (Wells Fargo Bank N.A.)
9,905,000	0.160	08/15/34	9,905,000
Frisco ISD GO VRDN Floaters Series 2008-19C (PSF-GTD) (Wells Fargo Bank N.A.)
14,555,000	0.160	08/15/40	14,555,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A. LOC)
$10,145,000	0.130%	02/15/37	$10,145,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3463 (JPMorgan Chase Bank)(a)
4,995,000	0.140	04/01/21	4,995,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank)(a)
4,995,000	0.140	04/01/33	4,995,000
Harris County Flood Control District VRDN RB Putters Series 2010-4692 (Bank of America N.A.)(a)
2,750,000	0.240	10/11/18	2,750,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2
9,490,000	0.070	12/01/41	9,490,000
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank)(a)
6,845,000	0.140	02/15/17	6,845,000
Harris County VRDN RB Floaters Series 2009-3060X (Morgan Stanley Bank)(a)
6,125,000	0.180	08/15/38	6,125,000
Houston Community College GO VRDN Putters Series 2009-3356 (AMBAC) (JPMorgan Chase Bank)(a)
3,510,000	0.160	02/15/12	3,510,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Eagle Series 2007-0077 A (Citibank N.A.)
13,860,000	0.140	05/15/47	13,860,000
Houston Higher Education Finance Corp. VRDN RB for Rice University Project Floaters Series 2007-2042 (Wells Fargo Bank N.A.)
18,860,000	0.130	11/15/33	18,860,000
Houston Utilities System Municipal Products, Inc. Trust VRDN RB Floaters Series 2010 E-14 (Royal Bank of Canada LOC)(a)
25,000,000	0.140	05/15/34	25,000,000
Houston Utility System Spears/Lifers Trust VRDN RB Series 2007-268 (AGM) (Deutsche Bank A.G.)
2,575,000	0.160	11/15/26	2,575,000
Houston Utility Systems VRDN RB P-Floats-PT-4706 Series 2011 (Bank of America N.A.)(a)
4,080,000	0.200	11/15/31	4,080,000
Houston Water & Sewer System Spears/Lifers Trust VRDN RB Series 2007-374 (AGM) (Deutsche Bank A.G.)
2,890,000	0.200	12/01/28	2,890,000
Irving ISD Puttable Floating Options Tax-Exempts Receipts GO VRDN P-Floats-PT-3954 Series 2007 (PSF-GTD) (Wells Fargo Bank N.A.)
8,900,000	0.140	02/15/29	8,900,000
Judson ISD GO VRDN Floaters Series 2007-1859 (PSF-GTD) (Wells Fargo Bank N.A.)
3,950,000	0.130	02/01/35	3,950,000
Keller ISD GO VRDN for School Building Floaters Certificates Series 2011-55C (PSF-GTD) (Wells Fargo Bank N.A.)(a)
5,645,000	0.160	08/15/32	5,645,000
Lower Colorado River Authority VRDN RB Putters Series 2008-2994 (BHAC) (JPMorgan Chase Bank)
5,815,000	0.140	05/15/13	5,815,000
Lower Colorado River Authority VRDN RB Refunding for LCRA Transmission Services Corp. Series 2011-112C (Wells Fargo Bank N.A.)(a)
6,000,000	0.150	05/15/41	6,000,000
Mansfield ISD GO VRDN P-Floats-MT-754 Series 2011 (PSF-GTD) (Bank of America N.A.)(a)
4,250,000	0.200	02/15/30	4,250,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank SPA)
8,235,000	0.110	08/01/29	8,235,000
North Central Texas Health Facilities Development Corp. VRDN RB for Children’s Medical Center Putters Series 2009-3513 (JPMorgan Chase Bank)(a)
20,000,000	0.140	02/15/33	20,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
North East ISD Eclipse Funding Trust GO VRDN Series 2007-0101 (U.S. Bank N.A. LOC)(a)
$5,140,000	0.130%	08/01/37	$5,140,000
North East ISD GO VRDN Eagle Series 2007-0123 Class A (PSF-GTD) (Citibank N.A.)
8,935,000	0.140	08/01/37	8,935,000
North East ISD GO VRDN Putters Series 2007-2058 (PSF-GTD) (JPMorgan Chase Bank)
9,000,000	0.140	08/01/15	9,000,000
North Texas Municipal Water District VRDN RB Austin Trust Certificates Series 2008-1174 (Bank of America N.A.)
9,105,000	0.200	09/01/33	9,105,000
Northside ISD GO VRDN ROCS RR-II R-11965 Series 2011 (PSF-GTD) (Citibank N.A.)(a)
3,505,000	0.140	06/15/15	3,505,000
Plano GO VRDN Floaters Series 2007-1862 (Wells Fargo Bank N.A.)
2,915,000	0.130	09/01/27	2,915,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 A
13,200,000	0.110	12/01/39	13,200,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 B
34,500,000	0.120	12/01/39	34,500,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2009 C
37,600,000	0.120	12/01/39	37,600,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 A
31,425,000	0.110	04/01/40	31,425,000
Port Arthur Navigation District Environmental Facilities VRDN RB for Motiva Enterprises LLC Series 2010 Subseries E
47,800,000	0.120	11/01/40	47,800,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 B
23,000,000	0.110	04/01/40	23,000,000
Port Arthur Navigation District Environmental Facilities VRDN RB Refunding for Motiva Enterprises LLC Series 2010 C
6,000,000	0.120	04/01/40	6,000,000
Round Rock ISD GO VRDN Putters Series 2009-3341 (JPMorgan Chase Bank)(a)
4,995,000	0.140	08/01/16	4,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank)
9,995,000	0.140	02/01/16	9,995,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3344 (JPMorgan Chase Bank)(a)
3,200,000	0.140	02/01/17	3,200,000
San Antonio Electric & Gas Systems VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank)(a)
9,015,000	0.140	02/01/17	9,015,000
San Antonio Electric & Gas VRDN RB P-Floats-MT-742 Series 2011 (Bank of America N.A.)(a)
23,000,000	0.200	02/01/25	23,000,000
San Antonio Electric & Gas VRDN RB P-Floats-MT-756 Series 2011 (Bank of America N.A.)(a)
10,270,000	0.200	02/01/24	10,270,000
San Antonio Water System VRDN RB Putters Series 2009-3340 (JPMorgan Chase Bank)(a)
6,890,000	0.140	11/15/16	6,890,000
State of Texas TRANS Series 2011 A
135,000,000	2.500	08/30/12	137,264,190
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Floaters Series 2007-1761 (Morgan Stanley Bank)
9,875,000	0.180	02/15/36	9,875,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Floaters Series 2007-1762 (Morgan Stanley Bank)
4,675,000	0.180	02/15/36	4,675,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Texas — (continued)
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Floaters Series 2008-2834 (Morgan Stanley Bank)
$11,970,000	0.170%	02/15/36	$11,970,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2008 A
16,500,000	0.080	11/15/33	16,500,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Austin Trust Certificates for Texas Health Resources System Series 2008-1197 (Bank of America N.A.)(a)
3,125,000	0.240	11/15/47	3,125,000
Tarrant County Cultural Educational Facilities Finance Corp. VRDN RB Austin Trust Certificates Refunding for Texas Health Resources Series 2008-1201 (Bank of America N.A.)(a)
5,790,000	0.200	02/15/36	5,790,000
Tarrant County Health Facilities Development Corp. Hospital VRDN RB for Cook Children’s Medical Center Series 2010 B
14,615,000	0.120	12/01/39	14,615,000
Texas A & M University Municipal Trust Receipts VRDN RB Floaters Trust Series 2010 39W (Barclays Bank PLC)(a)
2,500,000	0.150	05/15/39	2,500,000
Texas A&M University VRDN RB Floater Certificates Series 2010-53C (Wells Fargo Bank N.A.)(a)
5,555,000	0.160	07/01/34	5,555,000
Texas State GO VRDN Series 2007-1026 (Bank of America N.A.)
2,120,000	0.200	04/01/33	2,120,000
Texas State GO VRDN Series 2008-1147 (Bank of America N.A.)
5,000,000	0.240	04/01/25	5,000,000
Texas State Transportation Commission VRDN RB P-Floats-MT-715 Series 2011 (Bank of America N.A.)(a)
6,745,000	0.200	04/01/27	6,745,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank)
6,635,000	0.140	04/01/15	6,635,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank)
14,395,000	0.140	04/01/15	14,395,000
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (JPMorgan Chase Bank N.A. SPA)
8,200,000	0.090	07/15/19	8,200,000
University of Houston VRDN RB Floaters Certificates Series 2009-30C (Wells Fargo Bank N.A.)(a)
7,710,000	0.160	02/15/34	7,710,000
University of Texas CP Series 2011
49,705,000	0.120	12/08/11	49,705,000
University of Texas RB Series 2002 B
5,000,000	5.250	08/15/12	5,177,279

			935,911,469

Utah — 1.2%
Riverton Hospital VRDN RB for IHC Health Services, Inc. Putter Series 2007-1762 (JPMorgan Chase & Co.)
39,000,000	0.110	05/15/12	39,000,000
State of Utah GO VRDN Floaters Series 2009-2987 (Morgan Stanley Bank)(a)
2,200,000	0.170	07/01/22	2,200,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A. SPA)
36,600,000	0.120	05/15/35	36,600,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A.)
5,000,000	0.240	06/15/36	5,000,000

			82,800,000

Virginia — 0.7%
Fairfax County GO VRDN Series 2011-104W (State Aid Withholding) (Barclays Bank PLC)(a)(b)
10,165,000	0.000	10/01/17	10,165,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Virginia — (continued)
Fairfax County IDA VRDN RB for Inova Health System Project Floaters Series 2005-1168 (Morgan Stanley Bank)
$3,330,000	0.180%	08/15/23	$3,330,000
Fairfax County IDA VRDN RB for Inova Health System ROCS-RR-II R-11733 Series 2009 (Citibank N.A.)(a)
6,660,000	0.140	11/15/29	6,660,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Series 2003 E
5,350,000	0.070	02/15/38	5,350,000
Montgomery County IDA VRDN RB for Virginia Tech Foundation, Inc. Series 2005 (Bank of America N.A. LOC)
16,265,000	0.130	06/01/35	16,265,000
Virginia State Resources Authority Clean Water VRDN RB Floaters Series 2008-2917 (Morgan Stanley Bank)
4,490,000	0.180	10/01/28	4,490,000
Virginia State Resources Authority Clean Water VRDN RB Putters Series 2008-3036 (JPMorgan Chase Bank)
3,370,000	0.140	10/01/15	3,370,000

			49,630,000

Washington — 2.5%
Central Puget Sound Washington Regional Transportation Authority VRDN RB Floaters Series 2007-1C (AGM) (Wells Fargo Bank N.A.)
5,545,000	0.160	11/01/32	5,545,000
Energy Northwest Electric VRDN RB Refunding for Columbia Station Putters Series 2007-2301 (JPMorgan Chase Bank)
7,995,000	0.140	07/01/14	7,995,000
Energy Northwest Electric VRDN RB Refunding Project Number 1 Putters Series 2008-2965 (JPMorgan Chase Bank)
4,800,000	0.140	01/01/12	4,800,000
King County Municipal Trust Receipts GO VRDN Floaters Trust Series 2009 1W Reg D (AGC-ICC) (Barclays Bank PLC)(a)
5,250,000	0.150	01/01/39	5,250,000
King County Municipal Trust Receipts GO VRDN Floaters Trust Series 2010 66W (Barclays Bank PLC)(a)
2,500,000	0.150	01/01/33	2,500,000
King County VRDN RB Floater Certificates Series 2008-46C (Wells Fargo Bank N.A.)
9,940,000	0.160	01/01/40	9,940,000
Kings County CP
4,120,000	0.300	12/01/11	4,120,000
Kings County Sewer VRDN RB Series 2011-3941 (JPMorgan Chase Bank)(a)
6,840,000	0.140	01/01/19	6,840,000
Washington State GO Prerefunded Series 2002-R-03A (NATL-RE)
3,515,000	5.000	01/01/12	3,528,506
Washington State GO VRDN Putters Series 2008-2599 (JPMorgan Chase Bank)
4,500,000	0.140	01/01/16	4,500,000
Washington State GO VRDN Putters Series 2008-3054 (JPMorgan Chase Bank)
3,035,000	0.140	07/01/13	3,035,000
Washington State GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank)(a)
10,000,000	0.140	02/01/17	10,000,000
Washington State GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A.)(a)
2,250,000	0.140	07/01/16	2,250,000
Washington State GO VRDN Series 2011-3979 (JPMorgan Chase Bank)(a)
5,500,000	0.140	01/01/17	5,500,000
Washington State Health Care Facilities Authority VRDN RB Austin Trust Certificates for Children’s Hospital Regional Medical Center Series 2008-1180 (Bank of America N.A.)
40,060,000	0.200	10/01/35	40,060,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth Putters Series 2009-3608 (JPMorgan Chase Bank)(a)
13,050,000	0.290	11/01/24	13,050,000
Washington State Health Care Facilities Authority VRDN RB for PeaceHealth ROCS RR-II R-11723 Series 2009 (Citibank N.A.)(a)
7,315,000	0.290	11/01/16	7,315,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Municipal Debt Obligations — (continued)
Washington — (continued)
Washington State Health Care Facilities Authority VRDN RB for Seattle Children’s Hospital Floater Certificates Series 2009 51C (Wells Fargo Bank N.A.)(a)
$10,990,000	0.160%	10/01/38	$10,990,000
Washington State Higher Education Facilities Authority VRDN RB Refunding for Seattle Pacific University Series 2008 (U.S. Bank N.A. LOC)
10,715,000	0.120	10/01/30	10,715,000
Washington State Motor Vehicle Fuel Tax GO VRDN P-Floats-MT-717 Series 2011 (Bank of America N.A.)(a)
7,925,000	0.200	01/01/29	7,925,000

			165,858,506

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority CP (AGM)
11,475,000	0.400	12/01/11	11,475,000
20,000,000	0.450	12/01/11	20,000,000
22,375,000	0.350	01/18/12	22,375,000
Wisconsin State GO VRDN Floaters Certificates Series 2011-14C (Wells Fargo Bank N.A.)(a)
10,675,000	0.160	05/01/31	10,675,000
Wisconsin State Health & Educational Facilities Authority Municipal Trust Receipts VRDN RB for Children’s Hospital Floaters Trust Series 2009-15W (Barclays Bank PLC)(a)
2,940,000	0.150	08/15/37	2,940,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ascension Health Senior Credit Group ROCS RR-II R-11837 Series 2010 (Citibank N.A.)(a)
5,255,000	0.140	11/15/17	5,255,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floaters Certificates Series 2009-58C (Wells Fargo Bank N.A.)(a)
9,815,000	0.160	08/15/37	9,815,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Froedtert & Community Health System Floaters Series 2009-3122X (Morgan Stanley Bank)(a)
23,135,000	0.170	04/01/39	23,135,000
Wisconsin State Health & Educational Facilities Authority VRDN RB for Ministry Health Care, Inc. Series 2010 C
20,000,000	0.120	08/01/36	20,000,000

			125,670,000

TOTAL INVESTMENTS — 100.2%			$6,729,029,701

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(15,547,356)

NET ASSETS — 100.0%			$6,713,482,345

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2011, these securities amounted to $1,940,870,460 or approximately 28.9% of net assets.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
American General Contractors-Interstate Commerce
AGC-ICC	—	Commission
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Berkshire Hathaway Assurance Corp.
COPS	—	Certificates of Participation
CP	—	Commercial Paper
CR	—	Custodial Receipts
DOT	—	Department of Transportation
FGIC	—	Insured by Financial Guaranty Insurance Co.
FNMA	—	Insured by Federal National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
GTY AGMT	—	Guaranty Agreement
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IHC	—	International Health Care
ISD	—	Independent School District
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
NATL-RE	—	National Reinsurance Corp.
PCRB	—	Pollution Control Revenue Bond
PSF-GTD	—	Guaranteed by Permanent School Fund
RB	—	Revenue Bond
RMKT	—	Remarketed
ROCS	—	Reset Option Certificates
RR	—	Revenue Refunding
SPA	—	Stand-by Purchase Agreement
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Notes
XLCA	—	XL Capital Assurance Inc.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
U.S. Treasury Obligations — 99.2%
United States Treasury Bills
$25,000,000	0.003%		12/01/11	$25,000,000
125,000,000	0.005		12/01/11	125,000,000
200,000,000	0.010		12/01/11	200,000,000
2,136,000,000	0.005		12/08/11	2,135,997,923
469,000,000	0.010		12/08/11	468,999,088
6,174,600,000	0.005		12/15/11	6,174,587,994
752,000,000	0.010		12/15/11	751,997,076
5,158,500,000	0.020		12/22/11	5,158,439,817
55,000,000	0.017	(a)	12/29/11	54,999,251
403,000,000	0.020	(a)	12/29/11	402,993,730
167,000,000	0.025	(a)	12/29/11	166,996,752
350,000,000	0.080		02/16/12	349,940,111
430,000,000	0.045		03/15/12	429,943,564
300,000,000	0.050		03/15/12	299,956,250
United States Treasury Notes
986,000,000	1.125		12/15/11	986,416,592
599,000,000	1.000		12/31/11	599,423,157
15,000,000	4.625		12/31/11	15,056,418
965,000,000	1.125		01/15/12	966,274,131
1,114,000,000	0.875		01/31/12	1,115,533,218
720,000,000	4.750		01/31/12	725,600,734
412,000,000	1.375		02/15/12	413,109,289
339,000,000	0.875		02/29/12	339,669,993
28,000,000	4.625		02/29/12	28,315,181
70,000,000	1.000		04/30/12	70,258,931
710,500,000	1.375		05/15/12	714,541,657
200,000,000	0.750		05/31/12	200,638,502
536,000,000	4.750		05/31/12	548,374,563
342,000,000	0.625		06/30/12	342,947,460
569,000,000	4.875		06/30/12	584,627,094
646,000,000	0.625		07/31/12	648,235,377
45,000,000	4.625		07/31/12	46,352,927
19,000,000	1.750		08/15/12	19,219,776
52,500,000	4.250		09/30/12	54,284,579
223,000,000	1.375		11/15/12	225,535,425
275,000,000	1.125		12/15/12	277,737,969

TOTAL INVESTMENTS — 99.2%				$25,667,004,529

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%				198,462,727

NET ASSETS — 100.0%				$25,865,467,256

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 27.8%
United States Treasury Bills
$150,000,000	0.080%	02/16/12	$149,974,333

United States Treasury Notes
750,000,000	1.000	12/31/11	750,485,733
20,000,000	1.375	02/15/12	20,052,544
20,000,000	0.875	02/29/12	20,038,213
34,000,000	1.000	04/30/12	34,125,767
348,500,000	1.375	05/15/12	350,482,532
518,000,000	4.750	05/31/12	529,961,773
184,000,000	0.625	06/30/12	184,510,495
432,000,000	4.875	06/30/12	443,869,930
653,000,000	0.625	07/31/12	655,260,528
21,000,000	1.750	08/15/12	21,242,910
140,000,000	4.375	08/15/12	144,168,370
52,500,000	4.250	09/30/12	54,284,579
105,000,000	1.375	11/15/12	106,193,810
268,000,000	1.125	12/15/12	270,668,341

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$3,735,319,858

Repurchase Agreements(a) — 72.1%
Bank of Nova Scotia
$400,000,000	0.100%	02/03/12	$400,000,000
Maturity Value: $400,101,111
Settlement Date: 11/04/11
Collateralized by U.S. Treasury Bills, 0.000%, due 02/23/12 to 10/18/12, U.S. Treasury Bonds, 3.125% to 8.000%, due 11/15/21 to 11/15/41, U.S. Treasury Notes, 0.125% to 5.125%, due 12/31/11 to 11/15/21, U.S. Treasury Inflation Indexed Bonds, 2.125% to 2.500%, due 01/15/29 to 02/15/41 and U.S. Treasury Inflation Indexed Note, 0.625% to 1.125%, due 01/15/21 to 07/15/21. The aggregate market value of the collateral, including accrued interest, was $408,030,617.

100,000,000	0.110	02/21/12	100,000,000
Maturity Value: $100,027,806
Settlement Date: 11/22/11
Collateralized by U.S. Treasury Bond, 6.500%, due 11/15/26 and U.S. Treasury Notes, 0.125% to 4.500%, due 09/15/12 to 08/31/16. The aggregate market value of the collateral, including accrued interest, was $102,002,818.

350,000,000	0.100	02/27/12	350,000,000
Maturity Value: $350,087,500
Settlement Date: 11/29/11
Collateralized by U.S. Treasury Bills, 0.000%, due 03/01/12 to 10/18/12, U.S. Treasury Bonds, 3.125% to 6.250%, due 08/15/23 to 11/15/41, U.S. Treasury Notes, 0.125% to 4.375%, due 05/31/12 to 11/15/21 and U.S. Treasury Inflation Indexed Note, 0.625%, due 07/15/21. The aggregate market value of the collateral, including accrued interest, was $357,001,991.

Barclays Capital, Inc.
500,000,000	0.070	01/05/12	500,000,000
Maturity Value: $500,035,000
Collateralized by U.S. Treasury Bond, 4.500%,due 05/15/38 and U.S. Treasury Note, 1.000% , due 09/30/16. The aggregate market value of the collateral, including accrued interest, was $510,000,000.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(a) — (continued)
BNP Paribas Securities Corp.
$500,000,000	0.080%	01/05/12	$500,000,000
Maturity Value: $500,040,000
Collateralized by U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/27 and U.S. Treasury Inflation Indexed Notes, 1.250% to 2.625%, due 01/15/14 to 01/15/20. The aggregate market value of the collateral, including accrued interest, was $510,000,090.

Credit Suisse Securities (USA)
500,000,000	0.120	01/09/12	500,000,000
Maturity Value: $500,103,333
Settlement Date: 11/08/11
Collateralized by U.S. Treasury Notes, 0.750% to 4.875%, due 12/31/11 to 08/15/20. The aggregate market value of the collateral, including accrued interest, was $510,001,684.
Deutsche Bank Securities, Inc.
283,100,000	0.090	12/01/11	283,100,000
Maturity Value: $283,100,708
Collateralized by U.S. Treasury Note, 3.500%, due 05/15/20. The market value of the collateral, including accrued interest, was $288,762,064.
500,000,000	0.090	12/01/11	500,000,000
Maturity Value: $500,001,250
Collateralized by U.S. Treasury Notes, 1.500% to 2.250%, due 05/31/14 to 7/31/16. The aggregate market value of the collateral, including accrued interest, was $510,000,052.
600,000,000	0.090	01/05/12	600,000,000
Maturity Value: $600,055,500
Settlement Date: 11/29/11
Collateralized by U.S. Treasury Notes, 0.750% to 3.375%, due 06/30/13 to 11/30/18 and U.S. Treasury Inflation Indexed Note, 2.375%, due 01/15/17. The aggregate market value of the collateral, including accrued interest, was $612,000,025.

HSBC Securities (USA), Inc.
1,000,000,000	0.080	12/01/11	1,000,000,000
Maturity Value: $1,000,002,222
Collateralized by U.S. Treasury Bonds, 4.375% to 6.125%, due 11/15/27 to 02/15/41 and U.S. Treasury Notes, 0.375% to 2.750%, due 06/30/13 to 10/31/13. The aggregate market value of the collateral, including accrued interest, was $1,020,002,762.

JP Morgan Securities LLC
1,000,000,000	0.100	12/01/11	1,000,000,000
Maturity Value: $1,000,002,778
Collateralized by U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/15 to 08/15/40 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/19 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $1,020,001,856.

Merrill Lynch Government Securities, Inc.
844,100,000	0.090	12/01/11	844,100,000
Maturity Value: $844,102,110
Collateralized by U.S. Treasury Notes, 1.250% to 2.625%, due 11/15/12 to 04/30/16. The aggregate market value of the collateral, including accrued interest, was $860,982,100.
RBS Securities, Inc.
1,500,000,000	0.100	12/01/11	1,500,000,000
Maturity Value: $1,500,004,167
Collateralized by U.S. Treasury Notes, 0.375% to 3.125%, due 11/15/14 to 05/15/21. The aggregate market value of the collateral, including accrued interest, was $1,530,003,687.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
Schedule of Investments (continued)
November 30, 2011 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements(a) — (continued)
Societe Generale
$1,600,000,000	0.100%	12/01/11	$1,600,000,000
Maturity Value: $1,600,004,444
Collateralized by U.S. Treasury Bond, 6.250%, due 8/15/23, U.S. Treasury Notes, 0.250% to 1.375%, due 09/15/12 to 11/30/13 and U.S. Treasury Inflation Indexed Note, 0.625%, due 07/15/21. The aggregate market value of the collateral, including accrued interest, was $1,632,000,063.

TOTAL REPURCHASE AGREEMENTS			$9,677,200,000

TOTAL INVESTMENTS — 99.9%			$13,412,519,858

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			17,048,062

NET ASSETS — 100.0%			$13,429,567,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on November 30, 2011.

Interest rates represent either the stated coupon rate or annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments
November 30, 2011(Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act, which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances established by the trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.
     The Levels previously based on valuation characteristics of the investments’ market value are currently reflective of assets based on amortized cost. All investments are classified as Level 2. Please refer to the Schedule of Investments for further detail.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
Forward Commitment Transactions — The Funds may enter into forward commitment transactions which involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement. The purchased securities in the forward commitment transactions do not begin to accrue interest income until the settlement date of these securities. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations when entering into a forward commitment.
Repurchase Agreements — Certain Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 1, 2011, as follows:

	Principal		Collateral Value
Fund	Amount	Maturity Value	Allocation

Government	$4,189,500,000	$4,189,516,509	$4,279,531,455

Prime Obligations	2,500,000,000	2,500,009,851	2,553,724,463

REPURCHASE AGREEMENTS — At November 30, 2011, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

	Interest		Prime
Counterparty	Rate	Government	Obligations

BNP Paribas Securities Corp.	0.150%	$623,901,713	$372,300,819

Citibank, N.A.	0.150	935,852,569	558,451,229

Crédit Agricole Corporate and Investment Bank	0.130	1,091,827,997	651,526,433

Deutsche Bank Securities, Inc.	0.140	290,114,296	173,119,881

Bank of Nova Scotia	0.150	311,950,856	186,150,410

Wells Fargo Bank, National Association	0.140	623,901,713	372,300,819

Wells Fargo Securities LLC	0.140	311,950,856	186,150,409

TOTAL		$4,189,500,000	$2,500,000,000

At November 30, 2011, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Farm Credit Bank	3.620 to 7.350%	12/03/13 to 08/03/39

Federal Farm Credit Bank Principal-Only Stripped Securities	0.000	12/16/15

Federal Home Loan Mortgage Corp.	0.000 to 7.690	12/20/11 to 11/01/41

Federal National Mortgage Association	0.000 to 8.950	12/28/11 to 12/01/41

Federal National Mortgage Association Interest-Only Stripped Securities	0.000	07/15/30 to 07/15/33

Federal National Mortgage Association Principal-Only Stripped Securities	0.000	03/23/28

Federal National Mortgage Association Stripped Securities	0.000	11/15/13 to 08/06/38

Government National Mortgage Association	4.000 to 5.500	04/15/40 to 10/20/41

U.S. Treasury Bills	0.000	12/01/11 to 04/05/12

U.S. Treasury Bonds	3.750 to 9.000	11/15/18 to 08/15/41

U.S. Treasury Bonds Stripped Securities	0.000	11/15/26

U.S. Treasury Notes	0.125 to 4.875	12/31/11 to 04/30/18

U.S. Treasury Principal-Only Stripped Securities	0.000	05/15/12 to 11/15/26

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS
Schedule of Investments (continued)
November 30, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Interest Rate Risk — In a low interest rate environment, low yields on a Fund’s holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders. As a result, GSAM and/or Goldman Sachs may voluntarily agree to waive a significant portion of certain fees (such as FST Class B and FST Class C Distribution and Service fees, FST Select fees, FST Preferred fees, FST Capital fees, FST Administration fees, FST Premier fees, FST Service fees, FST Resource fees, FST CMS fees, transfer agency and management fees) which can fluctuate daily.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a large percentage of their assets in obligations of issuers within certain states, which makes them subject to possible risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the Funds’ income, NAV and ability to preserve capital or liquidity could be adversely affected.
Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	January 27, 2012

* Print the name and title of each signing officer under his or her signature.